NATIONWIDE

VL SEPARATE

ACCOUNT-G

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
13,679 shares (cost $158,033)	$154,844
VP Inflation Protection Fund - Class I (ACVIP1)
572,032 shares (cost $6,161,983)	5,697,443
Global Allocation V.I. Fund - Class I (BRVGA1)
633,456 shares (cost $10,490,456)	9,558,854
Global Allocation V.I. Fund - Class II (MLVGA2)
178,246 shares (cost $2,848,660)	2,680,818
VIP Small Cap Value Series: Service Class (DWVSVS)
20,574 shares (cost $785,394)	690,860
VA Global Bond Portfolio (DFVGB)
609,875 shares (cost $6,605,772)	6,501,268
VA International Small Portfolio (DFVIS)
739,435 shares (cost $8,671,704)	8,185,545
VA International Value Portfolio (DFVIV)
720,401 shares (cost $8,787,433)	7,600,228
VA Short-Term Fixed Portfolio (DFVSTF)
650,673 shares (cost $6,643,115)	6,617,349
VA U.S. Large Value Portfolio (DFVULV)
485,869 shares (cost $10,872,010)	10,038,046
VA U.S. Targeted Value Portfolio (DFVUTV)
430,105 shares (cost $7,614,324)	6,812,865
Stock Index Fund, Inc. - Initial Shares (DSIF)
256,347 shares (cost $9,425,605)	11,130,591
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
144,530 shares (cost $2,344,963)	2,115,913
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
86,801 shares (cost $663,370)	590,250
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
208,338 shares (cost $3,884,342)	3,404,244
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
5,515 shares (cost $64,510)	60,007
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
30,398 shares (cost $143,332)	163,543
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
107,619 shares (cost $1,254,951)	1,097,713
Forty Portfolio: Service Shares (JACAS)
82,715 shares (cost $3,076,831)	2,901,652
Global Technology Portfolio: Service Shares (JAGTS)
326,125 shares (cost $2,528,772)	2,527,466
Overseas Portfolio: Service Shares (JAIGS)
89,374 shares (cost $3,205,817)	2,488,177
M Large Cap Value Fund (MFBOV)
130,330 shares (cost $1,760,423)	1,560,048
M Capital Appreciation Fund (MFFCA)
47,233 shares (cost $1,341,856)	1,187,913
M International Equity Fund (MFBIE)
114,472 shares (cost $1,396,098)	1,288,957
M Large Cap Growth Fund (MFTCG)
82,024 shares (cost $1,937,472)	1,776,649
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
534 shares (cost $9,435)	8,754

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
285,072 shares (cost $6,267,602)	$6,402,726
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
61,272 shares (cost $1,119,295)	949,109
Value Series - Initial Class (MVFIC)
453,823 shares (cost $7,988,174)	8,345,814
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
4,435 shares (cost $74,106)	98,147
Core Plus Fixed Income Portfolio - Class I (MSVFI)
12,333 shares (cost $130,404)	126,417
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
55,162 shares (cost $585,339)	556,038
NVIT Investor Destinations Managed Growth Class I (IDPG)
76,363 shares (cost $824,680)	765,919
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
67,786 shares (cost $693,866)	667,018
NVIT Cardinal Managed Growth Class I (NCPG)
172,557 shares (cost $1,791,057)	1,687,603
NVIT Bond Index Fund Class I (NVBX)
12,456 shares (cost $133,691)	129,173
NVIT International Index Fund Class I (NVIX)
87,717 shares (cost $822,091)	763,141
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
174,185 shares (cost $3,095,151)	2,684,186
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
585,709 shares (cost $12,681,780)	13,822,743
American Funds NVIT Bond Fund - Class II (GVABD2)
58,988 shares (cost $679,097)	668,924
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
116,950 shares (cost $3,209,302)	3,447,692
American Funds NVIT Growth Fund - Class II (GVAGR2)
55,470 shares (cost $4,140,982)	4,787,633
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
34,133 shares (cost $1,561,406)	1,870,804
Federated NVIT High Income Bond Fund - Class I (HIBF)
498,494 shares (cost $3,396,883)	3,015,888
NVIT Emerging Markets Fund - Class I (GEM)
755,674 shares (cost $8,442,184)	6,921,971
NVIT International Equity Fund - Class I (GIG)
90,981 shares (cost $969,984)	867,960
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
16,903 shares (cost $146,736)	160,073
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
69,339 shares (cost $711,959)	627,518
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
103,005 shares (cost $1,408,853)	1,378,212
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
962,024 shares (cost $9,887,438)	9,196,948
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
521,017 shares (cost $5,942,670)	5,725,980
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
940,907 shares (cost $10,544,524)	10,105,337
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
199,793 shares (cost $2,148,579)	2,003,921
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
1,529,853 shares (cost $17,050,427)	16,629,498

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2,579,030 shares (cost $27,412,032)	$24,578,159
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
227,951 shares (cost $2,532,039)	2,420,843
NVIT Core Bond Fund - Class I (NVCBD1)
130,593 shares (cost $1,443,106)	1,366,003
NVIT Core Plus Bond Fund - Class I (NVLCP1)
248,754 shares (cost $2,851,026)	2,763,658
NVIT Nationwide Fund - Class I (TRF)
53,326 shares (cost $533,722)	776,954
NVIT Government Bond Fund - Class I (GBF)
159,421 shares (cost $1,770,055)	1,731,310
American Century NVIT Growth Fund - Class I (CAF)
81,079 shares (cost $1,684,339)	1,645,910
NVIT International Index Fund - Class II (GVIX2)
214,483 shares (cost $2,066,310)	1,863,857
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
209,712 shares (cost $2,096,070)	2,644,471
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
51,113 shares (cost $690,034)	758,521
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
126,198 shares (cost $1,827,588)	2,117,597
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
87,248 shares (cost $902,589)	865,499
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
448,572 shares (cost $4,947,720)	5,625,099
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
775,850 shares (cost $8,397,098)	10,311,049
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
68,745 shares (cost $752,604)	761,694
NVIT Mid Cap Index Fund - Class I (MCIF)
181,035 shares (cost $4,467,242)	4,064,230
NVIT Money Market Fund - Class I (SAM)
2,238,587 shares (cost $2,238,587)	2,238,587
NVIT Money Market Fund - Class V (SAM5)
23,289,597 shares (cost $23,289,597)	23,289,597
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
151,272 shares (cost $1,780,570)	1,552,050
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
108,745 shares (cost $1,184,226)	1,026,553
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
215,676 shares (cost $2,609,521)	2,721,829
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
136,850 shares (cost $1,554,205)	1,363,029
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
278,656 shares (cost $3,231,676)	2,995,556
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
146,429 shares (cost $1,681,754)	1,468,686
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
57,157 shares (cost $683,233)	574,995
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
63,870 shares (cost $1,353,546)	1,172,655
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
100,433 shares (cost $1,415,532)	1,323,707
NVIT Multi-Manager Small Company Fund - Class I (SCF)
78,272 shares (cost $1,706,435)	1,611,619

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Multi-Sector Bond Fund - Class I (MSBF)
113,727 shares (cost $1,040,054)	$987,152
NVIT Short Term Bond Fund - Class I (NVSTB1)
21,095 shares (cost $221,745)	215,171
NVIT Short Term Bond Fund - Class II (NVSTB2)
6,378 shares (cost $66,474)	64,800
NVIT Large Cap Growth Fund - Class I (NVOLG1)
301,875 shares (cost $6,005,424)	6,034,477
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
653,668 shares (cost $8,134,757)	8,210,075
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
257,961 shares (cost $3,913,746)	3,820,405
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
247,724 shares (cost $4,220,476)	4,141,951
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
199,027 shares (cost $2,092,777)	1,968,376
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
915,583 shares (cost $11,639,916)	11,444,790
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2,219,940 shares (cost $29,128,880)	29,347,601
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
95,530 shares (cost $1,120,857)	1,053,694
Templeton NVIT International Value Fund - Class III (NVTIV3)
73,687 shares (cost $893,123)	801,712
Invesco NVIT Comstock Value Fund - Class I (EIF)
102,866 shares (cost $1,392,558)	1,574,879
NVIT Real Estate Fund - Class I (NVRE1)
1,334,947 shares (cost $11,011,624)	8,663,804
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
12,741 shares (cost $150,821)	131,998
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
67,109 shares (cost $783,984)	728,129
NVIT Small Cap Index Fund Class II (NVSIX2)
210,968 shares (cost $2,808,409)	2,521,063
NVIT S&P 500 Index Fund Class I (GVEX1)
795,690 shares (cost $11,279,462)	11,123,744
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
64,544 shares (cost $745,443)	693,850
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
143,856 shares (cost $1,668,475)	1,501,859
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
44,929 shares (cost $538,446)	484,336
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
178,180 shares (cost $3,563,988)	3,080,730
VP Inflation Protection Fund - Class II (ACVIP2)
50,759 shares (cost $587,381)	504,546
VP Mid Cap Value Fund - Class I (ACVMV1)
173,547 shares (cost $2,898,873)	3,191,522
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
285,938 shares (cost $4,414,361)	4,778,017
Appreciation Portfolio - Initial Shares (DCAP)
28,435 shares (cost $1,263,395)	1,286,130
Quality Bond Fund II - Primary Shares (FQB)
16,860 shares (cost $190,646)	184,958
VIP Energy Portfolio - Service Class 2 (FNRS2)
401,133 shares (cost $8,352,750)	6,221,571

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VIP Equity-Income Portfolio - Service Class (FEIS)
245,407 shares (cost $5,394,744)	$4,998,933
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
101,230 shares (cost $1,182,241)	1,228,931
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
229,628 shares (cost $2,736,670)	2,849,680
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
463,399 shares (cost $5,225,372)	5,866,631
VIP Growth Portfolio - Service Class (FGS)
135,764 shares (cost $7,601,211)	8,902,050
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
345,085 shares (cost $4,370,399)	4,223,846
VIP Mid Cap Portfolio - Service Class (FMCS)
235,425 shares (cost $7,987,005)	7,630,111
VIP Overseas Portfolio - Service Class (FOS)
154,856 shares (cost $3,108,911)	2,942,272
VIP Value Strategies Portfolio - Service Class (FVSS)
1,081 shares (cost $11,729)	15,692
Franklin Income Securities Fund - Class 2 (FTVIS2)
48,654 shares (cost $733,120)	690,884
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2,535 shares (cost $61,433)	64,023
Small Cap Value Securities Fund - Class 1 (FTVSVI)
124,195 shares (cost $2,497,408)	2,250,405
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
51,933 shares (cost $484,513)	328,217
Templeton Foreign Securities Fund - Class 2 (TIF2)
31,963 shares (cost $544,081)	421,912
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
103,711 shares (cost $1,900,279)	1,638,641
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
181,220 shares (cost $1,328,843)	1,223,233
Short Duration Bond Portfolio - I Class Shares (AMTB)
51,051 shares (cost $549,544)	537,062
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2,515 shares (cost $56,045)	53,702
Socially Responsive Portfolio - I Class Shares (AMSRS)
6,220 shares (cost $104,941)	133,477
Global Securities Fund/VA - Non-Service Shares (OVGS)
87,001 shares (cost $3,507,410)	3,306,030
International Growth Fund/VA - Non-Service Shares (OVIG)
191,255 shares (cost $437,605)	420,762
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
58,384 shares (cost $1,796,531)	1,707,143
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
76,993 shares (cost $1,866,603)	1,641,500
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
88,598 shares (cost $474,865)	432,356
All Asset Portfolio - Administrative Class (PMVAAA)
54,290 shares (cost $581,977)	494,042
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
127,195 shares (cost $1,086,029)	878,917
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
75,860 shares (cost $836,813)	729,018
Low Duration Portfolio - Administrative Class (PMVLDA)
358,918 shares (cost $3,813,768)	3,678,907

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Total Return Portfolio - Administrative Class (PMVTRA)
473,845 shares (cost $5,277,442)	$5,013,278
VI American Franchise Fund - Series I Shares (ACEG)
465 shares (cost $18,781)	26,624
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
15,990 shares (cost $219,022)	193,795
Variable Fund - Multi-Hedge Strategies (RVARS)
14,783 shares (cost $344,625)	356,117
T. Rowe Price Health Sciences Portfolio (TRHSP)
258,933 shares (cost $9,146,043)	10,093,202
Health Sciences Portfolio - II (TRHS2)
48,587 shares (cost $1,454,374)	1,830,285
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
112,548 shares (cost $3,043,352)	1,899,806
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
20,594 shares (cost $107,955)	108,205
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
22,272 shares (cost $121,967)	119,613
Variable Insurance Portfolios - Asset Strategy (WRASP)
1,323,911 shares (cost $13,680,183)	10,993,495
Variable Insurance Portfolios - Balanced (WRBP)
41,063 shares (cost $390,855)	359,689
Variable Insurance Portfolios - Bond (WRBDP)
141,872 shares (cost $792,376)	737,591
Variable Insurance Portfolios - Core Equity (WRCEP)
61,734 shares (cost $775,912)	725,445
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
80,755 shares (cost $626,592)	631,212
Variable Insurance Portfolios - Energy (WRENG)
51,985 shares (cost $337,281)	262,021
Variable Insurance Portfolios - Global Bond (WRGBP)
10,731 shares (cost $54,540)	50,824
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
133,184 shares (cost $703,633)	487,905
Variable Insurance Portfolios - Growth (WRGP)
71,344 shares (cost $808,231)	814,583
Variable Insurance Portfolios - High Income (WRHIP)
927,745 shares (cost $3,612,356)	3,109,152
Variable Insurance Portfolios - International Growth (WRIP)
61,702 shares (cost $535,390)	535,446
Variable Insurance Portfolios - International Core Equity (WRI2P)
28,640 shares (cost $486,814)	444,688
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
4,518 shares (cost $22,269)	22,000
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
12,447 shares (cost $317,810)	256,655
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
174,894 shares (cost $1,804,914)	1,647,832
Variable Insurance Portfolios - Money Market (WRMMP)
218,416 shares (cost $218,416)	218,416
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
227,600 shares (cost $1,206,722)	1,149,130
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
68,935 shares (cost $372,693)	355,304
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
604,727 shares (cost $3,263,550)	3,226,946

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
780,013 shares (cost $4,399,726)	$4,291,707
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
75,242 shares (cost $415,408)	398,893
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
25,810 shares (cost $225,049)	231,739
Variable Insurance Portfolios - Science and Technology (WRSTP)
53,918 shares (cost $1,119,197)	1,237,712
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
45,494 shares (cost $525,166)	482,456
Variable Insurance Portfolios - Small Cap Value (WRSCV)
16,204 shares (cost $264,881)	253,673
Variable Insurance Portfolios - Value (WRVP)
48,272 shares (cost $315,159)	296,976
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
100,010 shares (cost $985,714)	856,084

Total Investments	$534,648,323

Other Accounts Receivable	5,023
Accounts Receivable - NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	2
Accounts Payable - Short Duration Bond Portfolio - I Class Shares (AMTB)	(417)
Accounts Payable - Core Plus Fixed Income Portfolio - Class I (MSVFI)	(209)
Accounts Payable - Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	(513)
Accounts Payable - NVIT Nationwide Fund - Class I (TRF)	(535)

$534,651,674

Contract Owners’ Equity:
Accumulation units	534,651,674

Total Contract Owners’ Equity (note 8)	$534,651,674

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	ALVDAA	ACVIP1	BRVGA1	MLVGA2	DWVSVS	DFVGB	DFVIS
Reinvested dividends	$9,209,548	$770	$111,671	$98,356	$27,492	$2,723	$99,208	$166,410

Net investment income (loss)	9,209,548	770	111,671	98,356	27,492	2,723	99,208	166,410

Realized gain (loss) on investments	9,453,447	(193)	(34,047)	11,831	3,428	(3,696)	(1,746)	13,024
Change in unrealized gain (loss) on investments	(53,566,638)	(3,188)	(212,160)	(649,579)	(199,148)	(103,789)	(60,945)	(164,496)

Net gain (loss) on investments	(44,113,191)	(3,381)	(246,207)	(637,748)	(195,720)	(107,485)	(62,691)	(151,472)

Reinvested capital gains	26,130,494	1,546	-	478,688	145,059	61,098	26,392	257,424

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,773,149)	$(1,065)	$(134,536)	$(60,704)	$(23,169)	$(43,664)	$62,909	$272,362

Investment Activity:	DFVIV	DFVSTF	DFVULV	DFVUTV	DSIF	FTVIS1	FTVFA1	FTVGB1
Reinvested dividends	$242,049	$19,698	$208,547	$89,889	$204,718	$102,809	$19,410	$263,937

Net investment income (loss)	242,049	19,698	208,547	89,889	204,718	102,809	19,410	263,937

Realized gain (loss) on investments	4,447	(165)	33,460	49,809	411,722	25,789	(2,996)	(54,615)
Change in unrealized gain (loss) on investments	(848,218)	(13,625)	(1,020,655)	(978,144)	(817,575)	(282,935)	(54,529)	(369,118)

Net gain (loss) on investments	(843,771)	(13,790)	(987,195)	(928,335)	(405,853)	(257,146)	(57,525)	(423,733)

Reinvested capital gains	-	6,021	463,700	466,396	309,183	-	973	16,616

Net increase (decrease) in contract owners’ equity resulting from operations	$(601,722)	$11,929	$(314,948)	$(372,050)	$108,048	$(154,337)	$(37,142)	$(143,180)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVGMNS	IVKMG1	IVBRA1	JACAS	JAGTS	JAIGS	MFBOV	MFFCA
Reinvested dividends	$53	$-	$39,110	$37,131	$9,209	$14,569	$21,615	$-

Net investment income (loss)	53	-	39,110	37,131	9,209	14,569	21,615	-

Realized gain (loss) on investments	132	9,082	(19,042)	48,520	22,304	(196,913)	46,623	34,191
Change in unrealized gain (loss) on investments	(5,069)	(17,639)	(141,180)	(329,561)	(122,206)	(152,105)	(212,132)	(230,275)

Net gain (loss) on investments	(4,937)	(8,557)	(160,222)	(281,041)	(99,902)	(349,018)	(165,509)	(196,084)

Reinvested capital gains	1,307	11,059	81,414	581,274	151,681	88,492	126,627	129,946

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,577)	$2,502	$(39,698)	$337,364	$60,988	$(245,957)	$(17,267)	$(66,138)

Investment Activity:	MFBIE	MFTCG	MV2IGI	MVIVIC	MNDIC	MVFIC	MVIVSC	MSVFI
Reinvested dividends	$22,733	$322	$45	$103,905	$-	$177,618	$1,763	$4,279

Net investment income (loss)	22,733	322	45	103,905	-	177,618	1,763	4,279

Realized gain (loss) on investments	21,331	64,663	(13)	135,787	(23,561)	385,239	3,201	1,189
Change in unrealized gain (loss) on investments	(121,039)	(254,397)	(681)	33,276	(29,057)	(1,087,177)	271	(6,085)

Net gain (loss) on investments	(99,708)	(189,734)	(694)	169,063	(52,618)	(701,938)	3,472	(4,896)

Reinvested capital gains	-	273,306	525	53,190	28,391	445,747	1,009	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(76,975)	$83,894	$(124)	$326,158	$(24,227)	$(78,573)	$6,244	$(617)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	IDPGI	IDPG	NCPGI	NCPG	NVBX	NVIX	NVAMV1	GVAAA2
Reinvested dividends	$9,685	$14,412	$9,218	$22,051	$2,533	$16,845	$64,818	$181,750

Net investment income (loss)	9,685	14,412	9,218	22,051	2,533	16,845	64,818	181,750

Realized gain (loss) on investments	(183)	(1,207)	(1,632)	(1,984)	(305)	(5,847)	60,114	245,985
Change in unrealized gain (loss) on investments	(26,788)	(55,988)	(24,844)	(74,756)	(3,663)	(45,283)	(560,427)	(862,021)

Net gain (loss) on investments	(26,971)	(57,195)	(26,476)	(76,740)	(3,968)	(51,130)	(500,313)	(616,036)

Reinvested capital gains	-	-	-	-	1,219	-	317,939	564,033

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,286)	$(42,783)	$(17,258)	$(54,689)	$(216)	$(34,285)	$(117,556)	$129,747

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVIE6
Reinvested dividends	$9,229	$21,388	$33,198	$17,097	$171,297	$64,045	$4,737	$480

Net investment income (loss)	9,229	21,388	33,198	17,097	171,297	64,045	4,737	480

Realized gain (loss) on investments	2,818	174,290	634,641	141,406	(34,818)	(108,716)	563	6,189
Change in unrealized gain (loss) on investments	(13,954)	(306,780)	(495,506)	(279,830)	(238,924)	(1,219,516)	(75,732)	(18,467)

Net gain (loss) on investments	(11,136)	(132,490)	139,135	(138,424)	(273,742)	(1,328,232)	(75,169)	(12,278)

Reinvested capital gains	283	296,866	122,139	138,017	29,920	-	33,648	6,708

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,624)	$185,764	$294,472	$16,690	$(72,525)	$(1,264,187)	$(36,784)	$(5,090)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$5,136	$10,871	$249,440	$158,145	$308,684	$42,840	$491,727	$764,509

Net investment income (loss)	5,136	10,871	249,440	158,145	308,684	42,840	491,727	764,509

Realized gain (loss) on investments	15,985	188,950	237,559	162,902	103,142	16,558	202,881	228,644
Change in unrealized gain (loss) on investments	(83,468)	(437,680)	(1,374,256)	(610,958)	(1,192,796)	(129,144)	(1,811,749)	(3,727,847)

Net gain (loss) on investments	(67,483)	(248,730)	(1,136,697)	(448,056)	(1,089,654)	(112,586)	(1,608,868)	(3,499,203)

Reinvested capital gains	56,629	238,996	696,447	208,385	643,403	55,563	939,636	2,297,811

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,718)	$1,137	$(190,810)	$(81,526)	$(137,567)	$(14,183)	$(177,505)	$(436,883)

Investment Activity:	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	CAF	GVIX2	GVIDA
Reinvested dividends	$63,723	$42,140	$50,265	$9,673	$31,165	$5,825	$42,984	$39,175

Net investment income (loss)	63,723	42,140	50,265	9,673	31,165	5,825	42,984	39,175

Realized gain (loss) on investments	48,029	12,060	(4,213)	62,166	(23,541)	36,899	(81,445)	279,503
Change in unrealized gain (loss) on investments	(230,843)	(69,640)	(80,920)	(64,692)	(12,123)	(174,177)	53,716	(334,562)

Net gain (loss) on investments	(182,814)	(57,580)	(85,133)	(2,526)	(35,664)	(137,278)	(27,729)	(55,059)

Reinvested capital gains	95,329	6,790	20,001	-	-	210,814	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(23,762)	$(8,650)	$(14,867)	$7,147	$(4,499)	$79,361	$15,255	$(15,884)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	NVMIG1
Reinvested dividends	$12,993	$33,971	$15,256	$94,197	$158,302	$13,190	$46,062	$11,538

Net investment income (loss)	12,993	33,971	15,256	94,197	158,302	13,190	46,062	11,538

Realized gain (loss) on investments	17,114	28,043	3,834	502,838	467,831	26,622	420,545	(15,859)
Change in unrealized gain (loss) on investments	(47,637)	(152,248)	(46,950)	(863,341)	(887,344)	(90,740)	(892,180)	(110,408)

Net gain (loss) on investments	(30,523)	(124,205)	(43,116)	(360,503)	(419,513)	(64,118)	(471,635)	(126,267)

Reinvested capital gains	17,198	79,731	31,112	281,738	203,789	52,294	277,390	95,279

Net increase (decrease) in contract owners’ equity resulting from operations	$(332)	$(10,503)	$3,252	$15,432	$(57,422)	$1,366	$(148,183)	$(19,450)

Investment Activity:	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF	SCVF
Reinvested dividends	$16,868	$12,944	$17,616	$-	$18,854	$7,203	$-	$9,463

Net investment income (loss)	16,868	12,944	17,616	-	18,854	7,203	-	9,463

Realized gain (loss) on investments	(58,900)	106,450	52,762	94,136	(22,618)	12,180	135,549	43,977
Change in unrealized gain (loss) on investments	(24,795)	(254,921)	(266,190)	(549,441)	(173,732)	(104,974)	(253,710)	(250,368)

Net gain (loss) on investments	(83,695)	(148,471)	(213,428)	(455,305)	(196,350)	(92,794)	(118,161)	(206,391)

Reinvested capital gains	-	222,647	148,827	397,586	127,778	66,949	141,913	122,431

Net increase (decrease) in contract owners’ equity resulting from operations	$(66,827)	$87,120	$(46,985)	$(57,719)	$(49,718)	$(18,642)	$23,752	$(74,497)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVIDAP	NVDBLP	NVDCAP
Reinvested dividends	$6,352	$19,961	$4,153	$1,098	$38,922	$126,176	$71,224	$74,500

Net investment income (loss)	6,352	19,961	4,153	1,098	38,922	126,176	71,224	74,500

Realized gain (loss) on investments	40,985	4,515	(1,091)	23	514,436	82,652	36,743	24,802
Change in unrealized gain (loss) on investments	(242,664)	(54,476)	(2,966)	(1,321)	(1,150,022)	(314,820)	(186,795)	(260,231)

Net gain (loss) on investments	(201,679)	(49,961)	(4,057)	(1,298)	(635,586)	(232,168)	(150,052)	(235,429)

Reinvested capital gains	165,010	-	-	-	869,890	-	74,337	137,245

Net increase (decrease) in contract owners’ equity resulting from operations	$(30,317)	$(30,000)	$96	$(200)	$273,226	$(105,992)	$(4,491)	$(23,684)

Investment Activity:	NVIDCP	NVIDMP	NVDMAP	NVDMCP	NVTIV3	EIF	NVRE1	NVLCAP
Reinvested dividends	$37,971	$208,286	$510,212	$19,989	$15,592	$26,466	$242,777	$3,529

Net investment income (loss)	37,971	208,286	510,212	19,989	15,592	26,466	242,777	3,529

Realized gain (loss) on investments	(2,237)	625,766	250,191	4,827	(3,483)	92,402	(141,525)	11
Change in unrealized gain (loss) on investments	(90,690)	(1,268,093)	(1,602,117)	(74,344)	(81,457)	(230,304)	(1,839,616)	(18,280)

Net gain (loss) on investments	(92,927)	(642,327)	(1,351,926)	(69,517)	(84,940)	(137,902)	(1,981,141)	(18,269)

Reinvested capital gains	61,966	451,184	521,967	49,540	38,275	-	1,290,603	6,753

Net increase (decrease) in contract owners’ equity resulting from operations	$7,010	$17,143	$(319,747)	$12	$(31,073)	$(111,436)	$(447,761)	$(7,987)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVLMP	NVSIX2	GVEX1	NOTB3	NOTG3	NOTMG3	ALVSVA	ACVIP2
Reinvested dividends	$13,979	$27,121	$195,950	$8,048	$17,482	$6,004	$23,342	$11,622

Net investment income (loss)	13,979	27,121	195,950	8,048	17,482	6,004	23,342	11,622

Realized gain (loss) on investments	(2,628)	(347)	177,743	1,270	(2,806)	(1,706)	68,429	(17,842)
Change in unrealized gain (loss) on investments	(32,276)	(317,047)	(500,208)	(62,025)	(160,283)	(48,785)	(737,121)	(6,954)

Net gain (loss) on investments	(34,904)	(317,394)	(322,465)	(60,755)	(163,089)	(50,491)	(668,692)	(24,796)

Reinvested capital gains	8,651	161,192	120,266	16,078	5,843	10,435	474,444	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,274)	$(129,081)	$(6,249)	$(36,629)	$(139,764)	$(34,052)	$(170,906)	$(13,174)

Investment Activity:	ACVMV1	DVSCS	DCAP	FQB	FNRS2	FEIS	FF10S	FF20S
Reinvested dividends	$47,532	$33,027	$23,543	$7,319	$69,515	$162,361	$21,546	$51,631

Net investment income (loss)	47,532	33,027	23,543	7,319	69,515	162,361	21,546	51,631

Realized gain (loss) on investments	145,785	165,506	57,149	(2,223)	75,809	106,136	26,439	23,058
Change in unrealized gain (loss) on investments	(369,889)	(612,343)	(178,018)	(5,778)	(1,870,576)	(948,565)	(52,003)	(102,319)

Net gain (loss) on investments	(224,104)	(446,837)	(120,869)	(8,001)	(1,794,767)	(842,429)	(25,564)	(79,261)

Reinvested capital gains	124,535	294,435	66,283	-	202,309	462,842	3,601	12,410

Net increase (decrease) in contract owners’ equity resulting from operations	$(52,037)	$(119,375)	$(31,043)	$(682)	$(1,522,943)	$(217,226)	$(417)	$(15,220)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FF30S	FGS	FIGBS	FMCS	FOS	FVSS	FTVIS2	FTVRDI
Reinvested dividends	$99,802	$13,066	$106,946	$32,206	$38,382	$171	$36,111	$1,304

Net investment income (loss)	99,802	13,066	106,946	32,206	38,382	171	36,111	1,304

Realized gain (loss) on investments	185,490	267,840	(20,142)	102,711	(159)	5,516	9,807	7,940
Change in unrealized gain (loss) on investments	(348,595)	(13,983)	(120,254)	(1,155,298)	(166,638)	(5,962)	(98,788)	(19,455)

Net gain (loss) on investments	(163,105)	253,857	(140,396)	(1,052,587)	(166,797)	(446)	(88,981)	(11,515)

Reinvested capital gains	31,924	177,840	3,224	901,627	3,022	19	-	8,117

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,379)	$444,763	$(30,226)	$(118,754)	$(125,393)	$(256)	$(52,870)	$(2,094)

Investment Activity:	FTVSVI	FTVDM2	TIF2	FTVGI2	FTVFA2	AMTB	AMMCGS	AMSRS
Reinvested dividends	$26,532	$8,976	$16,662	$142,705	$40,032	$7,330	$-	$785

Net investment income (loss)	26,532	8,976	16,662	142,705	40,032	7,330	-	785

Realized gain (loss) on investments	187,726	(32,129)	(38,803)	(43,603)	(3,515)	(2,265)	(3)	30,168
Change in unrealized gain (loss) on investments	(825,077)	(120,018)	(23,646)	(183,547)	(119,206)	(3,618)	(2,344)	(44,251)

Net gain (loss) on investments	(637,351)	(152,147)	(62,449)	(227,150)	(122,721)	(5,883)	(2,347)	(14,083)

Reinvested capital gains	420,943	57,157	17,018	9,269	2,189	-	-	12,416

Net increase (decrease) in contract owners’ equity resulting from operations	$(189,876)	$(86,014)	$(28,769)	$(75,176)	$(80,500)	$1,447	$(2,347)	$(882)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	OVGS	OVIG	OVGI	OVSC	OVSB	PMVAAA	PMVRSA	PMVFBA
Reinvested dividends	$38,694	$1,828	$24,329	$15,685	$27,522	$17,460	$10,737	$11,770

Net investment income (loss)	38,694	1,828	24,329	15,685	27,522	17,460	10,737	11,770

Realized gain (loss) on investments	(12,550)	(440)	110,223	91,162	(4,758)	(4,364)	(10,071)	(48,125)
Change in unrealized gain (loss) on investments	(112,379)	(16,170)	(512,723)	(477,703)	(32,172)	(59,900)	(192,533)	(23,552)

Net gain (loss) on investments	(124,929)	(16,610)	(402,500)	(386,541)	(36,930)	(64,264)	(202,604)	(71,677)

Reinvested capital gains	192,906	11,158	397,253	258,890	-	-	-	1,965

Net increase (decrease) in contract owners’ equity resulting from operations	$106,671	$(3,624)	$19,082	$(111,966)	$(9,408)	$(46,804)	$(191,867)	$(57,942)

Investment Activity:	PMVLDA	PMVTRA	ACEG	AVMCCI	RVARS	TRHSP	TRHS2	VWHA
Reinvested dividends	$125,989	$231,981	$-	$693	$1,840	$-	$-	$600

Net investment income (loss)	125,989	231,981	-	693	1,840	-	-	600

Realized gain (loss) on investments	(13,979)	881	2,752	693	1,434	111,936	263,236	(93,195)
Change in unrealized gain (loss) on investments	(98,594)	(280,543)	(1,638)	(29,008)	1,915	(28,366)	(189,568)	(779,936)

Net gain (loss) on investments	(112,573)	(279,662)	1,114	(28,315)	3,349	83,570	73,668	(873,131)

Reinvested capital gains	-	52,461	177	18,603	-	744,671	138,055	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,416	$4,780	$1,291	$(9,019)	$5,189	$828,241	$211,723	$(872,531)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRPMAV	WRPMMV	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG
Reinvested dividends	$-	$-	$38,784	$3,200	$22,723	$2,518	$8,763	$159

Net investment income (loss)	-	-	38,784	3,200	22,723	2,518	8,763	159

Realized gain (loss) on investments	12	(441)	(67,896)	1,886	(7,094)	12,344	20,285	1,818
Change in unrealized gain (loss) on investments	608	(24)	(2,776,762)	(53,450)	(14,138)	(137,389)	(118,703)	(76,410)

Net gain (loss) on investments	620	(465)	(2,844,658)	(51,564)	(21,232)	(125,045)	(98,418)	(74,592)

Reinvested capital gains	-	-	1,862,355	47,047	-	117,844	75,004	1,440

Net increase (decrease) in contract owners’ equity resulting from operations	$620	$(465)	$(943,519)	$(1,317)	$1,491	$(4,683)	$(14,651)	$(72,993)

Investment Activity:	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC
Reinvested dividends	$2,057	$547	$774	$210,325	$2,336	$6,104	$275	$-

Net investment income (loss)	2,057	547	774	210,325	2,336	6,104	275	-

Realized gain (loss) on investments	(850)	(11,881)	19,466	(25,885)	11,933	(5,073)	(4)	1,653
Change in unrealized gain (loss) on investments	(2,677)	(126,538)	(56,051)	(438,996)	(24,578)	(67,763)	(249)	(70,707)

Net gain (loss) on investments	(3,527)	(138,419)	(36,585)	(464,881)	(12,645)	(72,836)	(253)	(69,054)

Reinvested capital gains	-	-	85,539	35,710	27,073	60,300	-	44,214

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,470)	$(137,872)	$49,728	$(218,846)	$16,764	$(6,432)	$22	$(24,840)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP
Reinvested dividends	$-	$49	$26,255	$4,045	$52,312	$92,324	$6,235	$2,400

Net investment income (loss)	-	49	26,255	4,045	52,312	92,324	6,235	2,400

Realized gain (loss) on investments	36,752	-	15,092	823	19,666	15,268	1,330	8,249
Change in unrealized gain (loss) on investments	(278,912)	-	(141,029)	(25,864)	(316,826)	(458,016)	(39,033)	(22,262)

Net gain (loss) on investments	(242,160)	-	(125,937)	(25,041)	(297,160)	(442,748)	(37,703)	(14,013)

Reinvested capital gains	139,535	-	96,561	22,564	248,889	340,289	32,614	22,919

Net increase (decrease) in contract owners’ equity resulting from operations	$(102,625)	$49	$(3,121)	$1,568	$4,041	$(10,135)	$1,146	$11,306

Investment Activity:	WRSTP	WRSCP	WRSCV	WRVP	WFVSCG	MIGIC	FOSR	AMFAS
Reinvested dividends	$-	$-	$235	$2,103	$-	$76	$-	$-

Net investment income (loss)	-	-	235	2,103	-	76	-	-

Realized gain (loss) on investments	43,341	36,899	1,939	3,688	72,187	(310)	455,373	(8,008)
Change in unrealized gain (loss) on investments	(155,454)	(95,355)	(39,364)	(51,995)	(201,395)	(416)	(263,965)	(1,232)

Net gain (loss) on investments	(112,113)	(58,456)	(37,425)	(48,307)	(129,208)	(726)	191,408	(9,240)

Reinvested capital gains	72,251	68,037	21,495	35,095	118,310	803	-	9,306

Net increase (decrease) in contract owners’ equity resulting from operations	$(39,862)	$9,581	$(15,695)	$(11,109)	$(10,898)	$153	$191,408	$66

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		ALVDAA		ACVIP1		BRVGA1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$9,209,548	$7,250,490	$770	$340	$111,671	$53,121	$98,356	$119,126
Realized gain (loss) on investments	9,453,447	11,352,216	(193)	906	(34,047)	(25,131)	11,831	68,109
Change in unrealized gain (loss) on investments	(53,566,638)	(16,656,545)	(3,188)	(1,635)	(212,160)	(10,927)	(649,579)	(513,543)
Reinvested capital gains	26,130,494	15,346,878	1,546	2,353	-	75,724	478,688	408,902

Net increase (decrease) in contract owners’ equity resulting from operations	(8,773,149)	17,293,039	(1,065)	1,964	(134,536)	92,787	(60,704)	82,594

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	159,303,166	128,591,992	22,269	29,248	2,100,146	1,815,413	1,521,439	1,731,872
Transfers between funds	-	-	77,865	(2,931)	200,780	(19,833)	3,313,124	148,745
Surrenders (note 6)	(16,029,364)	(12,402,629)	-	-	(95,346)	(18,890)	(105,060)	(35,153)
Death Benefits (note 4)	(404,565)	(729,856)	-	-	(7,366)	-	-	(725)
Net policy repayments (loans) (note 5)	(4,773,816)	(2,280,516)	8	1	(54,105)	(10,715)	(15,631)	(32,910)
Deductions for surrender charges (note 2d)	(2,686,781)	(1,897,360)	(1,534)	(58)	(37,450)	(15,732)	(34,399)	(15,121)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,494,693)	(32,693,304)	(10,201)	(10,089)	(472,708)	(370,530)	(460,368)	(363,955)
Asset charges (note 3)	(1,626,884)	(1,314,284)	(156)	(99)	(3,676)	(3,037)	(11,728)	(8,265)
Adjustments to maintain reserves	5,821	52,518	(2)	14	-	6	(5)	11

Net equity transactions	95,292,884	77,326,561	88,249	16,086	1,630,275	1,376,682	4,207,372	1,424,499

Net change in contract owners’ equity	86,519,735	94,619,600	87,184	18,050	1,495,739	1,469,469	4,146,668	1,507,093
Contract owners’ equity beginning of period	448,131,939	353,512,339	67,662	49,612	4,201,701	2,732,232	5,412,182	3,905,089

Contract owners’ equity end of period	$534,651,674	$448,131,939	$154,846	$67,662	$5,697,440	$4,201,701	$9,558,850	$5,412,182

CHANGES IN UNITS:
Beginning units	30,074,365	23,847,216	5,625	4,308	422,946	284,870	448,110	330,149
Units purchased	15,472,778	15,252,186	9,597	4,175	225,164	203,502	425,678	177,777
Units redeemed	(7,742,575)	(9,025,037)	(2,207)	(2,858)	(61,217)	(65,426)	(76,686)	(59,816)

Ending units	37,804,568	30,074,365	13,015	5,625	586,893	422,946	797,102	448,110

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MLVGA2		DWVSVS		DFVGB		DFVIS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$27,492	$60,229	$2,723	$137	$99,208	$75,110	$166,410	$94,454
Realized gain (loss) on investments	3,428	16,002	(3,696)	1,039	(1,746)	(1,751)	13,024	48,033
Change in unrealized gain (loss) on investments	(199,148)	(242,776)	(103,789)	7,150	(60,945)	(8,902)	(164,496)	(515,136)
Reinvested capital gains	145,059	223,355	61,098	3,497	26,392	5,594	257,424	94,592

Net increase (decrease) in contract owners’ equity resulting from operations	(23,169)	56,810	(43,664)	11,823	62,909	70,051	272,362	(278,057)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,459	20,759	170,052	127,998	2,840,876	2,136,355	3,408,628	2,371,343
Transfers between funds	(20,690)	104,017	118,000	368,935	614,672	256,972	677,933	420,794
Surrenders (note 6)	(36,634)	(52,110)	(15,481)	4	(7,349)	(19,665)	(9,811)	(29,212)
Death Benefits (note 4)	-	(265)	-	-	(11,223)	-	(7,670)	(4,870)
Net policy repayments (loans) (note 5)	(23,095)	39,517	(476)	(2)	(46,315)	(18,221)	(44,989)	(39,979)
Deductions for surrender charges (note 2d)	(9,020)	(15,630)	(2,060)	-	(20,483)	(17,041)	(23,668)	(23,426)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(123,422)	(141,758)	(45,908)	(20,547)	(577,746)	(403,023)	(651,270)	(449,272)
Asset charges (note 3)	(6,243)	(6,349)	(1,934)	(834)	(1,363)	(333)	(3,417)	(1,967)
Adjustments to maintain reserves	(2)	14	-	(52)	3	691	(2)	21,450

Net equity transactions	(204,647)	(51,805)	222,193	475,502	2,791,072	1,935,735	3,345,734	2,264,861

Net change in contract owners’ equity	(227,816)	5,005	178,529	487,325	2,853,981	2,005,786	3,618,096	1,986,804
Contract owners’ equity beginning of period	2,908,631	2,903,626	512,330	25,005	3,647,287	1,641,501	4,567,434	2,580,630

Contract owners’ equity end of period	$2,680,815	$2,908,631	$690,859	$512,330	$6,501,268	$3,647,287	$8,185,530	$4,567,434

CHANGES IN UNITS:
Beginning units	175,251	178,390	39,303	2,026	345,929	160,180	362,894	193,191
Units purchased	7,359	14,096	22,049	39,022	308,444	232,051	298,143	223,109
Units redeemed	(19,670)	(17,235)	(4,692)	(1,745)	(47,157)	(46,302)	(46,408)	(53,406)

Ending units	162,940	175,251	56,660	39,303	607,216	345,929	614,629	362,894

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DFVIV		DFVSTF		DFVULV		DFVUTV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$242,049	$170,945	$19,698	$7,011	$208,547	$106,798	$89,889	$38,980
Realized gain (loss) on investments	4,447	43,356	(165)	(301)	33,460	120,452	49,809	27,242
Change in unrealized gain (loss) on investments	(848,218)	(547,007)	(13,625)	(6,959)	(1,020,655)	46,274	(978,144)	(141,196)
Reinvested capital gains	-	-	6,021	2,110	463,700	106,608	466,396	206,060

Net increase (decrease) in contract owners’ equity resulting from operations	(601,722)	(332,706)	11,929	1,861	(314,948)	380,132	(372,050)	131,086

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,377,675	2,547,091	2,859,698	2,279,581	3,198,057	2,449,861	2,936,825	2,120,381
Transfers between funds	1,144,058	531,413	613,271	275,563	1,775,708	659,543	585,744	417,497
Surrenders (note 6)	(8,872)	(30,126)	(7,968)	(21,559)	(26,620)	(28,437)	(25,543)	(30,493)
Death Benefits (note 4)	(7,504)	(9,602)	(11,274)	-	(6,051)	-	(6,169)	-
Net policy repayments (loans) (note 5)	(46,201)	(56,188)	(48,452)	(21,423)	(21,094)	(64,599)	(50,932)	(32,346)
Deductions for surrender charges (note 2d)	(26,339)	(23,988)	(24,511)	(18,288)	(94,298)	(22,097)	(21,974)	(26,194)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(644,620)	(454,703)	(597,484)	(426,793)	(631,364)	(438,890)	(581,057)	(414,466)
Asset charges (note 3)	(2,582)	(1,103)	(666)	(198)	(7,645)	(4,179)	(3,810)	(2,045)
Adjustments to maintain reserves	2	22,931	8	704	3	396	(5)	388

Net equity transactions	3,785,617	2,525,725	2,782,622	2,067,587	4,186,696	2,551,598	2,833,079	2,032,722

Net change in contract owners’ equity	3,183,895	2,193,019	2,794,551	2,069,448	3,871,748	2,931,730	2,461,029	2,163,808
Contract owners’ equity beginning of period	4,416,327	2,223,308	3,822,802	1,753,354	6,166,301	3,234,571	4,351,835	2,188,027

Contract owners’ equity end of period	$7,600,222	$4,416,327	$6,617,353	$3,822,802	$10,038,049	$6,166,301	$6,812,864	$4,351,835

CHANGES IN UNITS:
Beginning units	359,804	168,169	379,421	174,278	368,268	210,726	267,161	139,303
Units purchased	348,677	234,882	326,473	254,503	291,528	227,517	212,842	162,998
Units redeemed	(42,956)	(43,247)	(51,086)	(49,360)	(39,155)	(69,975)	(38,681)	(35,140)

Ending units	665,525	359,804	654,808	379,421	620,641	368,268	441,322	267,161

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DSIF		FTVIS1		FTVFA1		FTVGB1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$204,718	$178,005	$102,809	$101,613	$19,410	$16,384	$263,937	$140,018
Realized gain (loss) on investments	411,722	304,768	25,789	55,446	(2,996)	397	(54,615)	10,188
Change in unrealized gain (loss) on investments	(817,575)	709,374	(282,935)	(77,901)	(54,529)	(3,641)	(369,118)	(97,166)
Reinvested capital gains	309,183	106,950	-	-	973	462	16,616	-

Net increase (decrease) in contract owners’ equity resulting from operations	108,048	1,299,097	(154,337)	79,158	(37,142)	13,602	(143,180)	53,040

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,184,943	1,459,455	526,868	512,972	121,600	142,790	753,739	810,604
Transfers between funds	(664,309)	701,839	(229,919)	58,640	(2,876)	3,615	(69,439)	27,505
Surrenders (note 6)	(105,410)	(188,972)	(13,797)	(15,245)	(793)	(809)	(64,141)	(40,896)
Death Benefits (note 4)	-	(9,467)	-	-	-	-	-	(4,753)
Net policy repayments (loans) (note 5)	(61,568)	36,759	(15,163)	(5,208)	(16,694)	(5,124)	(25,021)	1,196
Deductions for surrender charges (note 2d)	(32,553)	(26,848)	(11,984)	(6,161)	(2,118)	(2,351)	(29,948)	(8,531)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(508,253)	(525,316)	(146,967)	(134,642)	(42,860)	(41,783)	(258,390)	(242,728)
Asset charges (note 3)	(32,963)	(29,920)	(3,817)	(2,382)	(530)	(427)	(9,848)	(8,670)
Adjustments to maintain reserves	(16)	18	-	44	(27)	5	(1)	10

Net equity transactions	(220,129)	1,417,548	105,221	408,018	55,702	95,916	296,951	533,737

Net change in contract owners’ equity	(112,081)	2,716,645	(49,116)	487,176	18,560	109,518	153,771	586,777
Contract owners’ equity beginning of period	11,242,662	8,526,017	2,165,033	1,677,857	571,662	462,144	3,250,473	2,663,696

Contract owners’ equity end of period	$11,130,581	$11,242,662	$2,115,917	$2,165,033	$590,222	$571,662	$3,404,244	$3,250,473

CHANGES IN UNITS:
Beginning units	541,663	465,920	169,320	137,679	41,549	34,615	289,255	242,067
Units purchased	64,023	137,668	44,232	58,991	9,793	10,847	80,932	126,531
Units redeemed	(75,295)	(61,925)	(35,928)	(27,350)	(5,742)	(3,913)	(54,294)	(79,343)

Ending units	530,391	541,663	177,624	169,320	45,600	41,549	315,893	289,255

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVGMNS		IVKMG1		IVBRA1		JACAS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$53	$9	$-	$-	$39,110	$-	$37,131	$816
Realized gain (loss) on investments	132	122	9,082	6,898	(19,042)	(258)	48,520	84,055
Change in unrealized gain (loss) on investments	(5,069)	461	(17,639)	3,416	(141,180)	(16,058)	(329,561)	(674,068)
Reinvested capital gains	1,307	206	11,059	-	81,414	16,892	581,274	805,568

Net increase (decrease) in contract owners’ equity resulting from operations	(3,577)	798	2,502	10,314	(39,698)	576	337,364	216,371

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	17,218	18,189	24,268	18,467	535,773	129,844	243,472	260,316
Transfers between funds	30,594	1,111	19,689	(5,545)	221,388	354,989	(182,604)	(16,908)
Surrenders (note 6)	-	-	(1,755)	(685)	3	-	(53,785)	(92,598)
Death Benefits (note 4)	-	-	-	-	-	-	(9,376)	-
Net policy repayments (loans) (note 5)	4	1	(17,212)	(6,405)	(85)	-	(57,244)	(11,873)
Deductions for surrender charges (note 2d)	(1,489)	(227)	(1,304)	(685)	(108)	-	(9,969)	(12,404)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,210)	(7,060)	(10,700)	(10,702)	(92,614)	(7,652)	(162,113)	(153,716)
Asset charges (note 3)	(59)	(41)	(453)	(413)	(4,044)	(657)	(9,874)	(8,316)
Adjustments to maintain reserves	1	3	(8)	11	17	4	7	9

Net equity transactions	38,059	11,976	12,525	(5,957)	660,330	476,528	(241,486)	(35,490)

Net change in contract owners’ equity	34,482	12,774	15,027	4,357	620,632	477,104	95,878	180,881
Contract owners’ equity beginning of period	25,528	12,754	148,515	144,158	477,104	-	2,805,775	2,624,894

Contract owners’ equity end of period	$60,010	$25,528	$163,542	$148,515	$1,097,736	$477,104	$2,901,653	$2,805,775

CHANGES IN UNITS:
Beginning units	2,097	1,089	10,209	10,706	46,256	-	137,085	139,107
Units purchased	3,943	1,651	3,197	1,793	79,439	47,067	18,505	15,191
Units redeemed	(806)	(643)	(2,298)	(2,290)	(14,718)	(811)	(28,939)	(17,213)

Ending units	5,234	2,097	11,108	10,209	110,977	46,256	126,651	137,085

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JAGTS		JAIGS		MFBOV		MFFCA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$9,209	$-	$14,569	$192,876	$21,615	$12,010	$-	$-
Realized gain (loss) on investments	22,304	44,324	(196,913)	(87,176)	46,623	18,588	34,191	10,868
Change in unrealized gain (loss) on investments	(122,206)	(15,689)	(152,105)	(739,585)	(212,132)	(59,666)	(230,275)	(8,559)
Reinvested capital gains	151,681	43,294	88,492	237,465	126,627	111,188	129,946	86,389

Net increase (decrease) in contract owners’ equity resulting from operations	60,988	71,929	(245,957)	(396,420)	(17,267)	82,120	(66,138)	88,698

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	471,669	388,057	280,196	353,209	374,075	244,554	293,130	148,800
Transfers between funds	1,212,357	36,200	(259,975)	(462,181)	220,943	86,776	111,250	121,125
Surrenders (note 6)	(10,878)	(21,830)	(28,428)	(130,455)	(9,696)	(2,650)	(1,369)	(1,561)
Death Benefits (note 4)	-	-	-	(570)	-	-	-	-
Net policy repayments (loans) (note 5)	(20,669)	(13,327)	(44,506)	7,012	5,571	(12,309)	2,613	(8,270)
Deductions for surrender charges (note 2d)	(10,602)	(1,525)	(8,939)	(10,037)	(393)	(261)	(416)	(268)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(155,259)	(68,872)	(164,700)	(195,349)	(70,533)	(48,813)	(60,004)	(35,073)
Asset charges (note 3)	(7,596)	(2,447)	(9,800)	(11,270)	(3,651)	(2,483)	(3,068)	(2,073)
Adjustments to maintain reserves	130	(2,248)	(5)	15	(6)	(12)	(10)	13

Net equity transactions	1,479,152	314,008	(236,157)	(449,626)	516,310	264,802	342,126	222,693

Net change in contract owners’ equity	1,540,140	385,937	(482,114)	(846,046)	499,043	346,922	275,988	311,391
Contract owners’ equity beginning of period	987,397	601,460	2,970,291	3,816,337	1,061,005	714,083	911,912	600,521

Contract owners’ equity end of period	$2,527,537	$987,397	$2,488,177	$2,970,291	$1,560,048	$1,061,005	$1,187,900	$911,912

CHANGES IN UNITS:
Beginning units	66,371	44,208	295,324	333,529	73,950	54,589	49,378	36,555
Units purchased	108,723	33,620	40,507	58,269	45,352	25,134	24,842	16,402
Units redeemed	(12,740)	(11,457)	(64,561)	(96,474)	(9,850)	(5,773)	(5,367)	(3,579)

Ending units	162,354	66,371	271,270	295,324	109,452	73,950	68,853	49,378

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MFBIE		MFTCG		MV2IGI		MVIVIC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$22,733	$18,366	$322	$442	$45	$-	$103,905	$84,121
Realized gain (loss) on investments	21,331	4,238	64,663	14,781	(13)	-	135,787	120,498
Change in unrealized gain (loss) on investments	(121,039)	(74,237)	(254,397)	(50,974)	(681)	-	33,276	(148,391)
Reinvested capital gains	-	-	273,306	128,124	525	-	53,190	-

Net increase (decrease) in contract owners’ equity resulting from operations	(76,975)	(51,633)	83,894	92,373	(124)	-	326,158	56,228

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	265,009	137,159	406,595	196,902	-	-	1,483,347	907,482
Transfers between funds	394,790	135,404	253,659	140,142	9,270	-	205,315	1,636,044
Surrenders (note 6)	(4,442)	(988)	(2,507)	(1,554)	-	-	(19,706)	(6,549)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	3,449	(6,783)	(3,766)	(12,284)	-	-	(26,249)	(24,617)
Deductions for surrender charges (note 2d)	(251)	(167)	(558)	(367)	-	-	(9,358)	(5,149)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,809)	(35,347)	(70,825)	(42,978)	(365)	-	(321,692)	(234,287)
Asset charges (note 3)	(3,048)	(1,883)	(3,677)	(2,333)	(27)	-	(20,629)	(16,763)
Adjustments to maintain reserves	(1)	11	7	(13)	1	-	5	17

Net equity transactions	605,697	227,406	578,928	277,515	8,879	-	1,291,033	2,256,178

Net change in contract owners’ equity	528,722	175,773	662,822	369,888	8,755	-	1,617,191	2,312,406
Contract owners’ equity beginning of period	760,236	584,463	1,113,836	743,948	-	-	4,785,543	2,473,137

Contract owners’ equity end of period	$1,288,958	$760,236	$1,776,658	$1,113,836	$8,755	$-	$6,402,734	$4,785,543

CHANGES IN UNITS:
Beginning units	82,343	58,837	67,771	49,888	-	-	345,728	181,067
Units purchased	71,102	28,247	41,572	22,374	927	-	162,410	203,268
Units redeemed	(8,106)	(4,741)	(8,975)	(4,491)	(39)	-	(74,430)	(38,607)

Ending units	145,339	82,343	100,368	67,771	888	-	433,708	345,728

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MNDIC		MVFIC		MVIVSC		MSVFI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$-	$177,618	$101,942	$1,763	$1,894	$4,279	$2,590
Realized gain (loss) on investments	(23,561)	(17,217)	385,239	614,808	3,201	4,438	1,189	549
Change in unrealized gain (loss) on investments	(29,057)	(182,276)	(1,087,177)	(237,262)	271	(5,091)	(6,085)	3,854
Reinvested capital gains	28,391	157,026	445,747	206,258	1,009	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(24,227)	(42,467)	(78,573)	685,746	6,244	1,241	(617)	6,993

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	190,311	196,951	1,315,471	701,001	2,074	2,076	28,800	29,703
Transfers between funds	121,716	300,509	908,044	481,178	(656)	(5,594)	(51,528)	55,697
Surrenders (note 6)	(8,330)	(771)	(522,827)	(321,987)	(1,275)	(1,871)	(2,400)	(238)
Death Benefits (note 4)	-	-	(13,229)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(7,670)	(7,476)	(70,294)	(29,019)	(364)	(52)	(3,094)	98
Deductions for surrender charges (note 2d)	(2,474)	(948)	(12,237)	(19,770)	(91)	(801)	(658)	(72)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(59,221)	(46,989)	(353,705)	(315,580)	(6,403)	(5,916)	(8,056)	(7,630)
Asset charges (note 3)	(1,447)	(659)	(20,274)	(19,282)	(324)	(256)	(502)	(390)
Adjustments to maintain reserves	5	1	(3)	28	(1)	4	8	14

Net equity transactions	232,890	440,618	1,230,946	476,569	(7,040)	(12,410)	(37,430)	77,182

Net change in contract owners’ equity	208,663	398,151	1,152,373	1,162,315	(796)	(11,169)	(38,047)	84,175
Contract owners’ equity beginning of period	740,444	342,293	7,193,784	6,031,469	98,942	110,111	164,673	80,498

Contract owners’ equity end of period	$949,107	$740,444	$8,346,157	$7,193,784	$98,146	$98,942	$126,626	$164,673

CHANGES IN UNITS:
Beginning units	54,582	23,401	319,923	296,423	6,208	6,987	11,035	5,818
Units purchased	24,180	44,856	85,890	93,025	121	150	1,948	5,812
Units redeemed	(7,454)	(13,675)	(31,887)	(69,525)	(537)	(929)	(4,442)	(595)

Ending units	71,308	54,582	373,926	319,923	5,792	6,208	8,541	11,035

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IDPGI		IDPG		NCPGI		NCPG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$9,685	$4,628	$14,412	$1,973	$9,218	$1,296	$22,051	$15,761
Realized gain (loss) on investments	(183)	(16)	(1,207)	9	(1,632)	(42)	(1,984)	(73)
Change in unrealized gain (loss) on investments	(26,788)	(2,513)	(55,988)	(2,773)	(24,844)	(2,004)	(74,756)	(28,698)
Reinvested capital gains	-	14	-	149	-	801	-	8,449

Net increase (decrease) in contract owners’ equity resulting from operations	(17,286)	2,113	(42,783)	(642)	(17,258)	51	(54,689)	(4,561)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	213,993	105,684	513,438	55,449	590,045	42,572	1,105,266	154,438
Transfers between funds	93,391	191,240	160,450	142,898	78,314	29,435	106,826	459,035
Surrenders (note 6)	(132)	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(2,555)	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,829)	(1,266)	(54,699)	(4,385)	(48,771)	(3,281)	(64,307)	(9,174)
Asset charges (note 3)	(1,707)	(162)	(3,533)	(276)	(1,461)	(73)	(4,581)	(649)
Adjustments to maintain reserves	(2)	-	(4)	5	(3)	(1)	3	(5)

Net equity transactions	275,714	295,496	615,652	193,691	615,569	68,652	1,143,207	603,645

Net change in contract owners’ equity	258,428	297,609	572,869	193,049	598,311	68,703	1,088,518	599,084
Contract owners’ equity beginning of period	297,609	-	193,049	-	68,703	-	599,084	-

Contract owners’ equity end of period	$556,037	$297,609	$765,918	$193,049	$667,014	$68,703	$1,687,602	$599,084

CHANGES IN UNITS:
Beginning units	29,188	-	19,029	-	6,762	-	59,412	-
Units purchased	29,282	29,329	65,012	19,485	61,856	7,092	120,835	60,380
Units redeemed	(2,193)	(141)	(5,634)	(456)	(213)	(330)	(4,783)	(968)

Ending units	56,277	29,188	78,407	19,029	68,405	6,762	175,464	59,412

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVBX		NVIX		NVAMV1		GVAAA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,533	$1,914	$16,845	$3,641	$64,818	$48,463	$181,750	$102,197
Realized gain (loss) on investments	(305)	1	(5,847)	(1,950)	60,114	235,893	245,985	510,057
Change in unrealized gain (loss) on investments	(3,663)	(855)	(45,283)	(13,667)	(560,427)	(274,685)	(862,021)	(109,928)
Reinvested capital gains	1,219	-	-	-	317,939	285,781	564,033	16,798

Net increase (decrease) in contract owners’ equity resulting from operations	(216)	1,060	(34,285)	(11,976)	(117,556)	295,452	129,747	519,124

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	68,983	17,012	234,490	121,400	394,442	267,465	2,692,079	2,746,784
Transfers between funds	(21,301)	74,177	432,380	62,893	323,023	(239,513)	914,276	351,601
Surrenders (note 6)	-	-	(16)	(3,038)	(63,263)	(38,246)	(22,305)	(235,523)
Death Benefits (note 4)	-	-	-	-	-	(9,206)	-	(192,717)
Net policy repayments (loans) (note 5)	-	-	(11)	-	(37,617)	(44,181)	(167,972)	(321,944)
Deductions for surrender charges (note 2d)	-	-	(5)	-	(9,971)	(1,818)	(23,403)	(30,561)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,629)	(621)	(29,905)	(6,888)	(137,076)	(135,014)	(1,194,788)	(973,129)
Asset charges (note 3)	(262)	(30)	(1,669)	(239)	(8,810)	(8,560)	(69,109)	(55,539)
Adjustments to maintain reserves	-	(1)	4	7	5,165	9	38	8

Net equity transactions	37,791	90,537	635,268	174,135	465,893	(209,064)	2,128,816	1,288,980

Net change in contract owners’ equity	37,575	91,597	600,983	162,159	348,337	86,388	2,258,563	1,808,104
Contract owners’ equity beginning of period	91,597	-	162,159	-	2,335,592	2,249,204	11,564,210	9,756,106

Contract owners’ equity end of period	$129,172	$91,597	$763,142	$162,159	$2,683,929	$2,335,592	$13,822,773	$11,564,210

CHANGES IN UNITS:
Beginning units	8,912	-	17,628	-	95,149	103,650	703,208	622,866
Units purchased	8,089	8,976	65,374	20,022	33,299	20,795	218,928	207,848
Units redeemed	(4,451)	(64)	761	(2,394)	(14,225)	(29,296)	(89,779)	(127,506)

Ending units	12,550	8,912	83,763	17,628	114,223	95,149	832,357	703,208

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$9,229	$8,238	$21,388	$19,780	$33,198	$23,933	$17,097	$14,636
Realized gain (loss) on investments	2,818	1,463	174,290	94,325	634,641	163,777	141,406	53,868
Change in unrealized gain (loss) on investments	(13,954)	15,751	(306,780)	(67,740)	(495,506)	195,801	(279,830)	94,921
Reinvested capital gains	283	5,860	296,866	-	122,139	-	138,017	16,754

Net increase (decrease) in contract owners’ equity resulting from operations	(1,624)	31,312	185,764	46,365	294,472	383,511	16,690	180,179

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	85,731	90,087	652,044	416,459	480,633	889,410	251,096	269,477
Transfers between funds	(35,766)	(12,498)	184,651	270,003	(1,111,287)	1,162,441	(94,273)	33,175
Surrenders (note 6)	(12,448)	(4,750)	(33,081)	(56,570)	(15,826)	(72,533)	(115,605)	(34,500)
Death Benefits (note 4)	-	-	-	-	(55,400)	(1,102)	-	-
Net policy repayments (loans) (note 5)	(624)	693	(29,935)	(59,761)	(69,891)	(19,928)	(14,329)	(7,039)
Deductions for surrender charges (note 2d)	(1,537)	1,626	(71,672)	(13,311)	(9,700)	(5,129)	(5,948)	(7,005)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,488)	(44,415)	(231,653)	(188,908)	(273,323)	(280,920)	(137,727)	(139,168)
Asset charges (note 3)	(2,008)	(1,912)	(10,801)	(8,505)	(12,889)	(12,386)	(5,314)	(5,099)
Adjustments to maintain reserves	(1)	3	(14)	(57)	(2)	2	(10)	(74)

Net equity transactions	(11,141)	28,834	459,539	359,350	(1,067,685)	1,659,855	(122,110)	109,767

Net change in contract owners’ equity	(12,765)	60,146	645,303	405,715	(773,213)	2,043,366	(105,420)	289,946
Contract owners’ equity beginning of period	681,686	621,540	2,802,384	2,396,669	5,560,897	3,517,531	1,976,216	1,686,270

Contract owners’ equity end of period	$668,921	$681,686	$3,447,687	$2,802,384	$4,787,684	$5,560,897	$1,870,796	$1,976,216

CHANGES IN UNITS:
Beginning units	51,655	49,442	161,115	140,319	334,321	228,533	132,583	124,701
Units purchased	7,072	7,364	44,138	47,325	33,270	140,920	19,954	26,205
Units redeemed	(7,922)	(5,151)	(19,211)	(26,529)	(97,138)	(35,132)	(28,376)	(18,323)

Ending units	50,805	51,655	186,042	161,115	270,453	334,321	124,161	132,583

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	HIBF		GEM		GIG		NVIE6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$171,297	$121,081	$64,045	$55,985	$4,737	$9,997	$480	$8,074
Realized gain (loss) on investments	(34,818)	(1,395)	(108,716)	9,068	563	241	6,189	6,815
Change in unrealized gain (loss) on investments	(238,924)	(142,071)	(1,219,516)	(300,697)	(75,732)	(26,292)	(18,467)	(15,417)
Reinvested capital gains	29,920	-	-	-	33,648	-	6,708	-

Net increase (decrease) in contract owners’ equity resulting from operations	(72,525)	(22,385)	(1,264,187)	(235,644)	(36,784)	(16,054)	(5,090)	(528)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	328,160	255,559	2,155,554	1,223,803	251,048	61,622	-	-
Transfers between funds	(110,989)	3,227,318	81,033	6,144,748	132,880	572,590	(3,452)	(9)
Surrenders (note 6)	(197,889)	(8,496)	(55,746)	(40,689)	(7,422)	(339)	(1,346)	(8)
Death Benefits (note 4)	-	(34,232)	(8,911)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(32,303)	(8,561)	(52,555)	(14,891)	(23,095)	1,427	(11,826)	(14,742)
Deductions for surrender charges (note 2d)	(21,808)	(956)	(63,675)	(13,355)	(4,623)	(723)	(493)	(243)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(155,635)	(110,916)	(553,185)	(355,524)	(36,574)	(22,357)	(9,873)	(11,288)
Asset charges (note 3)	(11,359)	(7,107)	(14,585)	(10,243)	(2,434)	(1,211)	(511)	(600)
Adjustments to maintain reserves	2	3	4	20	(9)	15	7	-

Net equity transactions	(201,821)	3,312,612	1,487,934	6,933,869	309,771	611,024	(27,494)	(26,890)

Net change in contract owners’ equity	(274,346)	3,290,227	223,747	6,698,225	272,987	594,970	(32,584)	(27,418)
Contract owners’ equity beginning of period	3,290,227	-	6,698,225	-	594,970	-	192,660	220,078

Contract owners’ equity end of period	$3,015,881	$3,290,227	$6,921,972	$6,698,225	$867,957	$594,970	$160,076	$192,660

CHANGES IN UNITS:
Beginning units	180,468	-	687,395	-	60,895	-	19,755	22,404
Units purchased	40,994	217,300	292,862	741,036	42,355	64,510	-	22,000
Units redeemed	(51,614)	(36,832)	(134,646)	(53,641)	(11,614)	(3,615)	(2,795)	(24,649)

Ending units	169,848	180,468	845,611	687,395	91,636	60,895	16,960	19,755

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,136	$6,488	$10,871	$15,073	$249,440	$160,637	$158,145	$126,968
Realized gain (loss) on investments	15,985	52,058	188,950	244,664	237,559	129,606	162,902	71,187
Change in unrealized gain (loss) on investments	(83,468)	(127,232)	(437,680)	(89,774)	(1,374,256)	(303,775)	(610,958)	(104,108)
Reinvested capital gains	56,629	113,690	238,996	-	696,447	340,260	208,385	118,915

Net increase (decrease) in contract owners’ equity resulting from operations	(5,718)	45,004	1,137	169,963	(190,810)	326,728	(81,526)	212,962

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	37,403	56,051	138,822	179,015	3,306,214	2,007,802	1,416,214	1,433,150
Transfers between funds	(42,861)	(79,018)	(13,723)	(612,865)	(257,663)	291,887	29,770	122,594
Surrenders (note 6)	(18,724)	(9,392)	(381,661)	(56,823)	(488,321)	(457,847)	(628,814)	(13,076)
Death Benefits (note 4)	-	-	(3,243)	-	-	(1,097)	(2,029)	(998)
Net policy repayments (loans) (note 5)	(24,069)	(6,097)	(60,590)	(28,223)	(101,766)	(15,805)	14,739	4,869
Deductions for surrender charges (note 2d)	(11,666)	(1,353)	(4,924)	(4,557)	(20,949)	(16,158)	(55,171)	(12,562)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30,976)	(36,853)	(77,637)	(85,201)	(813,284)	(638,293)	(563,110)	(503,272)
Asset charges (note 3)	(1,419)	(1,664)	(4,919)	(6,462)	(33,215)	(25,362)	(33,108)	(26,627)
Adjustments to maintain reserves	5	10	6	48	5	10	-	41

Net equity transactions	(92,307)	(78,316)	(407,869)	(615,068)	1,591,021	1,145,137	178,491	1,004,119

Net change in contract owners’ equity	(98,025)	(33,312)	(406,732)	(445,105)	1,400,211	1,471,865	96,965	1,217,081
Contract owners’ equity beginning of period	725,541	758,853	1,785,457	2,230,562	7,796,742	6,324,877	5,629,020	4,411,939

Contract owners’ equity end of period	$627,516	$725,541	$1,378,725	$1,785,457	$9,196,953	$7,796,742	$5,725,985	$5,629,020

CHANGES IN UNITS:
Beginning units	49,965	55,708	108,030	149,145	553,360	468,988	403,592	330,447
Units purchased	5,491	8,071	10,042	20,994	240,306	174,929	107,600	133,991
Units redeemed	(11,770)	(13,814)	(34,301)	(62,109)	(130,482)	(90,557)	(96,275)	(60,846)

Ending units	43,686	49,965	83,771	108,030	663,184	553,360	414,917	403,592

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$308,684	$219,847	$42,840	$44,458	$491,727	$379,608	$764,509	$521,895
Realized gain (loss) on investments	103,142	240,552	16,558	7,610	202,881	170,547	228,644	243,061
Change in unrealized gain (loss) on investments	(1,192,796)	(348,236)	(129,144)	(54,130)	(1,811,749)	(227,787)	(3,727,847)	(1,524,943)
Reinvested capital gains	643,403	271,890	55,563	55,332	939,636	348,548	2,297,811	1,619,287

Net increase (decrease) in contract owners’ equity resulting from operations	(137,567)	384,053	(14,183)	53,270	(177,505)	670,916	(436,883)	859,300

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,066,325	2,072,844	555,629	336,622	2,735,243	3,041,464	7,477,420	5,758,885
Transfers between funds	(281,299)	22,470	(58,854)	377,470	202,104	273,966	(649,594)	776,888
Surrenders (note 6)	(344,483)	(274,195)	(247,971)	(8,741)	(544,461)	(104,855)	(815,879)	(972,583)
Death Benefits (note 4)	(7,727)	(76,959)	-	-	(12,583)	(92,695)	(21,834)	(663)
Net policy repayments (loans) (note 5)	(166,729)	(267,904)	5	(157)	(73,820)	31,419	12,281	52,590
Deductions for surrender charges (note 2d)	(47,071)	(60,228)	(7,943)	(2,027)	(37,773)	(11,971)	(118,629)	(148,114)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(781,271)	(694,335)	(215,396)	(178,795)	(1,112,421)	(1,007,808)	(2,211,003)	(1,886,661)
Asset charges (note 3)	(34,662)	(29,700)	(11,964)	(10,140)	(66,484)	(56,569)	(83,126)	(59,095)
Adjustments to maintain reserves	(1)	4	5	1	(3)	(1)	10	3

Net equity transactions	1,403,082	691,997	13,511	514,233	1,089,802	2,072,950	3,589,646	3,521,250

Net change in contract owners’ equity	1,265,515	1,076,050	(672)	567,503	912,297	2,743,866	3,152,763	4,380,550
Contract owners’ equity beginning of period	8,839,824	7,763,774	2,004,592	1,437,089	15,717,194	12,973,328	21,425,404	17,044,854

Contract owners’ equity end of period	$10,105,339	$8,839,824	$2,003,920	$2,004,592	$16,629,491	$15,717,194	$24,578,167	$21,425,404

CHANGES IN UNITS:
Beginning units	623,239	573,117	152,786	113,279	1,116,884	964,838	1,517,067	1,263,113
Units purchased	160,605	199,657	49,192	54,901	193,298	259,256	531,833	521,489
Units redeemed	(63,125)	(149,535)	(48,244)	(15,394)	(116,832)	(107,210)	(283,410)	(267,535)

Ending units	720,719	623,239	153,734	152,786	1,193,350	1,116,884	1,765,490	1,517,067

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMC1		NVCBD1		NVLCP1		TRF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$63,723	$61,483	$42,140	$41,485	$50,265	$29,113	$9,673	$9,348
Realized gain (loss) on investments	48,029	20,428	12,060	243	(4,213)	(754)	62,166	65,515
Change in unrealized gain (loss) on investments	(230,843)	(48,694)	(69,640)	22,678	(80,920)	12,590	(64,692)	17,174
Reinvested capital gains	95,329	61,914	6,790	-	20,001	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,762)	95,131	(8,650)	64,406	(14,867)	40,949	7,147	92,037

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	374,079	411,328	147,079	197,672	606,913	423,134	88,025	79,063
Transfers between funds	(16,907)	220,589	(36,308)	74,636	920,964	732,490	2,649	42,208
Surrenders (note 6)	(254,290)	-	(172,581)	(30,992)	(67,838)	-	(25,002)	(66,450)
Death Benefits (note 4)	-	-	(3,128)	(1,312)	-	(439)	(3,249)	(2,169)
Net policy repayments (loans) (note 5)	(894)	17,543	(16,061)	9,258	(49,838)	(15,202)	(43,494)	(13,008)
Deductions for surrender charges (note 2d)	(1,202)	-	(3,118)	(4,949)	(10,703)	-	(3,538)	(5,222)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(230,906)	(211,434)	(79,540)	(65,632)	(109,476)	(52,501)	(65,528)	(68,960)
Asset charges (note 3)	(14,941)	(13,680)	(3,477)	(3,100)	(8,330)	(4,840)	(4,082)	(4,137)
Adjustments to maintain reserves	(1)	8	3	14	1	18	7	78

Net equity transactions	(145,062)	424,354	(167,131)	175,595	1,281,693	1,082,660	(54,212)	(38,597)

Net change in contract owners’ equity	(168,824)	519,485	(175,781)	240,001	1,266,826	1,123,609	(47,065)	53,440
Contract owners’ equity beginning of period	2,589,667	2,070,182	1,541,787	1,301,786	1,496,836	373,227	824,554	771,114

Contract owners’ equity end of period	$2,420,843	$2,589,667	$1,366,006	$1,541,787	$2,763,662	$1,496,836	$777,489	$824,554

CHANGES IN UNITS:
Beginning units	188,769	157,199	112,469	99,762	100,994	26,464	43,756	45,891
Units purchased	24,047	48,799	12,622	27,922	111,854	80,660	6,017	7,317
Units redeemed	(34,788)	(17,229)	(24,722)	(15,215)	(25,785)	(6,130)	(8,897)	(9,452)

Ending units	178,028	188,769	100,369	112,469	187,063	100,994	40,876	43,756

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GBF		CAF		GVIX2		GVIDA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$31,165	$26,017	$5,825	$5,405	$42,984	$56,123	$39,175	$57,075
Realized gain (loss) on investments	(23,541)	(44,527)	36,899	116,838	(81,445)	8,094	279,503	295,153
Change in unrealized gain (loss) on investments	(12,123)	77,495	(174,177)	32,099	53,716	(256,170)	(334,562)	(179,201)
Reinvested capital gains	-	-	210,814	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,499)	58,985	79,361	154,342	15,255	(191,953)	(15,884)	173,027

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	450,663	177,394	311,665	472,500	508,329	503,613	99,546	92,075
Transfers between funds	123,739	(83,881)	(140,068)	295,820	(1,148,061)	2,763,411	(499,243)	(495,498)
Surrenders (note 6)	(44,349)	(62,246)	(33,702)	(220)	(131,552)	(1)	(133,232)	(53,019)
Death Benefits (note 4)	(3,116)	(1,392)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,047)	(10,071)	(198)	(39,178)	(35,277)	14,885	3,679	(62,729)
Deductions for surrender charges (note 2d)	(8,050)	(4,139)	(79,607)	(205)	(41,002)	(5,040)	(18,788)	(20,541)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(111,114)	(99,321)	(95,604)	(72,553)	(205,038)	(179,514)	(161,061)	(189,824)
Asset charges (note 3)	(6,722)	(5,387)	(2,812)	(1,717)	(2,532)	(1,675)	(13,778)	(13,994)
Adjustments to maintain reserves	2	61	(1)	20	6	8	6	(7)

Net equity transactions	396,006	(88,982)	(40,327)	654,467	(1,055,127)	3,095,687	(722,871)	(743,537)

Net change in contract owners’ equity	391,507	(29,997)	39,034	808,809	(1,039,872)	2,903,734	(738,755)	(570,510)
Contract owners’ equity beginning of period	1,340,223	1,370,220	1,606,880	798,071	2,903,734	-	3,383,228	3,953,738

Contract owners’ equity end of period	$1,731,730	$1,340,223	$1,645,914	$1,606,880	$1,863,862	$2,903,734	$2,644,473	$3,383,228

CHANGES IN UNITS:
Beginning units	91,498	97,820	106,354	58,806	311,118	-	181,101	222,191
Units purchased	67,409	23,103	18,243	75,914	58,371	378,948	5,278	6,543
Units redeemed	(40,552)	(29,425)	(20,518)	(28,366)	(167,243)	(67,830)	(43,396)	(47,633)

Ending units	118,355	91,498	104,079	106,354	202,246	311,118	142,983	181,101

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$12,993	$14,499	$33,971	$37,845	$15,256	$18,668	$94,197	$136,099
Realized gain (loss) on investments	17,114	18,786	28,043	32,292	3,834	10,215	502,838	286,918
Change in unrealized gain (loss) on investments	(47,637)	2,698	(152,248)	12,031	(46,950)	(17,930)	(863,341)	(11,504)
Reinvested capital gains	17,198	3,159	79,731	30,808	31,112	31,902	281,738	-

Net increase (decrease) in contract owners’ equity resulting from operations	(332)	39,142	(10,503)	112,976	3,252	42,855	15,432	411,513

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,959	4,806	3,141	2,757	5,699	12,205	303,356	387,124
Transfers between funds	(7,300)	4,400	(13,742)	(10,362)	(1)	(6,847)	(320,267)	(165,214)
Surrenders (note 6)	(19,809)	(7,761)	(14,606)	(6,242)	(62,891)	(44,014)	(1,511,378)	(186,991)
Death Benefits (note 4)	-	-	-	-	-	(18,529)	-	-
Net policy repayments (loans) (note 5)	(5,147)	(4,250)	(1,018)	(13,864)	(1,614)	(27,830)	(363,766)	(365,120)
Deductions for surrender charges (note 2d)	(7,857)	(2,500)	(2,166)	(3,729)	(6,080)	(12,852)	(77,464)	(13,092)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,210)	(69,137)	(55,382)	(66,467)	(68,515)	(94,713)	(361,558)	(480,932)
Asset charges (note 3)	(4,603)	(4,856)	(10,197)	(10,332)	(5,717)	(6,412)	(27,684)	(32,489)
Adjustments to maintain reserves	6	6	8	2	(6)	18	(9)	24

Net equity transactions	(94,961)	(79,292)	(93,962)	(108,237)	(139,125)	(198,974)	(2,358,770)	(856,690)

Net change in contract owners’ equity	(95,293)	(40,150)	(104,465)	4,739	(135,873)	(156,119)	(2,343,338)	(445,177)
Contract owners’ equity beginning of period	853,814	893,964	2,222,063	2,217,324	1,001,370	1,157,489	7,968,436	8,413,613

Contract owners’ equity end of period	$758,521	$853,814	$2,117,598	$2,222,063	$865,497	$1,001,370	$5,625,098	$7,968,436

CHANGES IN UNITS:
Beginning units	51,025	55,874	116,249	122,047	67,500	81,059	460,842	511,799
Units purchased	313	988	161	145	380	974	13,156	26,302
Units redeemed	(5,929)	(5,837)	(5,034)	(5,943)	(9,693)	(14,533)	(147,587)	(77,259)

Ending units	45,409	51,025	111,376	116,249	58,187	67,500	326,411	460,842

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDMA		GVDMC		MCIF		SAM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$158,302	$197,752	$13,190	$17,544	$46,062	$50,593	$-	$(1)
Realized gain (loss) on investments	467,831	725,498	26,622	10,405	420,545	144,225	-	-
Change in unrealized gain (loss) on investments	(887,344)	(335,370)	(90,740)	(1,300)	(892,180)	(65,220)	-	-
Reinvested capital gains	203,789	-	52,294	18,341	277,390	236,297	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(57,422)	587,880	1,366	44,990	(148,183)	365,895	-	(1)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	473,249	489,287	101,812	30,799	499,631	920,074	163,207	617,847
Transfers between funds	(121,235)	(768,093)	(67)	(32,757)	(897,674)	705,356	(156,390)	(1,330,785)
Surrenders (note 6)	(664,071)	(598,667)	(34,570)	(787)	(45,528)	(119,784)	(204,276)	(1,088,454)
Death Benefits (note 4)	(43,328)	(144)	-	-	-	(14,056)	-	-
Net policy repayments (loans) (note 5)	(121,459)	(337,401)	(230,176)	(406)	(45,033)	60,208	178,855	658,965
Deductions for surrender charges (note 2d)	(102,878)	(62,588)	(2,204)	(558)	(11,522)	(5,464)	(14,656)	(101,146)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(644,064)	(782,874)	(49,627)	(54,625)	(232,989)	(189,633)	(198,794)	(260,453)
Asset charges (note 3)	(38,690)	(41,277)	(3,203)	(3,213)	(15,098)	(12,773)	(7,911)	(10,511)
Adjustments to maintain reserves	(7)	21	10	5	13	7	1	8,400

Net equity transactions	(1,262,483)	(2,101,736)	(218,025)	(61,542)	(748,200)	1,343,935	(239,964)	(1,506,137)

Net change in contract owners’ equity	(1,319,905)	(1,513,856)	(216,659)	(16,552)	(896,383)	1,709,830	(239,964)	(1,506,138)
Contract owners’ equity beginning of period	11,630,954	13,144,810	978,360	994,912	4,960,620	3,250,790	2,478,704	3,984,842

Contract owners’ equity end of period	$10,311,049	$11,630,954	$761,701	$978,360	$4,064,237	$4,960,620	$2,238,740	$2,478,704

CHANGES IN UNITS:
Beginning units	638,050	756,842	60,141	64,057	199,670	143,174	215,876	347,049
Units purchased	26,887	32,441	6,300	1,999	51,123	83,614	31,650	60,551
Units redeemed	(95,137)	(151,233)	(19,604)	(5,915)	(82,950)	(27,118)	(52,549)	(191,724)

Ending units	569,800	638,050	46,837	60,141	167,843	199,670	194,977	215,876

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SAM5		NVMIG1		GVDIVI		NVMLG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$1	$11,538	$14,722	$16,868	$22,003	$12,944	$11,912
Realized gain (loss) on investments	-	-	(15,859)	(1,437)	(58,900)	720	106,450	96,350
Change in unrealized gain (loss) on investments	-	-	(110,408)	(118,112)	(24,795)	(132,878)	(254,921)	(52,162)
Reinvested capital gains	-	-	95,279	72,365	-	-	222,647	166,259

Net increase (decrease) in contract owners’ equity resulting from operations	-	1	(19,450)	(32,462)	(66,827)	(110,155)	87,120	222,359

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,547,747	22,036,274	314,635	238,025	232,753	132,195	447,863	483,161
Transfers between funds	(17,744,739)	(19,846,195)	43,430	1,342,398	(279,676)	1,270,220	(4,154)	100,003
Surrenders (note 6)	(804,728)	(1,627,587)	(33,446)	(50,844)	(4,482)	(1,510)	(43,680)	(130,603)
Death Benefits (note 4)	-	(71)	(2,385)	(103)	-	(20,814)	(1,221)	(42,422)
Net policy repayments (loans) (note 5)	(141,069)	189,317	(30,336)	(30,404)	(11,008)	(11,922)	(53,410)	42,886
Deductions for surrender charges (note 2d)	(63,304)	(199,281)	(3,207)	(4,053)	(1,402)	(509)	(6,812)	(10,791)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,558,484)	(1,223,761)	(103,683)	(66,351)	(61,227)	(33,498)	(192,118)	(167,874)
Asset charges (note 3)	(66,222)	(35,485)	(5,988)	(3,764)	(3,490)	(2,103)	(8,290)	(6,887)
Adjustments to maintain reserves	179	(3,362)	(16)	43	2	9	(41)	71

Net equity transactions	16,169,380	(710,151)	179,004	1,424,947	(128,530)	1,332,068	138,137	267,544

Net change in contract owners’ equity	16,169,380	(710,150)	159,554	1,392,485	(195,357)	1,221,913	225,257	489,903
Contract owners’ equity beginning of period	7,120,400	7,830,550	1,392,485	-	1,221,913	-	2,496,538	2,006,635

Contract owners’ equity end of period	$23,289,780	$7,120,400	$1,552,039	$1,392,485	$1,026,556	$1,221,913	$2,721,795	$2,496,538

CHANGES IN UNITS:
Beginning units	712,040	783,055	142,155	-	134,160	-	155,659	138,170
Units purchased	3,781,687	2,416,975	26,717	160,099	19,934	142,148	28,730	41,641
Units redeemed	(2,164,749)	(2,487,990)	(9,647)	(17,944)	(35,303)	(7,988)	(20,320)	(24,152)

Ending units	2,328,978	712,040	159,225	142,155	118,791	134,160	164,069	155,659

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLV1		NVMMG1		NVMMV1		NVMMV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$17,616	$14,683	$-	$-	$18,854	$8,963	$7,203	$8,656
Realized gain (loss) on investments	52,762	40,683	94,136	143,015	(22,618)	6,157	12,180	28,902
Change in unrealized gain (loss) on investments	(266,190)	(67,139)	(549,441)	(309,643)	(173,732)	(47,763)	(104,974)	(88,282)
Reinvested capital gains	148,827	104,446	397,586	247,401	127,778	93,200	66,949	150,279

Net increase (decrease) in contract owners’ equity resulting from operations	(46,985)	92,673	(57,719)	80,773	(49,718)	60,557	(18,642)	99,555

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	404,951	438,942	390,458	323,915	373,499	242,646	48,315	79,456
Transfers between funds	(91,113)	68,421	744,070	121,192	592,162	206,856	(4,653)	(15,411)
Surrenders (note 6)	(14,749)	(7,875)	(36,817)	(152,120)	(3,855)	-	(25,594)	(64,852)
Death Benefits (note 4)	-	(353)	(1,635)	(3,349)	-	(110)	(1,225)	-
Net policy repayments (loans) (note 5)	(14,945)	(30,386)	(24,331)	(17,759)	(12,956)	(9,095)	(10,416)	(14,495)
Deductions for surrender charges (note 2d)	(8,662)	(1,583)	(7,285)	(15,199)	(349)	(262)	(2,168)	(4,616)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(108,201)	(78,769)	(166,434)	(127,443)	(80,895)	(31,929)	(38,701)	(41,145)
Asset charges (note 3)	(5,479)	(3,704)	(9,149)	(7,210)	(2,110)	(890)	(2,444)	(2,520)
Adjustments to maintain reserves	5	43	(1)	9	2	9	(9)	60

Net equity transactions	161,807	384,736	888,876	122,036	865,498	407,225	(36,895)	(63,523)

Net change in contract owners’ equity	114,822	477,409	831,157	202,809	815,780	467,782	(55,537)	36,032
Contract owners’ equity beginning of period	1,248,212	770,803	2,164,630	1,961,821	652,904	185,122	630,849	594,817

Contract owners’ equity end of period	$1,363,034	$1,248,212	$2,995,787	$2,164,630	$1,468,684	$652,904	$575,312	$630,849

CHANGES IN UNITS:
Beginning units	81,975	55,946	134,418	126,740	38,643	12,836	33,147	36,573
Units purchased	18,676	35,945	67,134	34,427	58,211	35,652	3,197	5,726
Units redeemed	(8,223)	(9,916)	(15,177)	(26,749)	(7,469)	(9,845)	(5,217)	(9,152)

Ending units	92,428	81,975	186,375	134,418	89,385	38,643	31,127	33,147

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCGF		SCVF		SCF		MSBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$-	$9,463	$5,375	$6,352	$2,431	$19,961	$30,777
Realized gain (loss) on investments	135,549	50,381	43,977	92,957	40,985	29,732	4,515	12,036
Change in unrealized gain (loss) on investments	(253,710)	(159,517)	(250,368)	(127,998)	(242,664)	(232,458)	(54,476)	(7,156)
Reinvested capital gains	141,913	145,477	122,431	91,945	165,010	216,546	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,752	36,341	(74,497)	62,279	(30,317)	16,251	(30,000)	35,657

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	205,446	196,771	320,844	198,007	242,141	254,834	146,693	129,278
Transfers between funds	(45,284)	160,934	192,518	(106,358)	60,033	26,401	(32,503)	24,274
Surrenders (note 6)	(21,636)	(32,675)	(10,144)	(9,331)	(12,708)	(18,203)	(10,551)	(3,704)
Death Benefits (note 4)	-	(8,297)	-	(2,456)	-	(26)	-	(9,504)
Net policy repayments (loans) (note 5)	(1,110)	(8,325)	(51,893)	(42,862)	(6,872)	(1,991)	(13,311)	(6,686)
Deductions for surrender charges (note 2d)	(6,054)	(9,913)	(3,671)	(1,906)	(30,998)	(4,822)	(2,656)	(1,351)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(90,508)	(76,658)	(79,951)	(64,260)	(105,243)	(96,367)	(62,204)	(53,529)
Asset charges (note 3)	(4,205)	(2,976)	(3,210)	(3,139)	(5,255)	(4,516)	(2,462)	(2,285)
Adjustments to maintain reserves	(4)	15	(10)	16	(14)	(24)	(4)	12

Net equity transactions	36,645	218,876	364,483	(32,289)	141,084	155,286	23,002	76,505

Net change in contract owners’ equity	60,397	255,217	289,986	29,990	110,767	171,537	(6,998)	112,162
Contract owners’ equity beginning of period	1,112,254	857,037	1,033,712	1,003,722	1,500,841	1,329,304	994,151	881,989

Contract owners’ equity end of period	$1,172,651	$1,112,254	$1,323,698	$1,033,712	$1,611,608	$1,500,841	$987,153	$994,151

CHANGES IN UNITS:
Beginning units	61,051	48,365	47,076	48,920	70,495	62,947	64,007	58,991
Units purchased	26,764	23,759	23,536	12,136	13,489	14,669	9,665	12,938
Units redeemed	(23,932)	(11,073)	(6,467)	(13,980)	(7,028)	(7,121)	(8,224)	(7,922)

Ending units	63,883	61,051	64,145	47,076	76,956	70,495	65,448	64,007

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVSTB1		NVSTB2		NVOLG1		NVIDAP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,153	$3,730	$1,098	$702	$38,922	$41,471	$126,176	$104,324
Realized gain (loss) on investments	(1,091)	(304)	23	668	514,436	167,156	82,652	67,920
Change in unrealized gain (loss) on investments	(2,966)	(2,021)	(1,321)	(528)	(1,150,022)	(350,781)	(314,820)	50,060
Reinvested capital gains	-	-	-	-	869,890	585,390	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	96	1,405	(200)	842	273,226	443,236	(105,992)	222,304

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	82,439	256,933	1,102	1,531	689,910	445,703	2,798,543	2,441,737
Transfers between funds	(154,846)	(56,582)	(107)	(47,092)	(122,750)	920,345	307,768	1,471,604
Surrenders (note 6)	(26,909)	(726)	(1,289)	(1,043)	(104,878)	(292,377)	(16,011)	(136,278)
Death Benefits (note 4)	-	(1,190)	-	(227)	(47,555)	(3,019)	-	-
Net policy repayments (loans) (note 5)	(2,696)	(5,681)	(1)	10	(104,953)	(25,487)	(12,149)	(23,854)
Deductions for surrender charges (note 2d)	(169)	-	(111)	(81)	(21,459)	(29,037)	(27,493)	(12,379)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,482)	(11,210)	(2,761)	(4,154)	(316,491)	(279,426)	(741,743)	(536,580)
Asset charges (note 3)	(888)	(354)	(177)	(189)	(21,614)	(20,185)	(32,827)	(21,105)
Adjustments to maintain reserves	(3)	8	(4)	11	(7)	21	23	5

Net equity transactions	(120,554)	181,198	(3,348)	(51,234)	(49,797)	716,538	2,276,111	3,183,150

Net change in contract owners’ equity	(120,458)	182,603	(3,548)	(50,392)	223,429	1,159,774	2,170,119	3,405,454
Contract owners’ equity beginning of period	335,626	153,023	68,343	118,735	5,811,049	4,651,275	6,039,978	2,634,524

Contract owners’ equity end of period	$215,168	$335,626	$64,795	$68,343	$6,034,478	$5,811,049	$8,210,097	$6,039,978

CHANGES IN UNITS:
Beginning units	32,592	14,974	5,939	10,369	236,973	206,369	430,299	197,326
Units purchased	6,609	26,730	97	135	62,470	59,882	212,686	285,486
Units redeemed	(18,289)	(9,112)	(386)	(4,565)	(65,284)	(29,278)	(53,445)	(52,513)

Ending units	20,912	32,592	5,650	5,939	234,159	236,973	589,540	430,299

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVDBLP		NVDCAP		NVIDCP		NVIDMP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$71,224	$52,405	$74,500	$53,967	$37,971	$33,313	$208,286	$221,116
Realized gain (loss) on investments	36,743	161,937	24,802	10,239	(2,237)	3,243	625,766	217,862
Change in unrealized gain (loss) on investments	(186,795)	(121,411)	(260,231)	21,196	(90,690)	(31,145)	(1,268,093)	73,635
Reinvested capital gains	74,337	9,276	137,245	34,443	61,966	51,302	451,184	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,491)	102,207	(23,684)	119,845	7,010	56,713	17,143	512,613

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,376,255	1,390,043	1,447,411	1,143,765	630,388	537,575	2,912,295	4,613,643
Transfers between funds	121,990	(2,131,146)	159,303	268,388	(138,369)	223,607	47,048	122,973
Surrenders (note 6)	(31,089)	(513)	(14,050)	(1,387)	(17,715)	(19,549)	(2,321,046)	(119,963)
Death Benefits (note 4)	-	-	-	(23,878)	-	(64,190)	-	-
Net policy repayments (loans) (note 5)	(78,947)	(3,270)	(24,218)	(6,077)	(1,177)	(12,789)	(36,430)	(174,646)
Deductions for surrender charges (note 2d)	(18,120)	(817)	(3,209)	(6,388)	(4,491)	(7,231)	(314,216)	(29,740)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(467,290)	(371,606)	(392,630)	(275,640)	(211,287)	(162,637)	(959,286)	(936,010)
Asset charges (note 3)	(19,248)	(13,626)	(16,122)	(10,839)	(12,970)	(10,302)	(60,762)	(58,014)
Adjustments to maintain reserves	18	2	17	12	(4)	9	4	17

Net equity transactions	883,569	(1,130,933)	1,156,502	1,087,956	244,375	484,493	(732,393)	3,418,260

Net change in contract owners’ equity	879,078	(1,028,726)	1,132,818	1,207,801	251,385	541,206	(715,250)	3,930,873
Contract owners’ equity beginning of period	2,941,338	3,970,064	3,009,148	1,801,347	1,716,992	1,175,786	12,160,047	8,229,174

Contract owners’ equity end of period	$3,820,416	$2,941,338	$4,141,966	$3,009,148	$1,968,377	$1,716,992	$11,444,797	$12,160,047

CHANGES IN UNITS:
Beginning units	239,612	338,593	229,581	144,799	153,730	109,569	955,139	680,674
Units purchased	121,479	142,094	116,034	110,740	51,487	69,595	237,251	386,430
Units redeemed	(49,836)	(241,075)	(28,362)	(25,958)	(29,767)	(25,434)	(292,040)	(111,965)

Ending units	311,255	239,612	317,253	229,581	175,450	153,730	900,350	955,139

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVDMAP		NVDMCP		NVTIV3		EIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$510,212	$392,318	$19,989	$16,679	$15,592	$32,610	$26,466	$26,286
Realized gain (loss) on investments	250,191	186,691	4,827	1,871	(3,483)	4,981	92,402	55,774
Change in unrealized gain (loss) on investments	(1,602,117)	299,527	(74,344)	(3,882)	(81,457)	(142,544)	(230,304)	42,744
Reinvested capital gains	521,967	-	49,540	13,612	38,275	33,933	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(319,747)	878,536	12	28,280	(31,073)	(71,020)	(111,436)	124,804

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,868,259	9,196,083	342,390	439,797	121,997	140,526	177,079	302,653
Transfers between funds	146,192	1,414,425	(19,823)	170,050	(11,437)	26,630	52,423	163,438
Surrenders (note 6)	(292,690)	(437,503)	(10,196)	(2,538)	(17,255)	(68,246)	(32,248)	(41,236)
Death Benefits (note 4)	(11,483)	(517)	-	-	(2,765)	(1,064)	(10,812)	(2,299)
Net policy repayments (loans) (note 5)	(59,924)	(142,732)	(431)	(2,810)	(6,045)	(8,914)	(4,339)	(4,228)
Deductions for surrender charges (note 2d)	(120,149)	(153,686)	(6,167)	(1,983)	(2,236)	(6,380)	(7,434)	(6,051)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,550,498)	(2,074,074)	(136,821)	(117,761)	(74,560)	(80,756)	(89,349)	(83,624)
Asset charges (note 3)	(94,233)	(59,959)	(5,507)	(3,882)	(3,387)	(3,561)	(4,748)	(4,664)
Adjustments to maintain reserves	17	36	3	18	(44)	24	1	21

Net equity transactions	7,885,491	7,742,073	163,448	480,891	4,268	(1,741)	80,573	324,010

Net change in contract owners’ equity	7,565,744	8,620,609	163,460	509,171	(26,805)	(72,761)	(30,863)	448,814
Contract owners’ equity beginning of period	21,781,882	13,161,273	890,242	381,071	828,480	901,241	1,605,920	1,157,106

Contract owners’ equity end of period	$29,347,626	$21,781,882	$1,053,702	$890,242	$801,675	$828,480	$1,575,057	$1,605,920

CHANGES IN UNITS:
Beginning units	1,619,407	1,028,463	74,587	33,484	51,746	51,705	82,984	65,274
Units purchased	696,573	841,641	24,887	52,435	10,403	44,534	15,421	26,992
Units redeemed	(121,188)	(250,697)	(11,333)	(11,332)	(10,044)	(44,493)	(11,545)	(9,282)

Ending units	2,194,792	1,619,407	88,141	74,587	52,105	51,746	86,860	82,984

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVRE1		NVLCAP		NVLMP		NVSIX2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$242,777	$209,448	$3,529	$419	$13,979	$8,363	$27,121	$9,720
Realized gain (loss) on investments	(141,525)	137,139	11	1,123	(2,628)	230	(347)	3,682
Change in unrealized gain (loss) on investments	(1,839,616)	(407,304)	(18,280)	(1,496)	(32,276)	(23,681)	(317,047)	5,203
Reinvested capital gains	1,290,603	1,654,086	6,753	595	8,651	6,716	161,192	42,368

Net increase (decrease) in contract owners’ equity resulting from operations	(447,761)	1,593,369	(7,987)	641	(12,274)	(8,372)	(129,081)	60,973

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,600,169	2,039,563	18,571	8,312	107,961	471,957	1,056,437	663,374
Transfers between funds	(102,712)	(431,976)	100,571	10,947	124,778	135,281	614,730	111,279
Surrenders (note 6)	(387,977)	(163,332)	(1)	(1,660)	-	-	(5,206)	(3,898)
Death Benefits (note 4)	(4,316)	(12,868)	-	-	-	-	(2,362)	-
Net policy repayments (loans) (note 5)	(94,430)	31,276	-	-	(123)	-	(10,118)	(5,485)
Deductions for surrender charges (note 2d)	(61,362)	(26,597)	(115)	-	(1,320)	(173)	(6,278)	(2,883)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(663,040)	(535,258)	(7,487)	(2,230)	(72,324)	(22,102)	(185,193)	(104,046)
Asset charges (note 3)	(14,689)	(11,977)	(49)	(15)	(3,446)	(958)	(3,460)	(1,978)
Adjustments to maintain reserves	38	(381)	-	4	2	7	(3)	7,744

Net equity transactions	1,271,681	888,450	111,490	15,358	155,528	584,012	1,458,547	664,107

Net change in contract owners’ equity	823,920	2,481,819	103,503	15,999	143,254	575,640	1,329,466	725,080
Contract owners’ equity beginning of period	7,839,885	5,358,066	28,493	12,494	584,877	9,237	1,191,600	466,520

Contract owners’ equity end of period	$8,663,805	$7,839,885	$131,996	$28,493	$728,131	$584,877	$2,521,066	$1,191,600

CHANGES IN UNITS:
Beginning units	497,732	438,421	2,410	1,092	50,922	821	89,884	36,792
Units purchased	191,123	174,747	9,744	2,177	20,092	52,789	120,012	63,085
Units redeemed	(107,680)	(115,436)	(644)	(859)	(6,526)	(2,688)	(9,969)	(9,993)

Ending units	581,175	497,732	11,510	2,410	64,488	50,922	199,927	89,884

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVEX1		NOTB3		NOTG3		NOTMG3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$195,950	$86,502	$8,048	$4,035	$17,482	$6,730	$6,004	$4,265
Realized gain (loss) on investments	177,743	8,398	1,270	1,316	(2,806)	2,337	(1,706)	11,233
Change in unrealized gain (loss) on investments	(500,208)	307,684	(62,025)	2,359	(160,283)	(8,201)	(48,785)	(11,782)
Reinvested capital gains	120,266	-	16,078	2,859	5,843	-	10,435	4,372

Net increase (decrease) in contract owners’ equity resulting from operations	(6,249)	402,584	(36,629)	10,569	(139,764)	866	(34,052)	8,088

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,994,746	1,927,075	285,587	190,197	554,166	495,980	141,518	333,856
Transfers between funds	2,791,693	1,527,738	56,769	112,437	520,862	275,810	(15,992)	(6,509)
Surrenders (note 6)	(107,517)	(9,464)	(64,683)	-	(450)	-	-	-
Death Benefits (note 4)	(3,772)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,795)	(15,535)	(399)	(123)	(2)	-	109	-
Deductions for surrender charges (note 2d)	(31,807)	(4,986)	(10,227)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(647,080)	(299,419)	(62,886)	(36,176)	(157,985)	(83,329)	(39,656)	(30,730)
Asset charges (note 3)	(19,131)	(5,969)	(3,458)	(1,938)	(7,904)	(3,156)	(3,320)	(1,958)
Adjustments to maintain reserves	(6)	11,760	(6)	1	151	2	(1)	8

Net equity transactions	5,971,331	3,131,200	200,697	264,398	908,838	685,307	82,658	294,667

Net change in contract owners’ equity	5,965,082	3,533,784	164,068	274,967	769,074	686,173	48,606	302,755
Contract owners’ equity beginning of period	5,158,659	1,624,875	529,777	254,810	732,931	46,758	435,725	132,970

Contract owners’ equity end of period	$11,123,741	$5,158,659	$693,845	$529,777	$1,502,005	$732,931	$484,331	$435,725

CHANGES IN UNITS:
Beginning units	384,476	137,283	49,812	24,676	66,382	4,285	39,788	12,476
Units purchased	493,309	285,824	20,421	28,785	101,639	69,915	10,366	40,542
Units redeemed	(58,262)	(38,631)	(1,894)	(3,649)	(18,172)	(7,818)	(2,872)	(13,230)

Ending units	819,523	384,476	68,339	49,812	149,849	66,382	47,282	39,788

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ALVSVA		ACVIP2		ACVMV1		DVSCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$23,342	$18,791	$11,622	$8,330	$47,532	$30,257	$33,027	$23,918
Realized gain (loss) on investments	68,429	98,495	(17,842)	(13,957)	145,785	123,691	165,506	212,706
Change in unrealized gain (loss) on investments	(737,121)	(186,776)	(6,954)	11,082	(369,889)	74,303	(612,343)	(249,764)
Reinvested capital gains	474,444	309,949	-	16,906	124,535	161,000	294,435	227,152

Net increase (decrease) in contract owners’ equity resulting from operations	(170,906)	240,459	(13,174)	22,361	(52,037)	389,251	(119,375)	214,012

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	647,504	534,206	8,383	12,757	296,432	181,419	574,054	669,818
Transfers between funds	(25,175)	203,967	(13,745)	(65,485)	494,355	15,913	159,264	72,078
Surrenders (note 6)	(129,120)	(24,798)	(59,207)	(19,022)	(184,883)	(32,259)	(45,938)	(67,676)
Death Benefits (note 4)	-	-	-	-	(10,841)	-	(11,223)	(4,643)
Net policy repayments (loans) (note 5)	(15,162)	(3,065)	(10,512)	10,174	(16,975)	14,370	(45,948)	(26,389)
Deductions for surrender charges (note 2d)	(17,200)	(5,577)	(1,037)	(2,332)	(34,167)	(6,851)	(17,270)	(14,123)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(201,264)	(162,979)	(23,202)	(29,321)	(131,541)	(130,876)	(226,035)	(242,470)
Asset charges (note 3)	(8,908)	(7,813)	(2,263)	(2,597)	(7,776)	(7,378)	(12,462)	(11,990)
Adjustments to maintain reserves	(9)	50	(3)	13	(7)	(29)	(7)	(4)

Net equity transactions	250,666	533,991	(101,586)	(95,813)	404,597	34,309	374,435	374,601

Net change in contract owners’ equity	79,760	774,450	(114,760)	(73,452)	352,560	423,560	255,060	588,613
Contract owners’ equity beginning of period	3,000,967	2,226,517	619,305	692,757	2,838,965	2,415,405	4,522,946	3,934,333

Contract owners’ equity end of period	$3,080,727	$3,000,967	$504,545	$619,305	$3,191,525	$2,838,965	$4,778,006	$4,522,946

CHANGES IN UNITS:
Beginning units	161,166	130,573	42,382	48,973	103,996	103,011	192,081	175,641
Units purchased	41,703	48,032	603	890	27,791	19,586	44,381	50,300
Units redeemed	(27,817)	(17,439)	(7,583)	(7,481)	(13,177)	(18,601)	(28,710)	(33,860)

Ending units	175,052	161,166	35,402	42,382	118,610	103,996	207,752	192,081

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DCAP		FQB		FNRS2		FEIS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$23,543	$25,417	$7,319	$3,709	$69,515	$50,781	$162,361	$137,869
Realized gain (loss) on investments	57,149	41,263	(2,223)	(18)	75,809	91,789	106,136	116,256
Change in unrealized gain (loss) on investments	(178,018)	4,030	(5,778)	(134)	(1,870,576)	(1,203,859)	(948,565)	48,862
Reinvested capital gains	66,283	35,194	-	-	202,309	77,873	462,842	66,643

Net increase (decrease) in contract owners’ equity resulting from operations	(31,043)	105,904	(682)	3,557	(1,522,943)	(983,416)	(217,226)	369,630

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	162,354	210,832	72,064	32,289	2,097,170	2,367,955	984,730	997,494
Transfers between funds	(165,173)	(97,477)	(48,934)	77,673	(114,100)	271,930	(266,083)	143,654
Surrenders (note 6)	(25,777)	(35,100)	(2,564)	(2,856)	(50,691)	(81,020)	(137,894)	(111,698)
Death Benefits (note 4)	-	(678)	-	-	(3,512)	-	-	(7,726)
Net policy repayments (loans) (note 5)	(34,773)	(6,943)	(286)	(1,409)	(96,018)	(27,801)	(48,814)	(18,815)
Deductions for surrender charges (note 2d)	(1,991)	(1,112)	(209)	(137)	(28,827)	(30,263)	(31,586)	(21,137)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(68,576)	(68,892)	(17,451)	(11,641)	(658,303)	(665,815)	(327,904)	(317,562)
Asset charges (note 3)	(2,091)	(2,027)	(551)	(373)	(24,694)	(25,089)	(16,634)	(13,253)
Adjustments to maintain reserves	1	4	15	1	(15)	30	13	11

Net equity transactions	(136,026)	(1,393)	2,084	93,547	1,121,010	1,809,927	155,828	650,968

Net change in contract owners’ equity	(167,069)	104,511	1,402	97,104	(401,933)	826,511	(61,398)	1,020,598
Contract owners’ equity beginning of period	1,453,193	1,348,682	183,562	86,458	6,623,528	5,797,017	5,060,342	4,039,744

Contract owners’ equity end of period	$1,286,124	$1,453,193	$184,964	$183,562	$6,221,595	$6,623,528	$4,998,944	$5,060,342

CHANGES IN UNITS:
Beginning units	70,791	71,016	11,590	5,666	334,708	255,548	274,895	238,428
Units purchased	10,251	12,501	5,228	7,010	148,790	126,874	68,606	76,370
Units redeemed	(16,804)	(12,726)	(5,111)	(1,086)	(86,787)	(47,714)	(60,366)	(39,903)

Ending units	64,238	70,791	11,707	11,590	396,711	334,708	283,135	274,895

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FF10S		FF20S		FF30S		FGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$21,546	$20,396	$51,631	$38,477	$99,802	$86,978	$13,066	$5,072
Realized gain (loss) on investments	26,439	10,658	23,058	90,834	185,490	66,793	267,840	330,722
Change in unrealized gain (loss) on investments	(52,003)	3,991	(102,319)	(63,893)	(348,595)	7,862	(13,983)	113,477
Reinvested capital gains	3,601	20,367	12,410	40,751	31,924	108,607	177,840	-

Net increase (decrease) in contract owners’ equity resulting from operations	(417)	55,412	(15,220)	106,169	(31,379)	270,240	444,763	449,271

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	107,886	346,418	442,372	507,989	985,361	1,080,947	2,349,114	986,535
Transfers between funds	(113,946)	43	225,443	(98,732)	10,836	12,622	1,104,128	1,195,360
Surrenders (note 6)	(2,344)	(1,065)	(23,351)	(54,919)	(539,730)	(52,073)	(22,496)	(302,754)
Death Benefits (note 4)	-	-	-	-	-	(2,450)	(11,092)	-
Net policy repayments (loans) (note 5)	(1,909)	398	297	(3,139)	15,753	(40,434)	(43,618)	(17,220)
Deductions for surrender charges (note 2d)	(874)	(434)	(8,908)	(21,939)	(32,912)	(16,979)	(6,210)	(44,205)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(83,816)	(94,356)	(192,660)	(197,690)	(463,178)	(478,732)	(437,812)	(303,404)
Asset charges (note 3)	(6,736)	(6,724)	(17,528)	(15,272)	(33,304)	(30,278)	(18,934)	(12,456)
Adjustments to maintain reserves	16	(12)	(10)	10	-	21	(3)	5

Net equity transactions	(101,723)	244,268	425,655	116,308	(57,174)	472,644	2,913,077	1,501,861

Net change in contract owners’ equity	(102,140)	299,680	410,435	222,477	(88,553)	742,884	3,357,840	1,951,132
Contract owners’ equity beginning of period	1,331,079	1,031,399	2,439,240	2,216,763	5,955,194	5,212,310	5,544,203	3,593,071

Contract owners’ equity end of period	$1,228,939	$1,331,079	$2,849,675	$2,439,240	$5,866,641	$5,955,194	$8,902,043	$5,544,203

CHANGES IN UNITS:
Beginning units	74,734	60,427	132,142	125,691	309,117	283,709	260,884	187,989
Units purchased	5,987	20,185	37,633	28,514	54,024	61,639	153,929	110,068
Units redeemed	(11,506)	(5,878)	(14,831)	(22,063)	(57,595)	(36,231)	(23,521)	(37,173)

Ending units	69,215	74,734	154,944	132,142	305,546	309,117	391,292	260,884

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FIGBS		FMCS		FOS		FVSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$106,946	$88,340	$32,206	$12,050	$38,382	$-	$171	$237
Realized gain (loss) on investments	(20,142)	(51,504)	102,711	303,025	(159)	-	5,516	290
Change in unrealized gain (loss) on investments	(120,254)	172,937	(1,155,298)	(47,941)	(166,638)	-	(5,962)	1,065
Reinvested capital gains	3,224	1,602	901,627	158,602	3,022	-	19	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,226)	211,375	(118,754)	425,736	(125,393)	-	(256)	1,592

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	666,106	644,485	1,497,094	1,734,127	154,758	-	1,743	1,935
Transfers between funds	(92,305)	(385,088)	(540,690)	(243,590)	3,012,484	-	76	866
Surrenders (note 6)	(129,255)	(155,603)	(92,801)	(277,031)	(10,803)	-	(9,537)	-
Death Benefits (note 4)	(4,691)	(4,459)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(28,531)	(10,074)	(77,174)	(45,210)	(1,398)	-	-	-
Deductions for surrender charges (note 2d)	(28,010)	(22,396)	(24,577)	(36,357)	(2,704)	-	(487)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(227,637)	(228,057)	(572,683)	(497,680)	(79,865)	-	(1,464)	(1,534)
Asset charges (note 3)	(11,246)	(9,318)	(32,575)	(27,156)	(4,806)	-	(95)	(105)
Adjustments to maintain reserves	(2)	25	(2)	(33)	(1)	-	3	3

Net equity transactions	144,429	(170,485)	156,592	607,070	3,067,665	-	(9,761)	1,165

Net change in contract owners’ equity	114,203	40,890	37,838	1,032,806	2,942,272	-	(10,017)	2,757
Contract owners’ equity beginning of period	4,110,011	4,069,121	7,592,271	6,559,465	-	-	25,712	22,955

Contract owners’ equity end of period	$4,224,214	$4,110,011	$7,630,109	$7,592,271	$2,942,272	$-	$15,695	$25,712

CHANGES IN UNITS:
Beginning units	261,925	274,240	300,104	275,346	-	-	1,242	1,183
Units purchased	55,030	66,561	59,947	92,880	326,372	-	87	141
Units redeemed	(45,839)	(78,876)	(53,860)	(68,122)	(15,211)	-	(547)	(82)

Ending units	271,116	261,925	306,191	300,104	311,161	-	782	1,242

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVIS2		FTVRDI		FTVSVI		FTVDM2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$36,111	$44,711	$1,304	$829	$26,532	$27,228	$8,976	$8,264
Realized gain (loss) on investments	9,807	17,161	7,940	4,471	187,726	258,799	(32,129)	2,062
Change in unrealized gain (loss) on investments	(98,788)	(20,349)	(19,455)	(609)	(825,077)	(501,099)	(120,018)	(36,279)
Reinvested capital gains	-	-	8,117	1,027	420,943	236,882	57,157	-

Net increase (decrease) in contract owners’ equity resulting from operations	(52,870)	41,523	(2,094)	5,718	(189,876)	21,810	(86,014)	(25,953)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,710	15,539	2,409	2,657	287,756	409,606	49,034	37,145
Transfers between funds	(33,289)	(4,155)	257	8,031	(557,266)	(409,379)	(56,654)	505,382
Surrenders (note 6)	(5,485)	(34,090)	-	-	(87,433)	(118,855)	(11,279)	(15,771)
Death Benefits (note 4)	-	-	-	-	(1,616)	-	-	-
Net policy repayments (loans) (note 5)	(25,311)	(20,408)	(13,699)	-	(38,244)	(18,463)	(20,035)	(1,135)
Deductions for surrender charges (note 2d)	(906)	(5,263)	-	-	(46,674)	(14,433)	(1,548)	(2,696)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,401)	(49,351)	(3,676)	(2,680)	(172,544)	(206,519)	(21,423)	(18,011)
Asset charges (note 3)	(2,291)	(2,668)	(283)	(264)	(7,626)	(8,441)	(1,550)	(1,285)
Adjustments to maintain reserves	8	12	5	16	(33)	(32)	-	11

Net equity transactions	(93,965)	(100,384)	(14,987)	7,760	(623,680)	(366,516)	(63,455)	503,640

Net change in contract owners’ equity	(146,835)	(58,861)	(17,081)	13,478	(813,556)	(344,706)	(149,469)	477,687
Contract owners’ equity beginning of period	837,726	896,587	81,111	67,633	3,063,921	3,408,627	477,687	-

Contract owners’ equity end of period	$690,891	$837,726	$64,030	$81,111	$2,250,365	$3,063,921	$328,218	$477,687

CHANGES IN UNITS:
Beginning units	48,719	54,549	3,832	3,483	135,847	152,465	50,660	-
Units purchased	1,229	1,497	130	496	18,280	21,681	5,855	55,035
Units redeemed	(6,719)	(7,327)	(830)	(147)	(46,629)	(38,299)	(13,220)	(4,375)

Ending units	43,229	48,719	3,132	3,832	107,498	135,847	43,295	50,660

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TIF2		FTVGI2		FTVFA2		AMTB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$16,662	$13,788	$142,705	$105,101	$40,032	$39,565	$7,330	$12,054
Realized gain (loss) on investments	(38,803)	(4,979)	(43,603)	(6,183)	(3,515)	2,822	(2,265)	(14,417)
Change in unrealized gain (loss) on investments	(23,646)	(98,523)	(183,547)	(78,092)	(119,206)	(3,892)	(3,618)	6,852
Reinvested capital gains	17,018	-	9,269	-	2,189	1,207	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28,769)	(89,714)	(75,176)	20,826	(80,500)	39,702	1,447	4,489

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,088	29,801	40,647	49,558	13,136	13,123	114,158	565,825
Transfers between funds	(15,338)	734,320	(81,904)	2,007,684	(39,177)	(9,017)	(194,297)	(4,749)
Surrenders (note 6)	(147,198)	(41,570)	(49,259)	(19,735)	(118)	(1,765)	(10,421)	(747,138)
Death Benefits (note 4)	-	-	-	-	-	-	(2,725)	-
Net policy repayments (loans) (note 5)	2,842	(6,124)	(53,640)	(33,726)	(20,102)	1,683	(8,447)	(2,539)
Deductions for surrender charges (note 2d)	(1,186)	(1,006)	(8,131)	(6,435)	(354)	(585)	(753)	(1,155)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,420)	(20,813)	(78,467)	(60,679)	(39,490)	(44,266)	(30,008)	(42,237)
Asset charges (note 3)	(1,631)	(1,417)	(7,145)	(5,784)	(1,737)	(1,802)	(1,937)	(1,934)
Adjustments to maintain reserves	2	44	(2)	10	3	7	(2)	6

Net equity transactions	(152,841)	693,235	(237,901)	1,930,893	(87,839)	(42,622)	(134,432)	(233,921)

Net change in contract owners’ equity	(181,610)	603,521	(313,077)	1,951,719	(168,339)	(2,920)	(132,985)	(229,432)
Contract owners’ equity beginning of period	603,521	-	1,951,719	-	1,391,573	1,394,493	670,464	899,896

Contract owners’ equity end of period	$421,911	$603,521	$1,638,642	$1,951,719	$1,223,234	$1,391,573	$537,479	$670,464

CHANGES IN UNITS:
Beginning units	69,093	-	193,513	-	100,715	103,801	55,145	74,467
Units purchased	8,334	78,607	4,440	224,835	934	1,051	9,609	47,079
Units redeemed	(25,772)	(9,514)	(28,174)	(31,322)	(7,253)	(4,137)	(20,628)	(66,401)

Ending units	51,655	69,093	169,779	193,513	94,396	100,715	44,126	55,145

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMMCGS		AMSRS		OVGS		OVIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$-	$785	$677	$38,694	$27,974	$1,828	$70
Realized gain (loss) on investments	(3)	-	30,168	6,881	(12,550)	(2,396)	(440)	(1,332)
Change in unrealized gain (loss) on investments	(2,344)	-	(44,251)	9,968	(112,379)	(89,001)	(16,170)	(673)
Reinvested capital gains	-	-	12,416	-	192,906	114,126	11,158	123

Net increase (decrease) in contract owners’ equity resulting from operations	(2,347)	-	(882)	17,526	106,671	50,703	(3,624)	(1,812)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	595	-	7,896	14,064	637,099	240,226	260,658	18,583
Transfers between funds	55,742	-	(41,395)	(1,151)	95,739	2,598,093	135,621	33,643
Surrenders (note 6)	-	-	(3,813)	(751)	(54,639)	(36,231)	(7)	-
Death Benefits (note 4)	-	-	-	-	(9,158)	-	-	-
Net policy repayments (loans) (note 5)	(13)	-	(1,415)	57	(35,288)	(11,464)	13	-
Deductions for surrender charges (note 2d)	-	-	(325)	(207)	(8,196)	(5,187)	(20)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(256)	-	(12,726)	(12,476)	(151,767)	(97,837)	(18,880)	(2,488)
Asset charges (note 3)	(21)	-	(687)	(710)	(8,697)	(5,287)	(863)	(61)
Adjustments to maintain reserves	1	-	13	4	1,237	(37)	1	(3)

Net equity transactions	56,048	-	(52,452)	(1,170)	466,330	2,682,276	376,523	49,674

Net change in contract owners’ equity	53,701	-	(53,334)	16,356	573,001	2,732,979	372,899	47,862
Contract owners’ equity beginning of period	-	-	186,817	170,461	2,732,979	-	47,862	-

Contract owners’ equity end of period	$53,701	$-	$133,483	$186,817	$3,305,980	$2,732,979	$420,761	$47,862

CHANGES IN UNITS:
Beginning units	-	-	8,644	8,706	181,521	-	5,259	-
Units purchased	5,628	-	619	736	53,857	197,152	35,458	5,543
Units redeemed	(34)	-	(3,058)	(798)	(24,131)	(15,631)	3,981	(284)

Ending units	5,594	-	6,205	8,644	211,247	181,521	44,698	5,259

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVGI		OVSC		OVSB		PMVAAA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$24,329	$13,816	$15,685	$13,209	$27,522	$8,823	$17,460	$24,180
Realized gain (loss) on investments	110,223	166,732	91,162	175,818	(4,758)	(425)	(4,364)	(3,162)
Change in unrealized gain (loss) on investments	(512,723)	(23,537)	(477,703)	(225,201)	(32,172)	(5,863)	(59,900)	(23,451)
Reinvested capital gains	397,253	33,395	258,890	212,219	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,082	190,406	(111,966)	176,045	(9,408)	2,535	(46,804)	(2,433)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	328,351	543,759	145,878	143,445	18,583	20,872	95,116	104,790
Transfers between funds	(703,625)	466,123	88,766	(254,689)	(31,496)	273,075	7,587	137,848
Surrenders (note 6)	(26,312)	(72,120)	(15,948)	(44,344)	(649)	(233)	-	(84)
Death Benefits (note 4)	(3,247)	-	(11,350)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(33,369)	(19,742)	(29,524)	18,446	(1,083)	6	16	-
Deductions for surrender charges (note 2d)	(2,917)	(7,140)	(1,923)	(5,638)	(424)	(70)	(106)	(243)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(167,664)	(139,613)	(82,437)	(80,571)	(13,559)	(13,926)	(29,898)	(25,942)
Asset charges (note 3)	(6,144)	(5,321)	(5,550)	(5,552)	(1,154)	(1,095)	(834)	(876)
Adjustments to maintain reserves	6	44	(9)	45	2	34	1	13

Net equity transactions	(614,921)	765,990	87,903	(228,858)	(29,780)	278,663	71,882	215,506

Net change in contract owners’ equity	(595,839)	956,396	(24,063)	(52,813)	(39,188)	281,198	25,078	213,073
Contract owners’ equity beginning of period	2,303,290	1,346,894	1,665,918	1,718,731	471,547	190,349	468,968	255,895

Contract owners’ equity end of period	$1,707,451	$2,303,290	$1,641,855	$1,665,918	$432,359	$471,547	$494,046	$468,968

CHANGES IN UNITS:
Beginning units	114,266	73,971	66,904	77,262	45,104	18,724	43,417	23,803
Units purchased	54,832	59,198	25,563	15,590	1,929	27,894	11,232	35,744
Units redeemed	(87,120)	(18,903)	(22,396)	(25,948)	(4,721)	(1,514)	(4,394)	(16,130)

Ending units	81,978	114,266	70,071	66,904	42,312	45,104	50,255	43,417

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVRSA		PMVFBA		PMVLDA		PMVTRA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$10,737	$161	$11,770	$21,036	$125,989	$45,305	$231,981	$63,653
Realized gain (loss) on investments	(10,071)	(121)	(48,125)	(16,968)	(13,979)	14,355	881	(31,834)
Change in unrealized gain (loss) on investments	(192,533)	(14,579)	(23,552)	(4,109)	(98,594)	(26,001)	(280,543)	77,825
Reinvested capital gains	-	-	1,965	2,776	-	-	52,461	-

Net increase (decrease) in contract owners’ equity resulting from operations	(191,867)	(14,539)	(57,942)	2,735	13,416	33,659	4,780	109,644

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	535,489	71,747	108,321	115,466	519,118	624,406	1,073,200	872,823
Transfers between funds	509,857	66,772	(179,117)	(67,897)	(157,836)	383,978	1,006,571	484,503
Surrenders (note 6)	2	(1)	(5,937)	(17,722)	(337,591)	(112,091)	(89,794)	(9,144)
Death Benefits (note 4)	-	-	-	-	(1,169)	-	-	-
Net policy repayments (loans) (note 5)	(9,289)	-	(9,176)	7,452	(38,121)	17,018	6,324	(27,593)
Deductions for surrender charges (note 2d)	-	-	(2,527)	(8,643)	(19,213)	(9,605)	(28,603)	(1,724)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(78,783)	(10,140)	(40,493)	(53,163)	(201,468)	(269,581)	(275,023)	(193,430)
Asset charges (note 3)	(315)	(26)	(1,847)	(2,293)	(7,188)	(9,969)	(9,765)	(5,775)
Adjustments to maintain reserves	(2)	13	(50)	(5)	(156)	(97)	(787)	(232)

Net equity transactions	956,959	128,365	(130,826)	(26,805)	(243,624)	624,059	1,682,123	1,119,428

Net change in contract owners’ equity	765,092	113,826	(188,768)	(24,070)	(230,208)	657,718	1,686,903	1,229,072
Contract owners’ equity beginning of period	113,826	-	917,683	941,753	3,908,779	3,251,061	3,325,356	2,096,284

Contract owners’ equity end of period	$878,918	$113,826	$728,915	$917,683	$3,678,571	$3,908,779	$5,012,259	$3,325,356

CHANGES IN UNITS:
Beginning units	15,319	-	71,102	73,260	311,781	261,520	293,604	192,991
Units purchased	145,481	16,517	12,056	10,689	52,311	122,273	194,867	178,903
Units redeemed	(1,588)	(1,198)	(22,377)	(12,847)	(71,577)	(72,012)	(47,845)	(78,290)

Ending units	159,212	15,319	60,781	71,102	292,515	311,781	440,626	293,604

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACEG		AVMCCI		RVARS		TRHSP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$13	$693	$57	$1,840	$-	$-	$-
Realized gain (loss) on investments	2,752	659	693	814	1,434	117	111,936	93,831
Change in unrealized gain (loss) on investments	(1,638)	1,861	(29,008)	(11,368)	1,915	9,100	(28,366)	771,511
Reinvested capital gains	177	-	18,603	16,457	-	-	744,671	480,770

Net increase (decrease) in contract owners’ equity resulting from operations	1,291	2,533	(9,019)	5,960	5,189	9,217	828,241	1,346,112

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,686	2,949	20,572	14,163	105,832	97,141	2,004,302	1,774,265
Transfers between funds	(6,425)	-	21,799	21,124	25,087	32,094	1,539,848	1,217,726
Surrenders (note 6)	(642)	-	-	-	-	(816)	(22,995)	(40,152)
Death Benefits (note 4)	-	-	-	-	-	-	-	(11,726)
Net policy repayments (loans) (note 5)	430	(30)	3	1	-	-	(111,083)	(35,294)
Deductions for surrender charges (note 2d)	(132)	-	-	(63)	-	-	(28,909)	(14,375)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,638)	(2,807)	(7,302)	(5,846)	(20,513)	(9,278)	(774,295)	(438,440)
Asset charges (note 3)	(138)	(149)	(568)	(540)	(214)	(36)	(40,435)	(23,494)
Adjustments to maintain reserves	(8)	9	(2)	2	(4)	13	(6)	(2,423)

Net equity transactions	(6,867)	(28)	34,502	28,841	110,188	119,118	2,566,427	2,426,087

Net change in contract owners’ equity	(5,576)	2,505	25,483	34,801	115,377	128,335	3,394,668	3,772,199
Contract owners’ equity beginning of period	32,196	29,691	168,313	133,512	240,736	112,401	6,698,898	2,926,699

Contract owners’ equity end of period	$26,620	$32,196	$193,796	$168,313	$356,113	$240,736	$10,093,566	$6,698,898

CHANGES IN UNITS:
Beginning units	2,173	2,173	12,437	10,303	23,012	11,245	306,853	176,380
Units purchased	199	226	3,061	2,616	11,993	13,317	141,865	168,280
Units redeemed	(661)	(226)	(577)	(482)	(1,582)	(1,550)	(38,684)	(37,807)

Ending units	1,711	2,173	14,921	12,437	33,423	23,012	410,034	306,853

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRHS2		VWHA		WRPMAV		WRPMMV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$-	$600	$1,971	$-	$89	$-	$439
Realized gain (loss) on investments	263,236	111,142	(93,195)	11,556	12	(20)	(441)	(19)
Change in unrealized gain (loss) on investments	(189,568)	169,975	(779,936)	(526,612)	608	(357)	(24)	(2,330)
Reinvested capital gains	138,055	119,484	-	-	-	304	-	1,792

Net increase (decrease) in contract owners’ equity resulting from operations	211,723	400,601	(872,531)	(513,085)	620	16	(465)	(118)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	37,359	88,311	794,213	629,693	42,909	9,576	50,489	86,128
Transfers between funds	321,551	5,684	118,803	226,508	71,538	-	(49)	35
Surrenders (note 6)	(161,882)	(22,783)	(14,835)	(25,472)	-	-	-	-
Death Benefits (note 4)	-	(1,026)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(136,238)	(60,243)	(61,234)	(47,733)	-	-	-	-
Deductions for surrender charges (note 2d)	(2,108)	(2,029)	(15,793)	(1,262)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(63,670)	(55,467)	(213,937)	(203,573)	(13,781)	(2,514)	(13,919)	(2,185)
Asset charges (note 3)	(5,139)	(4,705)	(10,927)	(11,365)	(127)	(32)	(295)	(9)
Adjustments to maintain reserves	2	13	6	(10)	2	(1)	3	3

Net equity transactions	(10,125)	(52,245)	596,296	566,786	100,541	7,029	36,229	83,972

Net change in contract owners’ equity	201,598	348,356	(276,235)	53,701	101,161	7,045	35,764	83,854
Contract owners’ equity beginning of period	1,628,684	1,280,328	2,176,042	2,122,341	7,045	-	83,854	-

Contract owners’ equity end of period	$1,830,282	$1,628,684	$1,899,807	$2,176,042	$108,206	$7,045	$119,618	$83,854

CHANGES IN UNITS:
Beginning units	53,615	55,307	247,769	195,493	680	-	8,102	-
Units purchased	12,509	6,627	163,189	93,205	11,166	929	4,860	8,314
Units redeemed	(12,553)	(8,319)	(85,936)	(40,929)	(1,327)	(249)	(1,355)	(212)

Ending units	53,571	53,615	325,022	247,769	10,519	680	11,607	8,102

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRASP		WRBP		WRBDP		WRCEP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$38,784	$46,516	$3,200	$2,268	$22,723	$27,716	$2,518	$3,109
Realized gain (loss) on investments	(67,896)	170,734	1,886	1,767	(7,094)	(2,692)	12,344	7,222
Change in unrealized gain (loss) on investments	(2,776,762)	(1,995,296)	(53,450)	(3,587)	(14,138)	(16,615)	(137,389)	(37,987)
Reinvested capital gains	1,862,355	1,232,961	47,047	20,386	-	21,917	117,844	87,592

Net increase (decrease) in contract owners’ equity resulting from operations	(943,519)	(545,085)	(1,317)	20,834	1,491	30,326	(4,683)	59,936

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,379,309	2,785,991	61,972	121,628	93,648	129,816	124,684	106,977
Transfers between funds	82,203	481,603	7,228	22,257	(12,397)	23,894	20,285	(2,357)
Surrenders (note 6)	(151,836)	(172,172)	(958)	(1,271)	(5,960)	(2,666)	(9,965)	(5,415)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(137,362)	(70,315)	(14,133)	(5,222)	(51,866)	(17,173)	(25,407)	(1,368)
Deductions for surrender charges (note 2d)	(32,544)	(77,084)	(1,275)	(305)	(1,946)	(2,022)	(5,043)	(2,546)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(876,779)	(820,926)	(34,813)	(27,659)	(55,027)	(53,901)	(63,142)	(55,373)
Asset charges (note 3)	(34,316)	(30,825)	(845)	(396)	(627)	(518)	(662)	(559)
Adjustments to maintain reserves	(11)	(2,078)	10	12	(7)	13	1	(6)

Net equity transactions	1,228,664	2,094,194	17,186	109,044	(34,182)	77,443	40,751	39,353

Net change in contract owners’ equity	285,145	1,549,109	15,869	129,878	(32,691)	107,769	36,068	99,289
Contract owners’ equity beginning of period	10,708,359	9,159,250	343,827	213,949	770,279	662,510	689,372	590,083

Contract owners’ equity end of period	$10,993,504	$10,708,359	$359,696	$343,827	$737,588	$770,279	$725,440	$689,372

CHANGES IN UNITS:
Beginning units	788,389	638,838	20,054	13,424	57,305	51,425	35,630	33,450
Units purchased	257,138	266,771	4,404	8,870	7,133	13,312	7,703	6,768
Units redeemed	(162,444)	(117,220)	(3,410)	(2,240)	(9,675)	(7,432)	(5,577)	(4,588)

Ending units	883,083	788,389	21,048	20,054	54,763	57,305	37,756	35,630

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRDIV		WRENG		WRGBP		WRGNR
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$8,763	$7,398	$159	$-	$2,057	$950	$547	$-
Realized gain (loss) on investments	20,285	18,511	1,818	5,938	(850)	329	(11,881)	2,394
Change in unrealized gain (loss) on investments	(118,703)	(14,846)	(76,410)	(47,433)	(2,677)	(1,681)	(126,538)	(82,524)
Reinvested capital gains	75,004	49,629	1,440	9,417	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,651)	60,692	(72,993)	(32,078)	(1,470)	(402)	(137,872)	(80,130)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	92,733	115,574	46,508	66,327	12,668	21,804	98,345	116,063
Transfers between funds	(66,242)	(963)	45,293	7,230	(13,473)	1,837	37,566	33,833
Surrenders (note 6)	(2,218)	(7,915)	(1,666)	(1,029)	-	-	(7,012)	(9,483)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(17,553)	(17,686)	(4,719)	(2,499)	-	-	(4,711)	(5,805)
Deductions for surrender charges (note 2d)	(2,111)	(4,830)	(1,275)	(776)	-	-	(5,067)	(4,238)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,274)	(43,135)	(24,138)	(24,430)	(3,749)	(3,132)	(44,306)	(51,074)
Asset charges (note 3)	(379)	(328)	(156)	(94)	(100)	(69)	(514)	(518)
Adjustments to maintain reserves	4	3	-	(86)	(7)	13	4	4

Net equity transactions	(41,040)	40,720	59,847	44,643	(4,661)	20,453	74,305	78,782

Net change in contract owners’ equity	(55,691)	101,412	(13,146)	12,565	(6,131)	20,051	(63,567)	(1,348)
Contract owners’ equity beginning of period	686,904	585,492	275,166	262,601	56,950	36,899	551,472	552,820

Contract owners’ equity end of period	$631,213	$686,904	$262,020	$275,166	$50,819	$56,950	$487,905	$551,472

CHANGES IN UNITS:
Beginning units	44,520	41,681	27,758	23,693	5,281	3,428	86,252	75,192
Units purchased	5,876	9,034	10,515	6,687	1,459	2,572	26,714	20,600
Units redeemed	(8,627)	(6,195)	(4,324)	(2,622)	(1,899)	(719)	(14,636)	(9,540)

Ending units	41,769	44,520	33,949	27,758	4,841	5,281	98,330	86,252

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRGP		WRHIP		WRIP		WRI2P
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$774	$2,337	$210,325	$136,965	$2,336	$10,057	$6,104	$10,575
Realized gain (loss) on investments	19,466	15,635	(25,885)	62,560	11,933	6,956	(5,073)	12,085
Change in unrealized gain (loss) on investments	(56,051)	(55,378)	(438,996)	(173,298)	(24,578)	(53,632)	(67,763)	(49,025)
Reinvested capital gains	85,539	103,861	35,710	20,663	27,073	41,009	60,300	32,847

Net increase (decrease) in contract owners’ equity resulting from operations	49,728	66,455	(218,846)	46,890	16,764	4,390	(6,432)	6,482

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	122,090	121,568	505,138	796,692	97,813	119,040	63,784	87,777
Transfers between funds	91,740	36,653	(153,674)	248,884	(5,056)	18,842	3,555	7,291
Surrenders (note 6)	(33,311)	(8,679)	(36,123)	(5,422)	(15,995)	(12,091)	(2,943)	(11,369)
Death Benefits (note 4)	-	-	-	(9,757)	-	-	-	-
Net policy repayments (loans) (note 5)	(28,693)	(14,429)	(83,677)	(14,459)	(20,561)	(12,447)	(24,163)	(9,195)
Deductions for surrender charges (note 2d)	(6,346)	(1,559)	(8,812)	(4,124)	(3,332)	(3,110)	(3,170)	(2,411)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(51,956)	(45,157)	(214,559)	(175,960)	(45,703)	(43,250)	(30,535)	(29,059)
Asset charges (note 3)	(534)	(360)	(9,521)	(8,641)	(791)	(651)	(565)	(420)
Adjustments to maintain reserves	(3)	(217)	(5)	10	-	4	(8)	17

Net equity transactions	92,987	87,820	(1,233)	827,223	6,375	66,337	5,955	42,631

Net change in contract owners’ equity	142,715	154,275	(220,079)	874,113	23,139	70,727	(477)	49,113
Contract owners’ equity beginning of period	671,857	517,582	3,329,223	2,455,110	512,304	441,577	445,162	396,049

Contract owners’ equity end of period	$814,572	$671,857	$3,109,144	$3,329,223	$535,443	$512,304	$444,685	$445,162

CHANGES IN UNITS:
Beginning units	37,725	32,495	175,721	132,052	39,416	34,299	33,062	29,839
Units purchased	11,481	10,126	30,780	78,246	6,985	10,643	6,122	7,287
Units redeemed	(6,527)	(4,896)	(30,979)	(34,577)	(6,557)	(5,526)	(5,845)	(4,064)

Ending units	42,679	37,725	175,522	175,721	39,844	39,416	33,339	33,062

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRLTBP		WRMIC		WRMCG		WRMMP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$275	$55	$-	$-	$-	$-	$49	$42
Realized gain (loss) on investments	(4)	(80)	1,653	22,062	36,752	31,169	-	-
Change in unrealized gain (loss) on investments	(249)	79	(70,707)	(66,831)	(278,912)	484	-	-
Reinvested capital gains	-	13	44,214	37,152	139,535	92,112	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22	67	(24,840)	(7,617)	(102,625)	123,765	49	42

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,024	4,737	52,026	60,134	194,394	241,859	498,318	410,270
Transfers between funds	(1,923)	1,858	(5,689)	(50,168)	37,651	489,442	(442,536)	(239,725)
Surrenders (note 6)	-	-	(174)	(2,243)	(30,471)	(6,020)	(1,438)	(1,238)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(577)	(758)	(16,463)	(5,079)	(35,112)	(12,288)	(14,636)	(3,977)
Deductions for surrender charges (note 2d)	(289)	-	(748)	(1,443)	(32,230)	(2,211)	(1,805)	(1,971)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,261)	(1,583)	(24,334)	(20,175)	(95,934)	(97,467)	(64,868)	(66,918)
Asset charges (note 3)	-	-	(285)	(186)	(1,656)	(1,572)	(167)	(197)
Adjustments to maintain reserves	-	7	-	10	(3)	18	(1)	7

Net equity transactions	10,974	4,261	4,333	(19,150)	36,639	611,761	(27,133)	96,251

Net change in contract owners’ equity	10,996	4,328	(20,507)	(26,767)	(65,986)	735,526	(27,084)	96,293
Contract owners’ equity beginning of period	11,007	6,679	277,165	303,932	1,713,817	978,291	245,499	149,206

Contract owners’ equity end of period	$22,003	$11,007	$256,658	$277,165	$1,647,831	$1,713,817	$218,415	$245,499

CHANGES IN UNITS:
Beginning units	1,038	636	14,079	15,170	76,723	47,242	24,098	14,649
Units purchased	1,626	638	2,948	3,335	16,976	36,112	51,848	44,157
Units redeemed	(607)	(236)	(2,675)	(4,426)	(15,405)	(6,631)	(54,511)	(34,708)

Ending units	2,057	1,038	14,352	14,079	78,294	76,723	21,435	24,098

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPAP		WRPCP		WRPMP		WRPMAP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$26,255	$6,513	$4,045	$3,311	$52,312	$28,324	$92,324	$32,935
Realized gain (loss) on investments	15,092	4,314	823	4,100	19,666	32,826	15,268	43,994
Change in unrealized gain (loss) on investments	(141,029)	(29,338)	(25,864)	(15,708)	(316,826)	(138,895)	(458,016)	(146,722)
Reinvested capital gains	96,561	55,691	22,564	18,770	248,889	193,931	340,289	221,624

Net increase (decrease) in contract owners’ equity resulting from operations	(3,121)	37,180	1,568	10,473	4,041	116,186	(10,135)	151,831

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	387,648	159,949	80,925	77,950	581,439	563,252	983,966	886,609
Transfers between funds	24,033	15,437	5,849	3,378	19,726	(23,457)	141,964	73,727
Surrenders (note 6)	(37,548)	(2,563)	-	(898)	(6,158)	(4,351)	(28,369)	(10,709)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(9,668)	-	(536)	(396)	(17,601)	(24,807)	(14,771)	(78,737)
Deductions for surrender charges (note 2d)	(9,305)	(2,794)	-	(756)	(23,804)	(10,074)	(3,900)	(19,699)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(80,351)	(55,449)	(52,481)	(49,155)	(284,532)	(274,372)	(419,854)	(387,576)
Asset charges (note 3)	(860)	(459)	(1,445)	(904)	(10,421)	(7,905)	(12,771)	(8,929)
Adjustments to maintain reserves	3	4	4	(6)	1	13	(2)	(1,543)

Net equity transactions	273,952	114,125	32,316	29,213	258,650	218,299	646,263	453,143

Net change in contract owners’ equity	270,831	151,305	33,884	39,686	262,691	334,485	636,128	604,974
Contract owners’ equity beginning of period	878,300	726,995	321,424	281,738	2,964,257	2,629,772	3,655,574	3,050,600

Contract owners’ equity end of period	$1,149,131	$878,300	$355,308	$321,424	$3,226,948	$2,964,257	$4,291,702	$3,655,574

CHANGES IN UNITS:
Beginning units	54,841	47,599	22,646	20,523	194,879	180,214	233,464	203,816
Units purchased	25,030	11,230	6,187	5,989	38,977	38,790	71,586	65,024
Units redeemed	(8,362)	(3,988)	(3,912)	(3,866)	(22,381)	(24,125)	(31,124)	(35,376)

Ending units	71,509	54,841	24,921	22,646	211,475	194,879	273,926	233,464

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPMCP		WRRESP		WRSTP		WRSCP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,235	$3,627	$2,400	$2,248	$-	$-	$-	$-
Realized gain (loss) on investments	1,330	2,598	8,249	12,144	43,341	31,793	36,899	7,907
Change in unrealized gain (loss) on investments	(39,033)	(14,877)	(22,262)	32,039	(155,454)	(85,442)	(95,355)	(42,347)
Reinvested capital gains	32,614	23,496	22,919	12,893	72,251	86,520	68,037	42,124

Net increase (decrease) in contract owners’ equity resulting from operations	1,146	14,844	11,306	59,324	(39,862)	32,871	9,581	7,684

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	86,491	92,024	34,173	32,160	205,055	196,853	81,257	86,914
Transfers between funds	4,808	6,394	(47,759)	27,763	52,763	17,117	54,284	19,018
Surrenders (note 6)	(7,920)	1	(5,518)	(5,422)	(4,071)	(11,949)	(28,730)	(5,522)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(40,136)	(4,305)	(13,843)	(1,456)	(35,071)	(8,896)	(3,186)	(5,792)
Deductions for surrender charges (note 2d)	(8,437)	-	(2,136)	(1,743)	(4,426)	(5,244)	(2,429)	(2,171)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(48,717)	(49,480)	(16,567)	(14,896)	(97,144)	(87,857)	(35,910)	(31,200)
Asset charges (note 3)	(2,118)	(1,791)	(201)	(174)	(1,104)	(959)	(803)	(560)
Adjustments to maintain reserves	(8)	(1,483)	2	11	(3)	(212)	(9)	(116)

Net equity transactions	(16,037)	41,360	(51,849)	36,243	115,999	98,853	64,474	60,571

Net change in contract owners’ equity	(14,891)	56,204	(40,543)	95,567	76,137	131,724	74,055	68,255
Contract owners’ equity beginning of period	413,773	357,569	272,280	176,713	1,161,570	1,029,846	408,393	340,138

Contract owners’ equity end of period	$398,882	$413,773	$231,737	$272,280	$1,237,707	$1,161,570	$482,448	$408,393

CHANGES IN UNITS:
Beginning units	28,051	25,181	16,165	13,656	49,900	45,529	24,056	20,355
Units purchased	6,292	6,841	1,262	4,531	10,976	10,755	7,643	6,750
Units redeemed	(7,390)	(3,971)	(4,297)	(2,022)	(6,129)	(6,384)	(3,806)	(3,049)

Ending units	26,953	28,051	13,130	16,165	54,747	49,900	27,893	24,056

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRSCV		WRVP		WFVSCG		OVGS3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$235	$230	$2,103	$2,574	$-	$-	$-	$-
Realized gain (loss) on investments	1,939	5,460	3,688	8,779	72,187	22,918	-	511,953
Change in unrealized gain (loss) on investments	(39,364)	(26,787)	(51,995)	(17,915)	(201,395)	(117,531)	-	(507,081)
Reinvested capital gains	21,495	39,505	35,095	31,658	118,310	82,009	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,695)	18,408	(11,109)	25,096	(10,898)	(12,604)	-	4,872

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,082	41,344	41,669	51,278	93,910	132,385	-	174,088
Transfers between funds	(15,741)	(7,432)	24,845	(1,350)	(145,867)	44,117	-	(2,377,508)
Surrenders (note 6)	(197)	(234)	(1,614)	(75)	(9,235)	(3,898)	-	(67,205)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(9,620)	(4,882)	(2,518)	(6,047)	1,371	(2,733)	-	(2,219)
Deductions for surrender charges (note 2d)	(1,866)	(445)	(2,815)	(312)	(1,110)	(1,741)	-	(7,527)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,789)	(20,601)	(17,436)	(15,910)	(59,985)	(60,465)	-	(49,797)
Asset charges (note 3)	(360)	(337)	(99)	(74)	(2,550)	(2,478)	-	(2,390)
Adjustments to maintain reserves	-	14	5	5	(11)	16	-	(1,256)

Net equity transactions	(12,491)	7,427	42,037	27,515	(123,477)	105,203	-	(2,333,814)

Net change in contract owners’ equity	(28,186)	25,835	30,928	52,611	(134,375)	92,599	-	(2,328,942)
Contract owners’ equity beginning of period	281,862	256,027	266,046	213,435	990,453	897,854	-	2,328,942

Contract owners’ equity end of period	$253,676	$281,862	$296,974	$266,046	$856,078	$990,453	$-	$-

CHANGES IN UNITS:
Beginning units	14,649	14,244	13,733	12,223	39,011	34,700	-	112,470
Units purchased	2,426	2,491	3,591	3,661	4,064	12,686	1	9,227
Units redeemed	(3,111)	(2,086)	(1,370)	(2,151)	(8,356)	(8,375)	(1)	(121,697)

Ending units	13,964	14,649	15,954	13,733	34,719	39,011	-	-

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TIF3		FTVGI3		MIGIC		GEM3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$-	$-	$-	$76	$49	$-	$26,513
Realized gain (loss) on investments	-	200,025	-	(12,711)	(310)	2,618	-	(69,217)
Change in unrealized gain (loss) on investments	-	(187,779)	-	31,223	(416)	(1,176)	-	(106,597)
Reinvested capital gains	-	-	-	-	803	525	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	12,246	-	18,512	153	2,016	-	(149,301)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	14,363	-	29,442	163	1,957	-	535,619
Transfers between funds	-	(726,248)	-	(2,203,973)	(9,270)	(1,841)	-	(5,494,302)
Surrenders (note 6)	-	(7,951)	-	(46,061)	(793)	-	-	(32,166)
Death Benefits (note 4)	-	(2,025)	-	-	-	-	-	(2,744)
Net policy repayments (loans) (note 5)	-	504	-	12,976	-	-	-	(10,961)
Deductions for surrender charges (note 2d)	-	1,541	-	(3,623)	-	-	-	(8,597)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(10,598)	-	(31,802)	(124)	(607)	-	(146,203)
Asset charges (note 3)	-	(739)	-	(2,984)	(10)	(58)	-	(3,493)
Adjustments to maintain reserves	-	(232)	-	(11,081)	10	(10)	-	(6,511)

Net equity transactions	-	(731,385)	-	(2,257,106)	(10,024)	(559)	-	(5,169,358)

Net change in contract owners’ equity	-	(719,139)	-	(2,238,594)	(9,871)	1,457	-	(5,318,659)
Contract owners’ equity beginning of period	-	719,139	-	2,238,594	9,871	8,414	-	5,318,659

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$9,871	$-	$-

CHANGES IN UNITS:
Beginning units	-	39,434	-	108,142	460	437	-	273,011
Units purchased	-	2,762	-	1,078	8	98	(36)	61,416
Units redeemed	-	(42,196)	-	(109,220)	(468)	(75)	36	(334,427)

Ending units	-	-	-	-	-	460	-	-

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FOSR		GVIX6		NVMIG3		GVDIV3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$26,747	$-	$37,112	$-	$14,087	$-	$28,319
Realized gain (loss) on investments	455,373	34,172	-	468,278	-	250,641	-	240,516
Change in unrealized gain (loss) on investments	(263,965)	(237,499)	-	(484,589)	-	(252,534)	-	(276,130)
Reinvested capital gains	-	505	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	191,408	(176,075)	-	20,801	-	12,194	-	(7,295)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	90,102	249,915	-	252,704	-	85,316	-	51,262
Transfers between funds	(2,244,749)	123,630	-	(3,239,074)	-	(1,192,526)	-	(1,179,931)
Surrenders (note 6)	(1,721)	(81,429)	-	(25,205)	-	(76,866)	-	(731)
Death Benefits (note 4)	-	(1,953)	-	(4,106)	-	-	-	(1,844)
Net policy repayments (loans) (note 5)	(3,433)	(3,268)	-	(7,266)	-	3,841	-	(7,408)
Deductions for surrender charges (note 2d)	(930)	(14,024)	-	(5,013)	-	(5,574)	-	(264)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,398)	(124,403)	-	(91,220)	-	(28,420)	-	(13,670)
Asset charges (note 3)	(2,338)	(6,810)	-	(992)	-	(1,605)	-	(855)
Adjustments to maintain reserves	(2)	13	-	10,692	-	(416)	-	(83)

Net equity transactions	(2,202,469)	141,671	-	(3,109,480)	-	(1,216,250)	-	(1,153,524)

Net change in contract owners’ equity	(2,011,061)	(34,404)	-	(3,088,679)	-	(1,204,056)	-	(1,160,819)
Contract owners’ equity beginning of period	2,011,061	2,045,465	-	3,088,679	-	1,204,056	-	1,160,819

Contract owners’ equity end of period	$-	$2,011,061	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	121,476	113,452	-	260,837	-	98,964	-	90,865
Units purchased	10,088	22,772	-	43,837	-	7,350	-	4,725
Units redeemed	(131,564)	(14,748)	-	(304,674)	-	(106,314)	-	(95,590)

Ending units	-	121,476	-	-	-	-	-	-

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMFAS		FTVDM3		HIBF3		GIG3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$-	$-	$-	$-	$74,767	$-	$10,629
Realized gain (loss) on investments	(8,008)	388	-	43,327	-	(61,760)	-	54,238
Change in unrealized gain (loss) on investments	(1,232)	(1,759)	-	(60,649)	-	96,735	-	(54,958)
Reinvested capital gains	9,306	2,424	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	66	1,053	-	(17,322)	-	109,742	-	9,909

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,228	3,309	-	16,638	-	100,950	-	37,615
Transfers between funds	(21,231)	-	-	(577,718)	-	(3,447,279)	-	(527,715)
Surrenders (note 6)	(5,906)	3,935	-	(22,199)	-	(23,205)	-	(22)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,301)	-	-	989	-	121	-	1,362
Deductions for surrender charges (note 2d)	-	2,689	-	(2,826)	-	(1,559)	-	(58)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,907)	(1,629)	-	(10,162)	-	(53,928)	-	(10,007)
Asset charges (note 3)	(173)	(116)	-	(690)	-	(2,496)	-	(648)
Adjustments to maintain reserves	5	(4)	-	10	-	(49)	-	7

Net equity transactions	(28,285)	8,184	-	(595,958)	-	(3,427,445)	-	(499,466)

Net change in contract owners’ equity	(28,219)	9,237	-	(613,280)	-	(3,317,703)	-	(489,557)
Contract owners’ equity beginning of period	28,219	18,982	-	613,280	-	3,317,703	-	489,557

Contract owners’ equity end of period	$-	$28,219	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	1,750	1,218	-	32,076	-	182,265	-	42,501
Units purchased	194	532	-	905	-	8,734	-	3,963
Units redeemed	(1,944)	-	-	(32,981)	-	(190,999)	-	(46,464)

Ending units	-	1,750	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company currently offers five individual flexible premium variable life insurance policies through the Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class I (BRVGA1)

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA Global Bond Portfolio (DFVGB)

VA International Small Portfolio (DFVIS)

VA International Value Portfolio (DFVIV)

VA Short-Term Fixed Portfolio (DFVSTF)

VA U.S. Large Value Portfolio (DFVULV)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

JANUS FUNDS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

M FUNDS

M Large Cap Value Fund (MFBOV)

M Capital Appreciation Fund (MFFCA)

M International Equity Fund (MFBIE)

M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Variable Insurance Trust II - MFS International Value Portfolio -  Initial Class (MVIVIC)

Variable Insurance Trust - MFS New Discovery Series - Intital Class  (MNDIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2015

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)*

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)

NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)

NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)

NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)

NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)

NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)

NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2015

VP Inflation Protection Fund - Class II (ACVIP2)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)*

VT Voyager Fund: Class IB (PVTVB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

Health Sciences Fund, Inc. (TRHS)*

T. Rowe Price Health Sciences Portfolio (TRHSP)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility  (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility  (WRPMCV)*

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2015

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2015

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

(a) Deductions from Premium

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts 0.50% from each premium payment (up to 2.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts 2.50% from each premium payment (maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide MarathonSM Performance VUL contracts, the Company currently deducts 5.50% from each premium (the maximum is 6.50%) to cover sales expenses if the Accumulation Rider is not elected. If the Accumulation Rider is elected, the Company currently deducts 2.50% from each premium payment (the maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes, regardless of whether the Accumulation Rider has been elected.

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts 6.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts 4.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

The Company may, at its sole discretion, reduce the sales loading.

For the periods ended December 31, 2015 and 2014, total front-end sales charge deductions were $ 10,234,547 and $ 8,055,079, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.00% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract.

For Nationwide YourLife® Protection VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is not elected, the Company currently deducts a $20 administrative charge per month (which is also the maximum charge) in the first policy year and $5 per month thereafter.

For Nationwide YourLife® Accumulation VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is elected, the Company currently deducts a $25 administrative charge per month (which is also the maximum charge) in the first policy year and $10 per month thereafter.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts a $15 administrative charge per month (maximum of $20 per policy per month).

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2015

For Nationwide® Options Select VUL contracts, the Company currently deducts a monthly underwriting and distribution charge on the first $250,000 of Specified Amount. The current underwriting and distribution charge is $0.15 per $1,000 of Specified Amount for Insureds younger than 50 as of the Policy Date, and $0.17 per $1,000 of Specified Amount for Insureds 50 or older as of the Policy Date. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is not elected, the guaranteed maximum underwriting and distribution charge for all ages is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company charges rates lower than the guaranteed maximum. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is elected, the guaranteed maximum underwriting and distribution charge is of $1.18 per $1,000 of the first $250,000 of Base Policy Specified Amount and $1.01 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company may charge rates lower than the guaranteed maximums. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For Nationwide MarathonSM contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of the first $250,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of the first $250,000 of Specified Amount.

For Nationwide YourLife® Protection VUL contracts, the current Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.05 per $1,000 of Base Policy Specified Amount in excess of $250,000. The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount, and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts a monthly underwriting and distribution charge varies by policy based on the length of time the policy has been In Force, the Attained Age of the Insured at the time of issue, Death Benefit option in effect, and the Base Policy Specified Amount. The maximum guaranteed charge is $1.18 per $1,000 of Specified Amount.

For Nationwide YourLife® Survivorship VUL contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 per $1,000 of Specified Amount.

The charges above are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For Nationwide YourLife® Protection VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance.

For both the Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL contracts, the charge is 100% of the initial surrender charge from the first, through second or fourth year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to and decline over time to 0% of the initial surrender charge in the eleventh year.

For MarathonSM Performance VUL contracts without the Accumulation Rider, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance. For MarathonSM Performance VUL contracts with the Accumulation Rider, the charge is 100% of the initial surrender charge from the first, through second or fourth year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to and decline over time to 0% of the initial surrender charge in the eleventh year. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

For Nationwide YourLife® Survivorship VUL contracts, the surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. For policies issued prior to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $50 per $1,000 of Base Policy Specified Amount and the minimum is $0.52 per $1,000 of Base Policy Specified Amount. For policies issued on and after to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $44.16 per $1,000 of Base Policy Specified Amount and the minimum is $0.78 per $1,000 of Base Policy Specified Amount.

The charges above are assessed against each contract by liquidating units.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2015

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Nationwide YourLife® Accumulation VUL contracts, the current charge is 0% of variable contract value on an annualized basis, with a guaranteed maximum charge of 0.30 % of the variable contract value on an annualized basis.

The amount of the charge for other contracts may vary based on the policy year and the amount of the contract value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and contract value.

Nationwide® Options Select VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide MarathonSM VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%
Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide® YourLifeSM Protection VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL contracts

For contracts that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable contract value for all policy years and the current charge is 0.00%.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2015

Nationwide YourLife® Survivorship VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Accumulation VUL contracts and Nationwide YourLife® Survivorship VUL the maximum guaranteed loan interest charged is 3.90% on the outstanding loan. For the Nationwide YourLife® Protection and Nationwide MarathonSM Performance VUL contracts the maximum guaranteed loan interest charged is 4.50%, except for contract owners electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.90%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan.

Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2015 and 2014, total transfers into the Account from the fixed account were $15,276,719 and $17,360,267, respectively, and total transfers from the Account to the fixed account were $ 11,180,869 and $ 8,792,495, respectively.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2015

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$534,648,323	$-	$-	$534,648,323

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$116,892	$26,325
VP Inflation Protection Fund - Class I (ACVIP1)	1,945,361	203,415
Global Allocation V.I. Fund - Class I (BRVGA1)	5,613,205	828,784
Global Allocation V.I. Fund - Class II (MLVGA2)	281,336	313,430
VIP Small Cap Value Series: Service Class (DWVSVS)	377,771	91,758
VA Global Bond Portfolio (DFVGB)	3,033,845	117,176
VA International Small Portfolio (DFVIS)	3,910,830	141,259
VA International Value Portfolio (DFVIV)	4,130,165	102,502
VA Short-Term Fixed Portfolio (DFVSTF)	2,920,463	112,130
VA U.S. Large Value Portfolio (DFVULV)	5,174,256	315,314
VA U.S. Targeted Value Portfolio (DFVUTV)	3,607,724	218,356
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,577,940	1,284,151
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)	597,502	389,473
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)	121,217	45,104
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	995,185	417,638
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	45,158	5,740
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	52,317	28,725
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	1,055,714	274,879
Forty Portfolio: Service Shares (JACAS)	1,108,363	731,452
Global Technology Portfolio: Service Shares (JAGTS)	1,725,039	87,319
Overseas Portfolio: Service Shares (JAIGS)	345,673	478,729
M Large Cap Value Fund (MFBOV)	866,127	201,570
M Capital Appreciation Fund (MFFCA)	630,803	158,721
M International Equity Fund (MFBIE)	737,524	109,092
M Large Cap Growth Fund (MFTCG)	1,051,549	199,000
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	9,840	392
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	2,344,480	896,357
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	369,761	108,486
Value Series - Initial Class (MVFIC)	2,965,508	1,111,193
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	4,846	9,113
Core Plus Fixed Income Portfolio - Class I (MSVFI)	28,069	61,228
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	305,421	20,022
NVIT Investor Destinations Managed Growth Class I (IDPG)	655,500	25,431

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Cardinal Managed Growth and Income Class I (NCPGI)	$686,835	$62,045
NVIT Cardinal Managed Growth Class I (NCPG)	1,193,914	28,660
NVIT Bond Index Fund Class I (NVBX)	103,132	61,589
NVIT International Index Fund Class I (NVIX)	788,057	135,947
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,181,877	332,960
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	3,557,021	682,461
American Funds NVIT Bond Fund - Class II (GVABD2)	72,443	74,071
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,241,768	463,961
American Funds NVIT Growth Fund - Class II (GVAGR2)	684,659	1,597,006
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	385,162	352,149
Federated NVIT High Income Bond Fund - Class I (HIBF)	1,121,854	1,122,459
NVIT Emerging Markets Fund - Class I (GEM)	2,297,797	745,822
NVIT International Equity Fund - Class I (GIG)	527,934	179,771
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	7,188	27,501
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	129,936	160,481
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	375,906	533,915
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	3,836,325	1,299,422
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	1,770,567	1,225,547
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	3,260,974	905,805
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	627,825	515,916
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	3,526,134	1,004,966
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	9,069,477	2,417,521
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	443,989	429,997
NVIT Core Bond Fund - Class I (NVCBD1)	217,496	335,700
NVIT Core Plus Bond Fund - Class I (NVLCP1)	1,823,437	471,478
NVIT Nationwide Fund - Class I (TRF)	73,524	118,069
NVIT Government Bond Fund - Class I (GBF)	1,309,863	882,694
American Century NVIT Growth Fund - Class I (CAF)	532,733	356,420
NVIT International Index Fund - Class II (GVIX2)	407,663	1,419,813
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	77,053	760,755
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	33,064	97,839
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	115,612	95,880
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	48,544	141,295
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	580,545	2,563,371
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	545,750	1,446,136
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	155,578	308,129
NVIT Mid Cap Index Fund - Class I (MCIF)	1,745,894	2,170,655
NVIT Money Market Fund - Class I (SAM)	264,273	504,239
NVIT Money Market Fund - Class V (SAM5)	39,949,570	23,780,369
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	426,962	140,914
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	266,531	378,196
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	692,363	318,595
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	552,381	224,137
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	1,498,343	211,877
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	1,164,464	152,334
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	152,655	115,390
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	696,397	517,835
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	619,144	122,757
NVIT Multi-Manager Small Company Fund - Class I (SCF)	416,916	104,456
NVIT Multi-Sector Bond Fund - Class I (MSBF)	202,135	159,167
NVIT Short Term Bond Fund - Class I (NVSTB1)	97,998	214,395
NVIT Short Term Bond Fund - Class II (NVSTB2)	3,680	5,925
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,388,659	1,529,637
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	2,750,785	348,520
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	1,489,760	460,647
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	1,534,639	166,408
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	640,319	296,004
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	2,906,404	2,979,332
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	9,972,172	1,054,520
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	301,565	68,591
Templeton NVIT International Value Fund - Class III (NVTIV3)	206,194	148,015
Invesco NVIT Comstock Value Fund - Class I (EIF)	325,282	218,244
NVIT Real Estate Fund - Class I (NVRE1)	3,847,663	1,042,985
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	134,291	12,519
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	240,239	62,085
NVIT Small Cap Index Fund Class II (NVSIX2)	1,719,986	73,124
NVIT S&P 500 Index Fund Class I (GVEX1)	8,084,621	1,797,067
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	324,761	99,932
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	1,122,104	190,093

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2015

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	$147,146	$48,048
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	1,151,530	403,070
VP Inflation Protection Fund - Class II (ACVIP2)	15,581	105,542
VP Mid Cap Value Fund - Class I (ACVMV1)	1,034,916	458,245
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,179,664	477,760
Appreciation Portfolio - Initial Shares (DCAP)	309,970	356,170
Quality Bond Fund II - Primary Shares (FQB)	103,896	94,507
VIP Energy Portfolio - Service Class 2 (FNRS2)	2,034,070	641,220
VIP Equity-Income Portfolio - Service Class (FEIS)	1,521,282	740,263
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	107,468	184,060
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	657,871	168,165
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	753,552	679,002
VIP Growth Portfolio - Service Class (FGS)	3,592,538	488,552
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	839,998	585,397
VIP Mid Cap Portfolio - Service Class (FMCS)	2,039,411	948,938
VIP Overseas Portfolio - Service Class (FOS)	3,336,418	227,348
VIP Value Strategies Portfolio - Service Class (FVSS)	1,113	10,688
Franklin Income Securities Fund - Class 2 (FTVIS2)	45,636	103,500
Rising Dividends Securities Fund - Class 1 (FTVRDI)	10,895	16,464
Small Cap Value Securities Fund - Class 1 (FTVSVI)	689,439	865,611
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	98,405	95,727
Templeton Foreign Securities Fund - Class 2 (TIF2)	105,030	224,159
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	272,767	358,692
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	53,492	99,113
Short Duration Bond Portfolio - I Class Shares (AMTB)	102,938	230,039
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	56,217	169
Socially Responsive Portfolio - I Class Shares (AMSRS)	23,189	62,452
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,063,771	365,814
International Growth Fund/VA - Non-Service Shares (OVIG)	418,931	29,424
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,453,495	1,646,839
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	862,393	499,905
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	52,426	54,687
All Asset Portfolio - Administrative Class (PMVAAA)	128,979	39,637
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	991,635	23,937
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	134,718	251,758
Low Duration Portfolio - Administrative Class (PMVLDA)	830,517	947,997
Total Return Portfolio - Administrative Class (PMVTRA)	2,387,737	420,385
VI American Franchise Fund - Series I Shares (ACEG)	1,831	8,512
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	59,303	5,504
Variable Fund - Multi-Hedge Strategies (RVARS)	133,771	21,738
T. Rowe Price Health Sciences Portfolio (TRHSP)	3,633,026	324,680
Health Sciences Portfolio - II (TRHS2)	604,027	476,101
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	1,114,979	518,089
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	116,952	16,413
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)	53,138	16,912
Variable Insurance Portfolios - Asset Strategy (WRASP)	4,175,214	1,045,319
Variable Insurance Portfolios - Balanced (WRBP)	111,355	43,932
Variable Insurance Portfolios - Bond (WRBDP)	93,848	105,301
Variable Insurance Portfolios - Core Equity (WRCEP)	244,951	83,838
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	138,545	95,822
Variable Insurance Portfolios - Energy (WRENG)	99,057	37,610
Variable Insurance Portfolios - Global Bond (WRGBP)	15,149	17,745
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	121,012	46,163
Variable Insurance Portfolios - Growth (WRGP)	306,325	127,023
Variable Insurance Portfolios - High Income (WRHIP)	761,964	517,157
Variable Insurance Portfolios - International Growth (WRIP)	106,225	70,442
Variable Insurance Portfolios - International Core Equity (WRI2P)	136,353	63,987
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	17,162	5,912
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	87,218	38,672
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	480,439	304,262
Variable Insurance Portfolios - Money Market (WRMMP)	630,278	657,361
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	485,194	88,429

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2015

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	$96,705	$37,785
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	717,342	157,490
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	1,179,008	100,128
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	122,972	100,152
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	53,289	79,820
Variable Insurance Portfolios - Science and Technology (WRSTP)	313,529	125,275
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	331,905	199,384
Variable Insurance Portfolios - Small Cap Value (WRSCV)	63,441	54,202
Variable Insurance Portfolios - Value (WRVP)	105,390	26,158
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	279,661	284,817
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)	1,043	10,197
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)	180,609	2,383,076
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)	103,091	122,074

Total	$224,140,505	$93,511,542

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2015	0.00%	13,015	$11.897471	$154,846	0.76%	-1.09%
2014	0.00%	5,625	12.028742	67,662	0.59%	4.45%
2013	0.00%	4,308	11.516261	49,612	0.38%	12.31%
2012	0.00%	593	10.254428	6,081	0.02%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2015	0.00%	586,893	9.707801	5,697,440	2.17%	-2.28%
2014	0.00%	422,946	9.934368	4,201,701	1.52%	3.58%
2013	0.00%	284,870	9.591153	2,732,232	1.72%	-8.21%
2012	0.00%	126,254	10.449526	1,319,294	2.11%	4.50%	5/1/2012
Global Allocation V.I. Fund - Class I (BRVGA1)
2015	0.00%	797,102	11.992003	9,558,850	1.56%	-0.71%
2014	0.00%	448,110	12.077797	5,412,182	2.56%	2.11%
2013	0.00%	330,149	11.828261	3,905,089	1.53%	14.76%
2012	0.00%	168,112	10.307200	1,732,764	2.37%	3.07%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2015	0.00%	162,940	16.452774	2,680,815	0.96%	-0.87%
2014	0.00%	175,251	16.596941	2,908,631	2.06%	1.97%
2013	0.00%	178,390	16.276845	2,903,626	0.94%	14.55%
2012	0.00%	267,159	14.209224	3,796,122	1.28%	10.14%
2011	0.00%	325,219	12.900807	4,195,588	2.92%	-3.63%
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	0.00%	56,660	12.193066	690,859	0.43%	-6.46%
2014	0.00%	39,303	13.035389	512,330	0.06%	5.62%
2013	0.00%	2,026	12.341939	25,005	0.00%	23.42%	5/1/2013
VA Global Bond Portfolio (DFVGB)
2015	0.00%	607,216	10.706681	6,501,268	1.91%	1.55%
2014	0.00%	345,929	10.543456	3,647,287	2.76%	2.88%
2013	0.00%	160,180	10.247850	1,641,501	0.81%	-0.35%
2012	0.00%	26,194	10.283870	269,376	2.68%	2.84%	5/1/2012
VA International Small Portfolio (DFVIS)
2015	0.00%	614,629	13.317839	8,185,530	2.57%	5.81%
2014	0.00%	362,894	12.586137	4,567,434	2.68%	-5.78%
2013	0.00%	193,191	13.357918	2,580,630	4.15%	27.07%
2012	0.00%	25,432	10.512269	267,348	4.45%	5.12%	5/1/2012
VA International Value Portfolio (DFVIV)
2015	0.00%	665,525	11.419890	7,600,222	3.87%	-6.96%
2014	0.00%	359,804	12.274258	4,416,327	5.07%	-7.16%
2013	0.00%	168,169	13.220675	2,223,308	4.41%	21.65%
2012	0.00%	24,556	10.867711	266,868	5.75%	8.68%	5/1/2012
VA Short-Term Fixed Portfolio (DFVSTF)
2015	0.00%	654,808	10.105791	6,617,353	0.37%	0.30%
2014	0.00%	379,421	10.075358	3,822,802	0.24%	0.15%
2013	0.00%	174,278	10.060671	1,753,354	0.49%	0.25%
2012	0.00%	24,582	10.035127	246,683	0.70%	0.35%	5/1/2012
VA U.S. Large Value Portfolio (DFVULV)
2015	0.00%	620,641	16.173680	10,038,049	2.63%	-3.41%
2014	0.00%	368,268	16.744060	6,166,301	2.33%	9.08%
2013	0.00%	210,726	15.349655	3,234,571	2.74%	40.82%
2012	0.00%	20,482	10.900303	223,260	3.48%	9.00%	5/1/2012

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VA U.S. Targeted Value Portfolio (DFVUTV)
2015	0.00%	441,322	$15.437399	$6,812,864	1.57%	-5.23%
2014	0.00%	267,161	16.289185	4,351,835	1.21%	3.71%
2013	0.00%	139,303	15.706963	2,188,027	1.37%	44.62%
2012	0.00%	21,154	10.860497	229,743	2.49%	8.60%	5/1/2012
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.00%	530,391	20.985615	11,130,581	1.83%	1.11%
2014	0.00%	541,663	20.755825	11,242,662	1.79%	13.42%
2013	0.00%	465,920	18.299315	8,526,017	1.87%	32.03%
2012	0.00%	442,173	13.860281	6,128,642	2.17%	15.74%
2011	0.00%	287,581	11.975613	3,443,959	1.89%	1.88%
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2015	0.00%	177,624	11.912335	2,115,917	4.68%	-6.84%
2014	0.00%	169,320	12.786633	2,165,033	5.08%	4.92%
2013	0.00%	137,679	12.186733	1,677,857	6.46%	14.18%
2012	0.00%	103,061	10.673045	1,099,975	3.26%	6.73%	5/1/2012
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
2015	0.00%	45,600	12.943471	590,222	3.24%	-5.93%
2014	0.00%	41,549	13.758738	571,662	3.03%	3.05%
2013	0.00%	34,615	13.350977	462,144	12.35%	24.14%
2012	0.00%	27,278	10.754715	293,367	0.00%	7.55%	5/1/2012
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2015	0.00%	315,893	10.776572	3,404,244	7.77%	-4.10%
2014	0.00%	289,255	11.237397	3,250,473	4.80%	2.12%
2013	0.00%	242,067	11.003960	2,663,696	4.74%	1.89%
2012	0.00%	162,308	10.799922	1,752,914	2.38%	8.00%	5/1/2012
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2015	0.00%	5,234	11.465429	60,010	0.13%	-5.82%
2014	0.00%	2,097	12.173521	25,528	0.05%	3.95%
2013	0.00%	1,089	11.711464	12,754	0.11%	13.57%
2012	0.00%	95	10.312479	980	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2015	0.00%	11,108	14.722930	163,542	0.00%	1.21%
2014	0.00%	10,209	14.547427	148,515	0.00%	8.04%
2013	0.00%	10,706	13.465170	144,158	0.41%	37.01%
2012	0.00%	10,656	9.827596	104,723	0.00%	-1.72%	4/27/2012
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2015	0.00%	110,977	9.891560	1,097,736	5.04%	-4.10%
2014	0.00%	46,256	10.314426	477,104	0.00%	3.14%	5/1/2014
Forty Portfolio: Service Shares (JACAS)
2015	0.00%	126,651	22.910620	2,901,653	1.25%	11.94%
2014	0.00%	137,085	20.467408	2,805,775	0.03%	8.47%
2013	0.00%	139,107	18.869601	2,624,894	0.61%	30.89%
2012	0.00%	165,102	14.416877	2,380,255	0.60%	23.86%
2011	0.00%	149,403	11.639880	1,739,033	0.24%	-6.94%
Global Technology Portfolio: Service Shares (JAGTS)
2015	0.00%	162,354	15.568060	2,527,537	0.56%	4.65%
2014	0.00%	66,371	14.876935	987,397	0.00%	9.35%
2013	0.00%	44,208	13.605232	601,460	0.00%	35.39%
2012	0.00%	40,270	10.048944	404,671	0.00%	0.49%	4/27/2012

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Overseas Portfolio: Service Shares (JAIGS)
2015	0.00%	271,270	$9.172327	$2,488,177	0.50%	-8.80%
2014	0.00%	295,324	10.057736	2,970,291	5.68%	-12.10%
2013	0.00%	333,529	11.442294	3,816,337	3.06%	14.28%
2012	0.00%	393,676	10.012416	3,941,648	0.68%	0.12%	4/27/2012
M Large Cap Value Fund (MFBOV)
2015	0.00%	109,452	14.253266	1,560,048	1.70%	-0.66%
2014	0.00%	73,950	14.347599	1,061,005	1.41%	9.68%
2013	0.00%	54,589	13.081082	714,083	2.91%	34.22%
2012	0.00%	37,342	9.745978	363,934	0.76%	17.29%
2011	0.00%	32,536	8.309381	270,354	0.37%	-4.11%
M Capital Appreciation Fund (MFFCA)
2015	0.00%	68,853	17.252698	1,187,900	0.00%	-6.58%
2014	0.00%	49,378	18.467990	911,912	0.00%	12.42%
2013	0.00%	36,555	16.427883	600,521	0.00%	39.20%
2012	0.00%	32,127	11.801252	379,139	0.37%	17.43%
2011	0.00%	25,361	10.049361	254,862	0.00%	-7.22%
M International Equity Fund (MFBIE)
2015	0.00%	145,339	8.868634	1,288,958	2.24%	-3.94%
2014	0.00%	82,343	9.232557	760,236	2.77%	-7.06%
2013	0.00%	58,837	9.933602	584,463	2.60%	16.32%
2012	0.00%	46,040	8.539601	393,163	2.23%	20.68%
2011	0.00%	43,251	7.076176	306,052	4.27%	-13.56%
M Large Cap Growth Fund (MFTCG)
2015	0.00%	100,368	17.701436	1,776,658	0.02%	7.70%
2014	0.00%	67,771	16.435295	1,113,836	0.05%	10.21%
2013	0.00%	49,888	14.912357	743,948	0.58%	36.15%
2012	0.00%	47,093	10.952859	515,803	0.05%	19.31%
2011	0.00%	30,075	9.179807	276,083	0.00%	-0.80%
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2015	0.00%	888	9.859642	8,755	0.49%	-1.40%	3/27/2015
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2015	0.00%	433,708	14.762776	6,402,734	1.88%	6.65%
2014	0.00%	345,728	13.841932	4,785,543	2.09%	1.34%
2013	0.00%	181,067	13.658683	2,473,137	1.99%	27.90%
2012	0.00%	36,393	10.678788	388,633	1.02%	6.79%	5/1/2012
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2015	0.00%	71,308	13.309971	949,107	0.00%	-1.89%
2014	0.00%	54,582	13.565726	740,444	0.00%	-7.26%
2013	0.00%	23,401	14.627285	342,293	0.00%	41.52%
2012	0.00%	1,194	10.335916	12,341	0.00%	3.36%	5/1/2012
Value Series - Initial Class (MVFIC)
2015	0.00%	373,926	22.320345	8,346,157	2.39%	-0.74%
2014	0.00%	319,923	22.485985	7,193,784	1.52%	10.51%
2013	0.00%	296,423	20.347506	6,031,469	1.24%	35.89%
2012	0.00%	272,740	14.973911	4,083,984	1.64%	16.26%
2011	0.00%	248,200	12.879603	3,196,717	1.59%	-0.30%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	0.00%	5,792	16.945121	98,146	1.75%	6.32%
2014	0.00%	6,208	15.937876	98,942	1.78%	1.13%
2013	0.00%	6,987	15.759367	110,111	1.32%	27.63%
2012	0.00%	9,913	12.347395	122,400	1.33%	15.93%
2011	0.00%	11,163	10.650622	118,893	1.42%	-1.78%

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2015	0.00%	8,541	$14.825654	$126,626	3.26%	-0.65%
2014	0.00%	11,035	14.922788	164,673	2.42%	7.85%
2013	0.00%	5,818	13.836004	80,498	4.51%	-0.32%
2012	0.00%	8,744	13.879990	121,367	4.79%	9.44%
2011	0.00%	8,174	12.682719	103,669	3.80%	5.65%
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2015	0.00%	56,277	9.880365	556,037	2.27%	-3.10%
2014	0.00%	29,188	10.196266	297,609	5.99%	1.96%	5/1/2014
NVIT Investor Destinations Managed Growth Class I (IDPG)
2015	0.00%	78,407	9.768489	765,918	2.76%	-3.71%
2014	0.00%	19,029	10.145001	193,049	1.89%	1.45%	5/1/2014
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2015	0.00%	68,405	9.750948	667,014	4.05%	-4.03%
2014	0.00%	6,762	10.160186	68,703	5.82%	1.60%	5/1/2014
NVIT Cardinal Managed Growth Class I (NCPG)
2015	0.00%	175,464	9.617936	1,687,602	2.41%	-4.62%
2014	0.00%	59,412	10.083558	599,084	5.69%	0.84%	5/1/2014
NVIT Bond Index Fund Class I (NVBX)
2015	0.00%	12,550	10.292554	129,172	2.21%	0.14%
2014	0.00%	8,912	10.277970	91,597	3.64%	2.78%	5/1/2014
NVIT International Index Fund Class I (NVIX)
2015	0.00%	83,763	9.110733	763,142	3.49%	-0.96%
2014	0.00%	17,628	9.198938	162,159	3.72%	-8.01%	5/1/2014
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	0.00%	114,223	23.497274	2,683,929	2.61%	-4.28%
2014	0.00%	95,149	24.546677	2,335,592	1.98%	13.12%
2013	0.00%	103,650	21.699995	2,249,204	2.02%	31.90%
2012	0.00%	81,965	16.452105	1,348,497	1.02%	14.66%
2011	0.00%	83,852	14.348277	1,203,132	1.58%	0.65%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015	0.00%	832,357	16.606784	13,822,773	1.46%	0.98%
2014	0.00%	703,208	16.444935	11,564,210	0.97%	4.99%
2013	0.00%	622,866	15.663250	9,756,106	1.32%	23.28%
2012	0.00%	499,213	12.704984	6,342,493	1.34%	15.72%
2011	0.00%	376,643	10.979437	4,135,328	1.22%	0.93%
American Funds NVIT Bond Fund - Class II (GVABD2)
2015	0.00%	50,805	13.166435	668,921	1.36%	-0.23%
2014	0.00%	51,655	13.196903	681,686	1.26%	4.98%
2013	0.00%	49,442	12.571090	621,540	1.78%	-2.57%
2012	0.00%	65,443	12.903197	844,424	2.29%	4.97%
2011	0.00%	49,036	12.292646	602,782	2.13%	5.72%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015	0.00%	186,042	18.531767	3,447,687	0.67%	6.54%
2014	0.00%	161,115	17.393687	2,802,384	0.77%	1.84%
2013	0.00%	140,319	17.080144	2,396,669	0.41%	28.64%
2012	0.00%	106,090	13.277399	1,408,599	0.87%	22.09%
2011	0.00%	90,535	10.875437	984,608	0.85%	-9.31%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015	0.00%	270,453	17.702463	4,787,684	0.63%	6.43%
2014	0.00%	334,321	16.633406	5,560,897	0.50%	8.07%
2013	0.00%	228,533	15.391784	3,517,531	0.33%	29.61%
2012	0.00%	199,583	11.875465	2,370,141	0.23%	17.40%
2011	0.00%	185,580	10.115272	1,877,192	0.27%	-4.69%

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015	0.00%	124,161	$15.067505	$1,870,796	0.88%	1.09%
2014	0.00%	132,583	14.905501	1,976,216	0.81%	10.23%
2013	0.00%	124,701	13.522509	1,686,270	1.05%	32.97%
2012	0.00%	121,360	10.169772	1,234,204	1.07%	17.06%
2011	0.00%	126,457	8.687464	1,098,591	0.91%	-2.24%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.00%	169,848	17.756355	3,015,881	5.24%	-2.61%
2014	0.00%	180,468	18.231638	3,290,227	3.69%	2.55%
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.00%	845,611	8.185764	6,921,972	0.90%	-15.99%
2014	0.00%	687,395	9.744361	6,698,225	0.86%	-2.56%	4/25/2014
NVIT International Equity Fund - Class I (GIG)
2015	0.00%	91,636	9.471793	867,957	0.58%	-3.06%
2014	0.00%	60,895	9.770424	594,970	1.76%	-2.30%	4/25/2014
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2015	0.00%	16,960	9.438443	160,076	0.26%	-3.22%
2014	0.00%	19,755	9.752483	192,660	3.81%	-0.72%
2013	0.00%	22,404	9.823149	220,078	0.53%	17.56%
2012	0.00%	24,963	8.355696	208,583	0.49%	15.23%
2011	0.00%	36,549	7.251572	265,038	1.00%	-10.00%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015	0.00%	43,686	14.364226	627,516	0.74%	-1.08%
2014	0.00%	49,965	14.520984	725,541	0.90%	6.60%
2013	0.00%	55,708	13.621982	758,853	1.29%	43.82%
2012	0.00%	30,879	9.471654	292,475	1.38%	16.94%
2011	0.00%	39,183	8.099461	317,361	0.61%	-11.62%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2015	0.00%	83,771	16.458264	1,378,725	0.75%	-0.42%
2014	0.00%	108,030	16.527416	1,785,457	0.84%	10.51%
2013	0.00%	149,145	14.955658	2,230,562	0.81%	38.55%
2012	0.00%	110,101	10.794308	1,188,464	1.10%	11.38%
2011	0.00%	118,184	9.691118	1,145,335	0.62%	-3.27%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2015	0.00%	663,184	13.867876	9,196,953	2.84%	-1.58%
2014	0.00%	553,360	14.089818	7,796,742	2.25%	4.48%
2013	0.00%	468,988	13.486224	6,324,877	1.51%	29.65%
2012	0.00%	321,867	10.402170	3,348,115	1.14%	16.22%
2011	0.00%	277,401	8.950086	2,482,763	2.08%	-6.19%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2015	0.00%	414,917	13.800315	5,725,985	2.76%	-1.05%
2014	0.00%	403,592	13.947302	5,629,020	2.62%	4.46%
2013	0.00%	330,447	13.351426	4,411,939	1.83%	14.72%
2012	0.00%	304,016	11.638522	3,538,297	1.70%	11.24%
2011	0.00%	255,651	10.462826	2,674,832	2.61%	-1.26%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2015	0.00%	720,719	14.021191	10,105,339	3.26%	-1.15%
2014	0.00%	623,239	14.183683	8,839,824	2.67%	4.70%
2013	0.00%	573,117	13.546578	7,763,774	1.77%	21.44%
2012	0.00%	483,015	11.154725	5,387,899	1.55%	13.74%
2011	0.00%	392,818	9.807509	3,852,566	2.27%	-3.37%

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2015	0.00%	153,734	$13.034982	$2,003,920	2.14%	-0.65%
2014	0.00%	152,786	13.120260	2,004,592	2.58%	3.42%
2013	0.00%	113,279	12.686282	1,437,089	1.92%	5.03%
2012	0.00%	113,944	12.078891	1,376,317	1.94%	7.58%
2011	0.00%	91,097	11.227964	1,022,834	2.80%	1.50%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2015	0.00%	1,193,350	13.935133	16,629,491	3.01%	-0.98%
2014	0.00%	1,116,884	14.072360	15,717,194	2.62%	4.66%
2013	0.00%	964,838	13.446120	12,973,328	1.86%	17.98%
2012	0.00%	804,383	11.397169	9,167,689	1.62%	12.45%
2011	0.00%	536,603	10.135390	5,438,681	2.36%	-2.25%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2015	0.00%	1,765,490	13.921442	24,578,167	3.26%	-1.43%
2014	0.00%	1,517,067	14.122912	21,425,404	2.75%	4.66%
2013	0.00%	1,263,113	13.494322	17,044,854	1.73%	24.35%
2012	0.00%	1,054,488	10.851463	11,442,738	1.49%	14.67%
2011	0.00%	775,811	9.463303	7,341,735	2.43%	-4.57%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2015	0.00%	178,028	13.598100	2,420,843	2.47%	-0.88%
2014	0.00%	188,769	13.718708	2,589,667	2.63%	4.17%
2013	0.00%	157,199	13.169178	2,070,182	1.79%	11.33%
2012	0.00%	162,544	11.828808	1,922,702	2.11%	10.13%
2011	0.00%	85,823	10.740467	921,779	2.81%	-0.28%
NVIT Core Bond Fund - Class I (NVCBD1)
2015	0.00%	100,369	13.609836	1,366,006	2.90%	-0.72%
2014	0.00%	112,469	13.708553	1,541,787	3.02%	5.06%
2013	0.00%	99,762	13.048920	1,301,786	2.59%	-1.91%
2012	0.00%	101,747	13.303193	1,353,560	3.05%	7.75%
2011	0.00%	96,917	12.345910	1,196,529	3.23%	6.59%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2015	0.00%	187,063	14.773963	2,763,662	2.36%	-0.32%
2014	0.00%	100,994	14.821038	1,496,836	2.97%	5.09%
2013	0.00%	26,464	14.103213	373,227	2.21%	-1.77%
2012	0.00%	21,844	14.357681	313,629	2.17%	7.38%
2011	0.00%	26,251	13.370773	350,996	2.65%	6.37%
NVIT Nationwide Fund - Class I (TRF)
2015	0.00%	40,876	19.020671	777,489	1.19%	0.94%
2014	0.00%	43,756	18.844374	824,554	1.16%	12.15%
2013	0.00%	45,891	16.803167	771,114	1.37%	31.10%
2012	0.00%	47,398	12.816934	607,497	1.44%	14.21%
2011	0.00%	52,433	11.221824	588,394	1.09%	0.53%
NVIT Government Bond Fund - Class I (GBF)
2015	0.00%	118,355	14.631660	1,731,730	1.90%	-0.11%
2014	0.00%	91,498	14.647567	1,340,223	1.96%	4.57%
2013	0.00%	97,820	14.007566	1,370,220	2.02%	-4.06%
2012	0.00%	105,154	14.599621	1,535,209	2.42%	3.06%
2011	0.00%	103,949	14.166560	1,472,600	2.84%	7.25%
American Century NVIT Growth Fund - Class I (CAF)
2015	0.00%	104,079	15.814085	1,645,914	0.34%	4.67%
2014	0.00%	106,354	15.108791	1,606,880	0.40%	11.33%
2013	0.00%	58,806	13.571249	798,071	0.78%	29.74%
2012	0.00%	24,108	10.460376	252,179	1.28%	14.02%
2011	0.00%	1,858	9.174041	17,045	0.62%	-8.26%	5/2/2011

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Index Fund - Class II (GVIX2)
2015	0.00%	202,246	$9.215814	$1,863,862	1.71%	-1.26%
2014	0.00%	311,118	9.333223	2,903,734	1.80%	-6.67%	4/25/2014
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.00%	142,983	18.495018	2,644,473	1.22%	-1.00%
2014	0.00%	181,101	18.681442	3,383,228	1.58%	4.99%
2013	0.00%	222,191	17.794323	3,953,738	1.71%	27.25%
2012	0.00%	234,319	13.984122	3,276,745	1.51%	15.90%
2011	0.00%	249,362	12.065374	3,008,646	1.83%	-3.93%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	0.00%	45,409	16.704200	758,521	1.59%	-0.17%
2014	0.00%	51,025	16.733256	853,814	1.66%	4.59%
2013	0.00%	55,874	15.999643	893,964	1.62%	13.42%
2012	0.00%	63,297	14.106085	892,873	1.49%	9.39%
2011	0.00%	75,561	12.895684	974,411	2.16%	0.88%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015	0.00%	111,376	19.013052	2,117,598	1.54%	-0.53%
2014	0.00%	116,249	19.114689	2,222,063	1.70%	5.21%
2013	0.00%	122,047	18.167791	2,217,324	1.73%	19.49%
2012	0.00%	128,494	15.203946	1,953,616	1.71%	12.25%
2011	0.00%	118,997	13.544740	1,611,783	2.02%	-0.94%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.00%	58,187	14.874402	865,497	1.61%	0.26%
2014	0.00%	67,500	14.835107	1,001,370	1.71%	3.89%
2013	0.00%	81,059	14.279591	1,157,489	1.46%	4.83%
2012	0.00%	119,779	13.621440	1,631,562	1.63%	5.18%
2011	0.00%	124,507	12.951126	1,612,506	2.43%	2.93%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.00%	326,411	17.233175	5,625,098	1.36%	-0.33%
2014	0.00%	460,842	17.291036	7,968,436	1.66%	5.18%
2013	0.00%	511,799	16.439292	8,413,613	1.66%	16.63%
2012	0.00%	568,566	14.095613	8,014,286	1.50%	10.81%
2011	0.00%	739,675	12.720302	9,408,889	2.16%	-0.04%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.00%	569,800	18.095909	10,311,049	1.42%	-0.73%
2014	0.00%	638,050	18.228907	11,630,954	1.61%	4.96%
2013	0.00%	756,842	17.367971	13,144,810	1.58%	22.38%
2012	0.00%	892,730	14.192188	12,669,792	1.55%	13.76%
2011	0.00%	987,577	12.475556	12,320,572	2.05%	-2.13%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.00%	46,837	16.262795	761,701	1.30%	-0.03%
2014	0.00%	60,141	16.267765	978,360	1.79%	4.74%
2013	0.00%	64,057	15.531667	994,912	1.73%	10.49%
2012	0.00%	64,118	14.056477	901,273	1.61%	8.04%
2011	0.00%	65,530	13.010443	852,574	2.38%	2.06%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.00%	167,843	24.214518	4,064,237	0.94%	-2.53%
2014	0.00%	199,670	24.844092	4,960,620	1.25%	9.42%
2013	0.00%	143,174	22.705167	3,250,790	1.33%	33.05%
2012	0.00%	96,235	17.065485	1,642,297	1.42%	17.47%
2011	0.00%	52,240	14.527168	758,899	0.81%	-2.54%

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2015	0.00%	194,977	$11.482073	$2,238,740	0.00%
2014	0.00%	215,876	11.482073	2,478,704	0.00%
2013	0.00%	347,049	11.482073	3,984,842	0.00%
2012	0.00%	442,103	11.482073	5,076,259	0.00%
2011	0.00%	968,748	11.482073	11,123,235	0.00%	0.00%
NVIT Money Market Fund - Class V (SAM5)
2015	0.00%	2,328,978	10.000000	23,289,780	0.00%
2014	0.00%	712,040	10.000000	7,120,400	0.00%
2013	0.00%	783,055	10.000000	7,830,550	0.00%
2012	0.00%	379,267	10.000000	3,792,670	0.00%		4/30/2012
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015	0.00%	159,225	9.747456	1,552,039	0.74%	-0.49%
2014	0.00%	142,155	9.795541	1,392,485	1.06%	-2.04%	4/25/2014
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015	0.00%	118,791	8.641698	1,026,556	1.32%	-5.12%
2014	0.00%	134,160	9.107879	1,221,913	1.81%	-8.92%	4/25/2014
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.00%	164,069	16.589334	2,721,795	0.49%	3.43%
2014	0.00%	155,659	16.038508	2,496,538	0.54%	10.44%
2013	0.00%	138,170	14.522943	2,006,635	0.78%	34.74%
2012	0.00%	129,471	10.778503	1,395,504	0.53%	16.35%
2011	0.00%	121,747	9.263525	1,127,806	0.01%	-2.91%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	0.00%	92,428	14.746982	1,363,034	1.32%	-3.15%
2014	0.00%	81,975	15.226743	1,248,212	1.48%	10.52%
2013	0.00%	55,946	13.777622	770,803	1.62%	35.44%
2012	0.00%	39,748	10.172659	404,343	1.52%	17.81%
2011	0.00%	33,449	8.634796	288,825	1.18%	-5.83%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.00%	186,375	16.073975	2,995,787	0.00%	-0.18%
2014	0.00%	134,418	16.103721	2,164,630	0.00%	4.04%
2013	0.00%	126,740	15.479098	1,961,821	0.00%	38.94%
2012	0.00%	123,232	11.140525	1,372,869	0.00%	14.90%
2011	0.00%	139,190	9.695515	1,349,519	0.00%	-4.23%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2015	0.00%	89,385	16.430992	1,468,684	1.80%	-2.75%
2014	0.00%	38,643	16.895778	652,904	2.46%	17.15%
2013	0.00%	12,836	14.422090	185,122	1.92%	35.85%
2012	0.00%	4,577	10.616129	48,590	1.98%	6.16%	4/30/2012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.00%	31,127	18.482716	575,312	1.15%	-2.89%
2014	0.00%	33,147	19.031857	630,849	1.36%	17.02%
2013	0.00%	36,573	16.263836	594,817	1.29%	35.68%
2012	0.00%	32,170	11.987208	385,628	1.10%	16.35%
2011	0.00%	36,583	10.303092	376,918	0.75%	-2.32%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.00%	63,883	18.356233	1,172,651	0.00%	0.76%
2014	0.00%	61,051	18.218436	1,112,254	0.00%	2.81%
2013	0.00%	48,365	17.720192	857,037	0.00%	44.29%
2012	0.00%	41,439	12.281082	508,916	0.00%	13.44%
2011	0.00%	36,260	10.826282	392,561	0.00%	-0.65%

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.00%	64,145	$20.636022	$1,323,698	0.81%	-6.02%
2014	0.00%	47,076	21.958373	1,033,712	0.54%	7.02%
2013	0.00%	48,920	20.517613	1,003,722	0.93%	40.40%
2012	0.00%	34,047	14.613759	497,555	0.87%	20.44%
2011	0.00%	32,583	12.133163	395,335	0.38%	-5.07%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.00%	76,956	20.941942	1,611,608	0.40%	-1.63%
2014	0.00%	70,495	21.290028	1,500,841	0.18%	0.82%
2013	0.00%	62,947	21.117835	1,329,304	0.14%	40.91%
2012	0.00%	51,451	14.987211	771,107	0.17%	15.50%
2011	0.00%	49,239	12.975667	638,909	0.52%	-5.56%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.00%	65,448	15.083020	987,153	1.97%	-2.89%
2014	0.00%	64,007	15.531903	994,151	3.18%	3.88%
2013	0.00%	58,991	14.951255	881,989	3.32%	-1.12%
2012	0.00%	61,728	15.121246	933,404	2.63%	12.25%
2011	0.00%	63,928	13.471066	861,178	4.42%	5.55%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2015	0.00%	20,912	10.289217	215,168	1.57%	-0.08%
2014	0.00%	32,592	10.297809	335,626	1.31%	0.77%
2013	0.00%	14,974	10.219266	153,023	1.38%	0.33%
2012	0.00%	2,597	10.185501	26,452	0.61%	1.86%	5/1/2012
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.00%	5,650	11.468229	64,795	1.64%	-0.34%
2014	0.00%	5,939	11.507465	68,343	0.66%	0.49%
2013	0.00%	10,369	11.450912	118,735	1.03%	0.11%
2012	0.00%	11,270	11.438838	128,916	1.26%	3.52%
2011	0.00%	11,114	11.049485	122,804	1.65%	1.30%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.00%	234,159	25.770856	6,034,478	0.65%	5.09%
2014	0.00%	236,973	24.521987	5,811,049	0.77%	8.80%
2013	0.00%	206,369	22.538634	4,651,275	0.81%	36.70%
2012	0.00%	212,351	16.487341	3,501,103	0.73%	18.68%
2011	0.00%	221,993	13.891692	3,083,858	0.69%	-2.23%
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2015	0.00%	589,540	13.926276	8,210,097	1.83%	-0.79%
2014	0.00%	430,299	14.036700	6,039,978	2.38%	5.13%
2013	0.00%	197,326	13.351127	2,634,524	2.70%	27.39%
2012	0.00%	68,585	10.480208	718,785	2.85%	4.80%	5/1/2012
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2015	0.00%	311,255	12.274233	3,820,416	2.08%	-0.01%
2014	0.00%	239,612	12.275419	2,941,338	2.05%	4.69%
2013	0.00%	338,593	11.725179	3,970,064	2.49%	13.63%
2012	0.00%	82,747	10.318307	853,809	3.03%	3.18%	5/1/2012
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2015	0.00%	317,253	13.055720	4,141,966	2.07%	-0.39%
2014	0.00%	229,581	13.107129	3,009,148	2.31%	5.36%
2013	0.00%	144,799	12.440331	1,801,347	2.50%	19.69%
2012	0.00%	67,377	10.393923	700,311	2.06%	3.94%	5/1/2012

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2015	0.00%	175,450	$11.219018	$1,968,377	2.13%	0.45%
2014	0.00%	153,730	11.168880	1,716,992	2.26%	4.08%
2013	0.00%	109,569	10.731007	1,175,786	2.47%	4.96%
2012	0.00%	71,938	10.223989	735,493	2.71%	2.24%	5/1/2012
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2015	0.00%	900,350	12.711498	11,444,797	1.87%	-0.15%
2014	0.00%	955,139	12.731181	12,160,047	2.17%	5.31%
2013	0.00%	680,674	12.089743	8,229,174	2.19%	16.78%
2012	0.00%	493,352	10.352458	5,107,406	2.43%	3.52%	5/1/2012
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2015	0.00%	2,194,792	13.371484	29,347,626	1.96%	-0.59%
2014	0.00%	1,619,407	13.450530	21,781,882	2.23%	5.11%
2013	0.00%	1,028,463	12.797031	13,161,273	2.81%	22.56%
2012	0.00%	479,702	10.441771	5,008,938	3.48%	4.42%	5/1/2012
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2015	0.00%	88,141	11.954729	1,053,702	2.08%	0.16%
2014	0.00%	74,587	11.935618	890,242	2.69%	4.88%
2013	0.00%	33,484	11.380678	381,071	2.62%	10.68%
2012	0.00%	14,656	10.282822	150,705	2.68%	2.83%	5/1/2012
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	0.00%	52,105	15.385758	801,675	1.85%	-3.90%
2014	0.00%	51,746	16.010507	828,480	3.69%	-8.15%
2013	0.00%	51,705	17.430436	901,241	1.95%	20.09%
2012	0.00%	51,280	14.513999	744,278	2.53%	19.56%
2011	0.00%	51,221	12.139096	621,777	2.61%	-12.43%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2015	0.00%	86,860	18.133284	1,575,057	1.62%	-6.30%
2014	0.00%	82,984	19.352166	1,605,920	1.87%	9.17%
2013	0.00%	65,274	17.726903	1,157,106	0.00%	35.64%
2012	0.00%	64,080	13.069162	837,472	1.28%	18.46%
2011	0.00%	66,544	11.032149	734,123	1.34%	-2.32%
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.00%	581,175	14.907394	8,663,805	2.94%	-5.36%
2014	0.00%	497,732	15.751218	7,839,885	3.25%	28.88%
2013	0.00%	438,421	12.221280	5,358,066	1.73%	3.05%
2012	0.00%	324,894	11.860098	3,853,275	1.14%	15.79%
2011	0.00%	291,930	10.243095	2,990,267	0.92%	6.50%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2015	0.00%	11,510	11.467939	131,996	4.05%	-3.00%
2014	0.00%	2,410	11.822850	28,493	2.57%	3.34%
2013	0.00%	1,092	11.440971	12,494	2.26%	14.41%	5/1/2013
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2015	0.00%	64,488	11.290958	728,131	2.23%	-1.70%
2014	0.00%	50,922	11.485747	584,877	4.29%	2.09%
2013	0.00%	821	11.250907	9,237	5.22%	12.51%	5/1/2013
NVIT Small Cap Index Fund Class II (NVSIX2)
2015	0.00%	199,927	12.609932	2,521,066	1.51%	-4.88%
2014	0.00%	89,884	13.257084	1,191,600	1.19%	4.55%
2013	0.00%	36,792	12.679935	466,520	2.64%	26.80%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2015	0.00%	819,523	13.573434	11,123,741	2.51%	1.16%
2014	0.00%	384,476	13.417375	5,158,659	2.94%	13.36%
2013	0.00%	137,283	11.835951	1,624,875	4.33%	18.36%	5/1/2013

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2015	0.00%	68,339	$10.152985	$693,845	1.23%	-4.54%
2014	0.00%	49,812	10.635520	529,777	1.10%	3.00%
2013	0.00%	24,676	10.326215	254,810	1.18%	3.26%	5/1/2013
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2015	0.00%	149,849	10.023456	1,502,005	1.54%	-9.22%
2014	0.00%	66,382	11.041111	732,931	1.64%	1.18%
2013	0.00%	4,285	10.911941	46,758	0.56%	9.12%	5/1/2013
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2015	0.00%	47,282	10.243457	484,331	1.29%	-6.46%
2014	0.00%	39,788	10.951171	435,725	1.43%	2.75%
2013	0.00%	12,476	10.658086	132,970	1.11%	6.58%	5/1/2013
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2015	0.00%	175,052	17.598923	3,080,727	0.78%	-5.49%
2014	0.00%	161,166	18.620345	3,000,967	0.71%	9.20%
2013	0.00%	130,573	17.051891	2,226,517	0.65%	38.06%
2012	0.00%	101,925	12.351287	1,258,905	0.55%	18.75%
2011	0.00%	90,310	10.401302	939,342	0.46%	-8.39%
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.00%	35,402	14.251870	504,545	2.06%	-2.47%
2014	0.00%	42,382	14.612465	619,305	1.27%	3.30%
2013	0.00%	48,973	14.145691	692,757	1.65%	-8.48%
2012	0.00%	65,923	15.456223	1,018,921	2.37%	7.39%
2011	0.00%	67,889	14.393172	977,138	3.78%	11.74%
VP Mid Cap Value Fund - Class I (ACVMV1)
2015	0.00%	118,610	26.907721	3,191,525	1.65%	-1.43%
2014	0.00%	103,996	27.298795	2,838,965	1.18%	16.42%
2013	0.00%	103,011	23.448028	2,415,405	1.22%	30.11%
2012	0.00%	105,555	18.021035	1,902,210	2.04%	16.33%
2011	0.00%	98,933	15.491583	1,532,629	1.36%	-0.69%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.00%	207,752	22.998606	4,778,006	0.72%	-2.33%
2014	0.00%	192,081	23.547077	4,522,946	0.56%	5.12%
2013	0.00%	175,641	22.399858	3,934,333	0.98%	40.71%
2012	0.00%	148,982	15.918768	2,371,610	0.39%	15.74%
2011	0.00%	104,318	13.753744	1,434,763	0.54%	0.56%
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.00%	64,238	20.021231	1,286,124	1.71%	-2.47%
2014	0.00%	70,791	20.527931	1,453,193	1.86%	8.09%
2013	0.00%	71,016	18.991242	1,348,682	1.98%	21.10%
2012	0.00%	64,464	15.681894	1,010,918	3.54%	10.43%
2011	0.00%	33,998	14.200755	482,797	1.31%	9.01%
Quality Bond Fund II - Primary Shares (FQB)
2015	0.00%	11,707	15.799406	184,964	3.78%	-0.24%
2014	0.00%	11,590	15.837964	183,562	2.98%	3.79%
2013	0.00%	5,666	15.259177	86,458	3.82%	1.03%
2012	0.00%	3,990	15.102866	60,260	3.95%	9.72%
2011	0.00%	4,486	13.764662	61,748	5.84%	2.27%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2015	0.00%	396,711	15.682940	6,221,595	1.01%	-20.75%
2014	0.00%	334,708	19.788975	6,623,528	0.76%	-12.76%
2013	0.00%	255,548	22.684649	5,797,017	0.80%	24.15%
2012	0.00%	209,550	18.272664	3,829,037	0.90%	4.73%
2011	0.00%	155,382	17.446617	2,710,890	1.00%	-5.20%

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Equity-Income Portfolio - Service Class (FEIS)
2015	0.00%	283,135	$17.655691	$4,998,944	3.15%	-4.09%
2014	0.00%	274,895	18.408272	5,060,342	3.05%	8.65%
2013	0.00%	238,428	16.943247	4,039,744	2.67%	28.01%
2012	0.00%	207,000	13.235742	2,739,799	3.61%	17.19%
2011	0.00%	140,019	11.294505	1,581,445	2.72%	0.86%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2015	0.00%	69,215	17.755390	1,228,939	1.66%	-0.31%
2014	0.00%	74,734	17.810892	1,331,079	1.58%	4.35%
2013	0.00%	60,427	17.068509	1,031,399	1.61%	13.39%
2012	0.00%	45,496	15.052634	684,835	2.25%	11.69%
2011	0.00%	29,950	13.477731	403,658	2.38%	-0.28%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2015	0.00%	154,944	18.391642	2,849,675	1.90%	-0.37%
2014	0.00%	132,142	18.459232	2,439,240	1.65%	4.66%
2013	0.00%	125,691	17.636606	2,216,763	1.93%	15.95%
2012	0.00%	104,144	15.209948	1,584,025	2.10%	13.19%
2011	0.00%	79,227	13.437783	1,064,635	2.17%	-1.12%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2015	0.00%	305,546	19.200517	5,866,641	1.63%	-0.34%
2014	0.00%	309,117	19.265178	5,955,194	1.54%	4.86%
2013	0.00%	283,709	18.372029	5,212,310	1.64%	21.50%
2012	0.00%	284,545	15.121452	4,302,734	2.24%	15.48%
2011	0.00%	233,843	13.094199	3,061,987	2.18%	-2.70%
VIP Growth Portfolio - Service Class (FGS)
2015	0.00%	391,292	22.750383	8,902,043	0.19%	7.05%
2014	0.00%	260,884	21.251601	5,544,203	0.11%	11.19%
2013	0.00%	187,989	19.113196	3,593,071	0.21%	36.20%
2012	0.00%	166,338	14.032884	2,334,202	0.50%	14.54%
2011	0.00%	167,714	12.250993	2,054,663	0.29%	0.14%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	0.00%	271,116	15.580835	4,224,214	2.53%	-0.71%
2014	0.00%	261,925	15.691555	4,110,011	2.34%	5.75%
2013	0.00%	274,240	14.837811	4,069,121	2.31%	-1.89%
2012	0.00%	233,628	15.123559	3,533,287	2.56%	5.77%
2011	0.00%	185,083	14.298667	2,646,440	3.31%	7.21%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.00%	306,191	24.919442	7,630,109	0.40%	-1.50%
2014	0.00%	300,104	25.298801	7,592,271	0.17%	6.20%
2013	0.00%	275,346	23.822626	6,559,465	0.43%	36.06%
2012	0.00%	264,029	17.508699	4,622,804	0.55%	14.75%
2011	0.00%	250,328	15.258073	3,819,523	0.16%	-10.72%
VIP Overseas Portfolio - Service Class (FOS)
2015	0.00%	311,161	9.455787	2,942,272	1.63%	-5.44%	4/30/2015
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.00%	782	20.070101	15,695	0.70%	-3.05%
2014	0.00%	1,242	20.702453	25,712	0.98%	6.69%
2013	0.00%	1,183	19.403838	22,955	0.87%	30.44%
2012	0.00%	1,114	14.875151	16,571	0.47%	27.10%
2011	0.00%	1,453	11.703406	17,005	0.91%	-8.85%

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2015	0.00%	43,229	$15.982130	$690,891	4.69%	-7.05%
2014	0.00%	48,719	17.195058	837,726	4.99%	4.62%
2013	0.00%	54,549	16.436367	896,587	6.44%	13.94%
2012	0.00%	63,064	14.425332	909,719	6.34%	12.65%
2011	0.00%	76,362	12.805162	977,828	5.46%	2.38%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2015	0.00%	3,132	20.443818	64,030	1.81%	-3.42%
2014	0.00%	3,832	21.166833	81,111	1.33%	9.01%
2013	0.00%	3,483	19.418079	67,633	1.85%	30.05%
2012	0.00%	2,903	14.931124	43,345	1.79%	12.18%
2011	0.00%	3,610	13.310500	48,051	1.74%	6.29%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2015	0.00%	107,498	20.934020	2,250,365	0.93%	-7.18%
2014	0.00%	135,847	22.554204	3,063,921	0.85%	0.88%
2013	0.00%	152,465	22.356784	3,408,627	1.49%	36.50%
2012	0.00%	158,909	16.378036	2,602,617	1.01%	18.75%
2011	0.00%	142,501	13.791811	1,965,347	0.86%	-3.53%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2015	0.00%	43,295	7.580957	328,218	2.16%	-19.60%
2014	0.00%	50,660	9.429267	477,687	1.57%	-5.71%	4/30/2014
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.00%	51,655	8.167860	421,911	3.35%	-6.49%
2014	0.00%	69,093	8.734905	603,521	2.03%	-12.65%	4/30/2014
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015	0.00%	169,779	9.651615	1,638,642	8.05%	-4.30%
2014	0.00%	193,513	10.085726	1,951,719	5.54%	0.86%	4/30/2014
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015	0.00%	94,396	12.958538	1,223,234	3.00%	-6.21%
2014	0.00%	100,715	13.816935	1,391,573	2.78%	2.85%
2013	0.00%	103,801	13.434293	1,394,493	11.97%	23.77%
2012	0.00%	110,914	10.854248	1,203,888	2.99%	15.33%
2011	0.00%	135,719	9.411247	1,277,285	0.01%	-1.54%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	0.00%	44,126	12.180552	537,479	1.37%	0.18%
2014	0.00%	55,145	12.158206	670,464	1.73%	0.61%
2013	0.00%	74,467	12.084498	899,896	2.43%	0.62%
2012	0.00%	56,081	12.010417	673,556	2.97%	4.61%
2011	0.00%	52,488	11.481642	602,648	3.30%	0.29%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2015	0.00%	5,594	9.599822	53,701	0.00%	-4.00%	11/4/2015
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015	0.00%	6,205	21.512171	133,483	0.47%	-0.46%
2014	0.00%	8,644	21.612376	186,817	0.39%	10.38%
2013	0.00%	8,706	19.579689	170,461	0.69%	37.60%
2012	0.00%	10,873	14.229173	154,714	0.23%	10.98%
2011	0.00%	10,926	12.821427	140,087	0.32%	-3.08%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.00%	211,247	15.649831	3,305,980	1.31%	3.94%
2014	0.00%	181,521	15.055995	2,732,979	1.12%	2.29%
International Growth Fund/VA - Non-Service Shares (OVIG)
2015	0.00%	44,698	9.413427	420,761	0.95%	3.43%
2014	0.00%	5,259	9.101050	47,862	0.26%	-8.99%	5/1/2014

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	0.00%	81,978	$20.828158	$1,707,451	1.11%	3.33%
2014	0.00%	114,266	20.157263	2,303,290	0.75%	10.70%
2013	0.00%	73,971	18.208403	1,346,894	1.08%	31.77%
2012	0.00%	65,549	13.818055	905,760	0.95%	16.87%
2011	0.00%	66,235	11.823344	783,119	0.87%	-0.01%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2015	0.00%	70,071	23.431311	1,641,855	0.92%	-5.90%
2014	0.00%	66,904	24.900127	1,665,918	0.84%	11.93%
2013	0.00%	77,262	22.245495	1,718,731	0.97%	41.01%
2012	0.00%	65,423	15.775303	1,032,068	0.58%	17.99%
2011	0.00%	55,965	13.370383	748,273	0.44%	-2.21%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2015	0.00%	42,312	10.218354	432,359	5.97%	-2.26%
2014	0.00%	45,104	10.454655	471,547	2.70%	2.84%
2013	0.00%	18,724	10.166070	190,349	4.57%	-0.13%
2012	0.00%	11,313	10.179532	115,161	0.00%	1.80%	10/26/2012
All Asset Portfolio - Administrative Class (PMVAAA)
2015	0.00%	50,255	9.830784	494,046	3.53%	-8.99%
2014	0.00%	43,417	10.801484	468,968	5.66%	0.47%
2013	0.00%	23,803	10.750545	255,895	4.60%	0.27%
2012	0.00%	3,907	10.721257	41,888	5.97%	7.21%	5/1/2012
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2015	0.00%	159,212	5.520425	878,918	2.09%	-25.70%
2014	0.00%	15,319	7.430399	113,826	0.42%	-25.70%	5/1/2014
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2015	0.00%	60,781	11.992486	728,915	1.51%	-7.08%
2014	0.00%	71,102	12.906565	917,683	2.10%	0.40%
2013	0.00%	73,260	12.854946	941,753	1.79%	-6.47%
2012	0.00%	66,644	13.744711	916,003	5.46%	5.50%
2011	0.00%	62,395	13.028098	812,888	2.01%	8.52%
Low Duration Portfolio - Administrative Class (PMVLDA)
2015	0.00%	292,515	12.575667	3,678,571	3.45%	0.31%
2014	0.00%	311,781	12.536937	3,908,779	1.14%	0.85%
2013	0.00%	261,520	12.431406	3,251,061	1.43%	-0.13%
2012	0.00%	197,839	12.447911	2,462,682	1.88%	5.86%
2011	0.00%	137,574	11.759209	1,617,761	1.68%	1.11%
Total Return Portfolio - Administrative Class (PMVTRA)
2015	0.00%	440,626	11.375314	5,012,259	5.51%	0.44%
2014	0.00%	293,604	11.325989	3,325,356	2.35%	4.27%
2013	0.00%	192,991	10.862084	2,096,284	2.21%	-1.96%
2012	0.00%	100,954	11.078738	1,118,443	2.52%	9.60%
2011	0.00%	34,195	10.108298	345,653	1.64%	1.08%	4/29/2011
VI American Franchise Fund - Series I Shares (ACEG)
2015	0.00%	1,711	15.558361	26,620	0.00%	5.01%
2014	0.00%	2,173	14.816518	32,196	0.04%	8.44%
2013	0.00%	2,173	13.663384	29,691	0.45%	40.14%
2012	0.00%	2,248	9.750071	21,918	0.00%	-2.50%	4/27/2012
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2015	0.00%	14,921	12.988124	193,796	0.37%	-4.03%
2014	0.00%	12,437	13.533238	168,313	0.04%	4.43%
2013	0.00%	10,303	12.958594	133,512	0.81%	28.81%
2012	0.00%	2,828	10.059945	28,450	0.05%	0.60%	5/1/2012

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.00%	33,423	$10.654733	$356,113	0.63%	1.85%
2014	0.00%	23,012	10.461335	240,736	0.00%	4.66%
2013	0.00%	11,245	9.995608	112,401	0.00%	-0.04%	5/1/2013
Blue Chip Growth Portfolio - II (TRBCG2)
2011	0.00%	14	13.304880	186	0.00%	1.36%
Health Sciences Fund, Inc. (TRHS)
2012	0.00%	66,964	10.977649	735,107	0.51%	9.78%	5/1/2012
T. Rowe Price Health Sciences Portfolio (TRHSP)
2015	0.00%	410,034	24.616412	10,093,566	0.00%	12.76%
2014	0.00%	306,853	21.830967	6,698,898	0.00%	31.57%
2013	0.00%	176,380	16.593148	2,926,699	0.00%	50.86%
Health Sciences Portfolio - II (TRHS2)
2015	0.00%	53,571	34.165533	1,830,282	0.00%	12.47%
2014	0.00%	53,615	30.377400	1,628,684	0.00%	31.22%
2013	0.00%	55,307	23.149472	1,280,328	0.00%	50.51%
2012	0.00%	46,191	15.380592	710,445	0.00%	31.00%
2011	0.00%	22,768	11.741045	267,320	0.00%	10.39%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.00%	325,022	5.845163	1,899,807	0.03%	-33.45%
2014	0.00%	247,769	8.782543	2,176,042	0.08%	-19.10%
2013	0.00%	195,493	10.856355	2,122,341	0.63%	10.53%
2012	0.00%	162,561	9.821731	1,596,630	0.66%	-1.78%	4/30/2012
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2015	0.00%	10,519	10.286739	108,206	0.00%	-0.71%
2014	0.00%	680	10.359961	7,045	1.15%	3.60%	5/1/2014
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2015	0.00%	11,607	10.305661	119,618	0.00%	-0.43%
2014	0.00%	8,102	10.349800	83,854	1.40%	3.50%	5/1/2014
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.00%	883,083	12.449004	10,993,504	0.36%	-8.35%
2014	0.00%	788,389	13.582583	10,708,359	0.47%	-5.26%
2013	0.00%	638,838	14.337359	9,159,250	1.26%	25.13%
2012	0.00%	555,210	11.457862	6,361,520	1.07%	19.18%
2011	0.00%	432,850	9.614262	4,161,533	0.94%	-7.21%
Variable Insurance Portfolios - Balanced (WRBP)
2015	0.00%	21,048	17.089341	359,696	0.90%	-0.32%
2014	0.00%	20,054	17.145059	343,827	0.85%	7.57%
2013	0.00%	13,424	15.937799	213,949	1.43%	23.70%
2012	0.00%	11,437	12.884509	147,360	1.59%	11.74%
2011	0.00%	10,293	11.530280	118,681	1.51%	3.31%
Variable Insurance Portfolios - Bond (WRBDP)
2015	0.00%	54,763	13.468726	737,588	2.92%	0.20%
2014	0.00%	57,305	13.441746	770,279	3.81%	4.34%
2013	0.00%	51,425	12.883039	662,510	3.41%	-2.09%
2012	0.00%	46,221	13.158067	608,179	3.06%	5.78%
2011	0.00%	44,338	12.439097	551,525	2.65%	7.31%
Variable Insurance Portfolios - Core Equity (WRCEP)
2015	0.00%	37,756	19.213894	725,440	0.36%	-0.69%
2014	0.00%	35,630	19.348082	689,372	0.49%	9.68%
2013	0.00%	33,450	17.640745	590,083	0.54%	33.51%
2012	0.00%	30,575	13.213109	403,991	0.57%	18.60%
2011	0.00%	26,876	11.140721	299,418	0.36%	1.66%

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2015	0.00%	41,769	$15.111997	$631,213	1.29%	-2.06%
2014	0.00%	44,520	15.429116	686,904	1.16%	9.84%
2013	0.00%	41,681	14.046982	585,492	1.57%	29.61%
2012	0.00%	37,979	10.837657	411,603	1.02%	13.18%
2011	0.00%	31,275	9.575854	299,485	0.99%	-4.69%
Variable Insurance Portfolios - Energy (WRENG)
2015	0.00%	33,949	7.718047	262,020	0.06%	-22.14%
2014	0.00%	27,758	9.913051	275,166	0.00%	-10.56%
2013	0.00%	23,693	11.083469	262,601	0.00%	27.76%
2012	0.00%	20,080	8.675429	174,203	0.00%	1.38%
2011	0.00%	16,741	8.557685	143,264	0.00%	-9.08%
Variable Insurance Portfolios - Global Bond (WRGBP)
2015	0.00%	4,841	10.497679	50,819	3.63%	-2.65%
2014	0.00%	5,281	10.783960	56,950	2.14%	0.18%
2013	0.00%	3,428	10.764123	36,899	0.00%	1.74%
2012	0.00%	1,475	10.579608	15,605	4.19%	6.41%
2011	0.00%	209	9.942236	2,078	2.54%	-0.58%	5/2/2011
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2015	0.00%	98,330	4.961909	487,905	0.10%	-22.39%
2014	0.00%	86,252	6.393729	551,472	0.00%	-13.04%
2013	0.00%	75,192	7.352106	552,820	0.00%	7.80%
2012	0.00%	67,369	6.820009	459,457	0.00%	1.88%
2011	0.00%	53,476	6.693839	357,960	0.00%	-21.45%
Variable Insurance Portfolios - Growth (WRGP)
2015	0.00%	42,679	19.086025	814,572	0.11%	7.17%
2014	0.00%	37,725	17.809323	671,857	0.40%	11.81%
2013	0.00%	32,495	15.928039	517,582	0.42%	36.46%
2012	0.00%	27,890	11.672462	325,545	0.06%	12.74%
2011	0.00%	22,699	10.353045	235,004	0.38%	2.12%
Variable Insurance Portfolios - High Income (WRHIP)
2015	0.00%	175,522	17.713698	3,109,144	6.21%	-6.50%
2014	0.00%	175,721	18.946076	3,329,223	4.46%	1.90%
2013	0.00%	132,052	18.591996	2,455,110	4.37%	10.50%
2012	0.00%	60,663	16.825504	1,020,686	4.88%	18.64%
2011	0.00%	33,773	14.181907	478,966	7.39%	5.26%
Variable Insurance Portfolios - International Growth (WRIP)
2015	0.00%	39,844	13.438495	535,443	0.43%	3.39%
2014	0.00%	39,416	12.997361	512,304	2.08%	0.96%
2013	0.00%	34,299	12.874330	441,577	0.88%	19.23%
2012	0.00%	30,222	10.798303	326,346	1.86%	18.05%
2011	0.00%	26,355	9.147083	241,071	0.40%	-7.32%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2015	0.00%	33,339	13.338281	444,685	1.31%	-0.94%
2014	0.00%	33,062	13.464451	445,162	2.46%	1.44%
2013	0.00%	29,839	13.272857	396,049	1.57%	24.91%
2012	0.00%	25,325	10.625791	269,098	2.23%	13.33%
2011	0.00%	20,198	9.376216	189,381	1.51%	-13.88%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2015	0.00%	2,057	10.696861	22,003	1.78%	0.87%
2014	0.00%	1,038	10.604414	11,007	0.61%	0.97%
2013	0.00%	636	10.502023	6,679	0.00%	-0.54%
2012	0.00%	371	10.558809	3,917	4.82%	3.37%
2011	0.00%	280	10.214380	2,860	1.35%	2.14%	5/2/2011

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2015	0.00%	14,352	$17.883094	$256,658	0.00%	-9.16%
2014	0.00%	14,079	19.686415	277,165	0.00%	-1.74%
2013	0.00%	15,170	20.035039	303,932	0.00%	57.28%
2012	0.00%	11,883	12.738305	151,369	0.00%	11.84%
2011	0.00%	11,165	11.389527	127,164	0.00%	-7.01%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	0.00%	78,294	21.046713	1,647,831	0.00%	-5.78%
2014	0.00%	76,723	22.337726	1,713,817	0.00%	7.87%
2013	0.00%	47,242	20.708088	978,291	0.00%	29.94%
2012	0.00%	22,045	15.937035	351,332	0.00%	13.56%
2011	0.00%	16,798	14.033982	235,743	0.01%	-0.56%
Variable Insurance Portfolios - Money Market (WRMMP)
2015	0.00%	21,435	10.189660	218,415	0.02%	0.02%
2014	0.00%	24,098	10.187534	245,499	0.02%	0.02%
2013	0.00%	14,649	10.185407	149,206	0.02%	0.02%
2012	0.00%	14,133	10.183309	143,921	0.02%	0.02%
2011	0.00%	24,608	10.181228	250,540	0.02%	0.02%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2015	0.00%	71,509	16.069734	1,149,131	2.66%	0.34%
2014	0.00%	54,841	16.015399	878,300	0.83%	4.86%
2013	0.00%	47,599	15.273325	726,995	1.25%	27.13%
2012	0.00%	40,847	12.014045	490,738	0.88%	12.18%
2011	0.00%	32,692	10.709183	350,105	1.14%	-4.15%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2015	0.00%	24,921	14.257362	355,308	1.15%	0.45%
2014	0.00%	22,646	14.193411	321,424	1.06%	3.39%
2013	0.00%	20,523	13.727902	281,738	1.68%	14.75%
2012	0.00%	27,757	11.963796	332,079	0.87%	6.95%
2011	0.00%	21,691	11.186358	242,643	0.65%	0.75%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2015	0.00%	211,475	15.259241	3,226,948	1.66%	0.32%
2014	0.00%	194,879	15.210754	2,964,257	1.01%	4.24%
2013	0.00%	180,214	14.592493	2,629,772	1.11%	20.83%
2012	0.00%	161,633	12.076585	1,951,975	0.90%	9.53%
2011	0.00%	133,499	11.025710	1,471,921	0.99%	-1.46%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2015	0.00%	273,926	15.667379	4,291,702	2.27%	0.06%
2014	0.00%	233,464	15.657977	3,655,574	0.99%	4.61%
2013	0.00%	203,816	14.967420	3,050,600	1.13%	23.81%
2012	0.00%	181,186	12.088618	2,190,288	0.75%	10.82%
2011	0.00%	145,920	10.908819	1,591,815	0.77%	-3.02%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2015	0.00%	26,953	14.799185	398,882	1.51%	0.33%
2014	0.00%	28,051	14.750724	413,773	0.95%	3.88%
2013	0.00%	25,181	14.199940	357,569	1.28%	17.71%
2012	0.00%	21,739	12.063812	262,255	0.87%	8.41%
2011	0.00%	15,092	11.127860	167,942	0.98%	0.00%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2015	0.00%	13,130	17.649462	231,737	1.00%	4.78%
2014	0.00%	16,165	16.843795	272,280	0.99%	30.17%
2013	0.00%	13,656	12.940296	176,713	1.28%	1.13%
2012	0.00%	11,755	12.795640	150,413	0.76%	17.72%
2011	0.00%	10,913	10.869843	118,623	0.71%	5.01%

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Science and Technology (WRSTP)
2015	0.00%	54,747	$22.607764	$1,237,707	0.00%	-2.88%
2014	0.00%	49,900	23.277961	1,161,570	0.00%	2.91%
2013	0.00%	45,529	22.619564	1,029,846	0.00%	56.38%
2012	0.00%	45,799	14.464041	662,439	0.00%	27.83%
2011	0.00%	36,686	11.315053	415,104	0.00%	-5.77%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2015	0.00%	27,893	17.296389	482,448	0.00%	1.88%
2014	0.00%	24,056	16.976774	408,393	0.00%	1.59%
2013	0.00%	20,355	16.710278	340,138	0.00%	43.36%
2012	0.00%	18,864	11.656224	219,883	0.00%	5.16%
2011	0.00%	15,955	11.083753	176,841	0.00%	-10.60%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2015	0.00%	13,964	18.166459	253,676	0.09%	-5.58%
2014	0.00%	14,649	19.241023	281,862	0.09%	7.05%
2013	0.00%	14,244	17.974409	256,027	0.84%	33.53%
2012	0.00%	13,416	13.461143	180,595	0.41%	18.63%
2011	0.00%	11,213	11.346891	127,233	0.48%	-12.79%
Variable Insurance Portfolios - Value (WRVP)
2015	0.00%	15,954	18.614382	296,974	0.76%	-3.91%
2014	0.00%	13,733	19.372751	266,046	1.06%	10.94%
2013	0.00%	12,223	17.461722	213,435	0.78%	35.34%
2012	0.00%	9,976	12.902542	128,716	1.28%	18.88%
2011	0.00%	7,479	10.853362	81,172	0.74%	-7.32%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015	0.00%	34,719	24.657341	856,078	0.00%	-2.88%
2014	0.00%	39,011	25.389071	990,453	0.00%	-1.88%
2013	0.00%	34,700	25.874760	897,854	0.00%	50.23%
2012	0.00%	34,776	17.223573	598,967	0.00%	7.87%
2011	0.00%	23,838	15.966729	380,615	0.00%	-4.60%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	112,470	20.707226	2,328,942	1.30%	27.34%
2012	0.00%	76,759	16.261792	1,248,239	2.04%	21.23%
2011	0.00%	67,220	13.414448	901,719	1.17%	-8.27%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	22,379	10.352942	231,688	0.00%	-8.81%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	312,148	10.783470	3,366,039	0.39%	-32.33%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	32,076	19.119582	613,280	1.92%	-0.97%
2012	0.00%	33,786	19.307248	652,315	1.41%	13.16%
2011	0.00%	32,654	17.062376	557,155	0.91%	-15.86%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	39,434	18.236527	719,139	2.49%	22.98%
2012	0.00%	30,190	14.829007	447,688	2.98%	18.30%
2011	0.00%	31,393	12.534749	393,503	1.69%	-10.68%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	108,142	20.700503	2,238,594	4.83%	1.64%
2012	0.00%	122,910	20.367363	2,503,353	6.60%	15.06%
2011	0.00%	116,885	17.701343	2,069,021	5.69%	-0.83%

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.00%	460	$21.459751	$9,871	0.31%	11.45%
2013	0.00%	437	19.254671	8,414	0.59%	30.29%
2012	0.00%	586	14.778170	8,660	0.53%	16.97%
2011	0.00%	368	12.633894	4,649	0.58%	0.58%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	182,265	18.202636	3,317,703	6.89%	6.94%
2012	0.00%	173,239	17.021800	2,948,840	9.26%	14.71%
2011	0.00%	131,352	14.839228	1,949,162	8.09%	3.81%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	273,011	19.481483	5,318,659	1.29%	0.75%
2012	0.00%	197,380	19.336082	3,816,556	0.60%	17.24%
2011	0.00%	126,017	16.493303	2,078,437	0.76%	-22.39%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	42,501	11.518720	489,557	0.62%	17.81%
2012	0.00%	22,851	9.777129	223,417	1.00%	15.58%
2011	0.00%	12,503	8.459397	105,768	1.98%	-15.41%	5/2/2011
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.00%	121,476	16.555209	2,011,061	1.30%	-8.18%
2013	0.00%	113,452	18.029345	2,045,465	1.43%	30.30%
2012	0.00%	101,255	13.836689	1,401,034	1.93%	20.67%
2011	0.00%	102,506	11.466618	1,175,397	1.34%	-17.30%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	2,273	9.768863	22,205	0.14%	-7.91%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	6,940	11.911516	82,666	0.00%	-7.16%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.00%	69,734	9.962653	694,736	0.49%	-16.40%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	260,837	11.841416	3,088,679	2.87%	21.27%
2012	0.00%	224,653	9.764428	2,193,608	3.43%	18.29%
2011	0.00%	107,284	8.254444	885,570	2.75%	-12.72%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	98,964	12.166606	1,204,056	1.39%	21.34%
2012	0.00%	74,182	10.026765	743,805	0.66%	15.78%
2011	0.00%	71,965	8.660251	623,235	1.25%	-9.37%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	90,865	12.775201	1,160,819	2.30%	21.42%
2012	0.00%	92,893	10.521355	977,360	0.44%	17.24%
2011	0.00%	76,483	8.974574	686,402	2.00%	-16.11%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	27,428	2.908819	79,783	8.50%	-1.88%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	378	3.367180	1,273	9.33%	-2.34%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	1,750	16.125426	28,219	0.00%	3.47%
2013	0.00%	1,218	15.584477	18,982	0.00%	45.83%
2012	0.00%	1,467	10.686505	15,677	0.00%	8.82%
2011	0.00%	2,090	9.820243	20,524	0.00%	-1.06%

NW VL SEPARATE ACCOUNT G NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2015	Contract owners equity:				$534,651,674
2014	Contract owners equity:				$448,131,939
2013	Contract owners equity:				$353,512,339
2012	Contract owners equity:				$236,930,965
2011	Contract owners equity:				$168,673,454
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.